UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class A

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A	3.59%	1.49%	-3.67%
$50/month 15-Year Plan A	-48.20%	-0.63%	-4.16%

A The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund - Class A on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets almost came full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class A shares returned 3.59% (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class O shares returned 4.04% (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out of benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.50%
Actual		$ 1,000.00	$ 1,526.00	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class A	.87%
Actual		$ 1,000.00	$ 1,522.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.33%
Actual		$ 1,000.00	$ 1,520.20	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.83%
Actual		$ 1,000.00	$ 1,515.90	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.82%
Actual		$ 1,000.00	$ 1,515.90	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,523.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	2.3
Exxon Mobil Corp.	2.9	1.9
MEMC Electronic Materials, Inc.	2.7	4.5
JPMorgan Chase & Co.	2.6	2.5
Cisco Systems, Inc.	2.5	1.7
Bank of America Corp.	2.5	1.7
Procter & Gamble Co.	2.2	1.3
Chevron Corp.	2.1	2.5
Apple, Inc.	2.0	1.8
Johnson & Johnson	2.0	2.1
	24.5
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	27.9
Financials	18.8	12.5
Health Care	14.4	14.5
Consumer Discretionary	11.7	10.6
Energy	10.6	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009 *		As of March 31, 2009 **
	Stocks 99.6%		Stocks 98.3%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.7%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	75,000	$ 5,892,750
Distributors - 0.1%
Li & Fung Ltd.	500,000	2,016,129
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	661,014	4,917,944
Royal Caribbean Cruises Ltd. (d)	500,000	12,040,000
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,954,500
The Cheesecake Factory, Inc. (a)	125,000	2,315,000
		24,227,444
Household Durables - 2.4%
Lennar Corp. Class A	250,000	3,562,500
Newell Rubbermaid, Inc.	2,250,000	35,302,500
Pulte Homes, Inc.	499,000	5,484,010
		44,349,010
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,589,000
Media - 2.5%
Comcast Corp. Class A	1,100,000	18,579,000
DISH Network Corp. Class A (a)	500,000	9,630,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	3,775,000
The DIRECTV Group, Inc. (a)	500,000	13,790,000
		45,774,000
Multiline Retail - 0.9%
Macy's, Inc.	400,000	7,316,000
Target Corp.	200,000	9,336,000
		16,652,000
Specialty Retail - 3.0%
Best Buy Co., Inc.	500,000	18,760,000
Gamestop Corp. Class A (a)	500,000	13,235,000
Lowe's Companies, Inc.	725,000	15,181,500
Staples, Inc.	400,000	9,288,000
		56,464,500
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	500,000	10,700,000
Liz Claiborne, Inc. (d)	750,000	3,697,500
		14,397,500
TOTAL CONSUMER DISCRETIONARY		216,362,333
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	100,000	4,566,228
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	6,060,000
		10,626,228

	Shares	Value
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	400,000	$ 14,296,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	5,113,500
Danone	146,224	8,811,267
Hain Celestial Group, Inc. (a)	350,000	6,709,500
Nestle SA (Reg.)	325,000	13,848,603
		34,482,870
Household Products - 2.4%
Energizer Holdings, Inc. (a)	50,000	3,317,000
Procter & Gamble Co.	700,000	40,544,000
		43,861,000
Tobacco - 1.9%
Altria Group, Inc.	1,000,000	17,810,000
British American Tobacco PLC sponsored ADR	175,000	11,068,750
Lorillard, Inc.	100,000	7,430,000
		36,308,750
TOTAL CONSUMER STAPLES		139,574,848
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (a)	200,000	4,748,000
Helix Energy Solutions Group, Inc. (a)	350,000	5,243,000
Noble Corp.	225,000	8,541,000
North American Energy Partners, Inc. (a)	975,000	5,850,000
Patterson-UTI Energy, Inc.	500,000	7,550,000
Smith International, Inc.	225,000	6,457,500
		38,389,500
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	550,000	38,736,500
EXCO Resources, Inc. (a)	300,000	5,607,000
Exxon Mobil Corp.	800,000	54,888,000
Marathon Oil Corp.	500,000	15,950,000
Petrobank Energy & Resources Ltd. (a)	75,000	3,100,187
Petrohawk Energy Corp. (a)	150,000	3,631,500
Plains Exploration & Production Co. (a)	200,000	5,532,000
Total SA sponsored ADR	300,000	17,778,000
Ultra Petroleum Corp. (a)	175,000	8,568,000
Valero Energy Corp.	225,000	4,362,750
		158,153,937
TOTAL ENERGY		196,543,437
FINANCIALS - 18.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	75,000	13,826,250
KKR Private Equity Investors, LP (a)	500,000	4,675,000
Morgan Stanley	500,000	15,440,000
State Street Corp.	100,000	5,260,000
		39,201,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	$ 2,705,000
Harleysville National Corp., Pennsylvania	250,000	1,332,500
M&T Bank Corp. (d)	50,000	3,116,000
PNC Financial Services Group, Inc.	450,000	21,865,500
Regions Financial Corp.	1,600,000	9,936,000
SunTrust Banks, Inc.	200,000	4,510,000
Wells Fargo & Co.	2,000,000	56,360,001
		99,825,001
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	7,146,000
Diversified Financial Services - 6.0%
Bank of America Corp.	2,750,000	46,530,000
JPMorgan Chase & Co.	1,100,000	48,202,000
KKR Financial Holdings LLC (a)	3,500,000	16,170,000
		110,902,000
Insurance - 2.5%
ACE Ltd.	175,000	9,355,500
Arch Capital Group Ltd. (a)	60,000	4,052,400
Genworth Financial, Inc. Class A	175,000	2,091,250
Hartford Financial Services Group, Inc.	350,000	9,275,000
RenaissanceRe Holdings Ltd.	200,000	10,952,000
The Chubb Corp.	200,000	10,082,000
		45,808,150
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	300,000	3,522,000
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (d)	1,700,000	12,597,000
Radian Group, Inc. (d)	2,750,000	29,095,000
		41,692,000
TOTAL FINANCIALS		348,096,401
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,061,800
Amgen, Inc. (a)	200,000	12,046,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,395,750
Gilead Sciences, Inc. (a)	325,000	15,138,500
		32,642,050
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	150,000	8,551,500
Edwards Lifesciences Corp. (a)	50,000	3,495,500
Medtronic, Inc.	275,000	10,120,000
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,264,000
St. Jude Medical, Inc. (a)	250,000	9,752,500
Varian Medical Systems, Inc. (a)	75,000	3,159,750
		38,343,250

	Shares	Value
Health Care Providers & Services - 2.7%
DaVita, Inc. (a)	125,000	$ 7,080,000
Express Scripts, Inc. (a)	125,000	9,697,500
Humana, Inc. (a)	275,000	10,257,500
LCA-Vision, Inc. (a)(d)	825,000	5,783,250
UnitedHealth Group, Inc.	475,000	11,894,000
WellPoint, Inc. (a)	125,000	5,920,000
		50,632,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	125,000	4,622,500
Illumina, Inc. (a)	137,500	5,843,750
		10,466,250
Pharmaceuticals - 7.3%
Abbott Laboratories	425,000	21,024,750
Johnson & Johnson	600,000	36,534,000
Merck & Co., Inc.	900,000	28,467,000
Pfizer, Inc.	1,700,000	28,135,000
Schering-Plough Corp.	300,000	8,475,000
Wyeth	250,000	12,145,000
		134,780,750
TOTAL HEALTH CARE		266,864,550
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
Heico Corp. (d)	75,000	3,252,000
Honeywell International, Inc.	250,000	9,287,500
Lockheed Martin Corp.	50,000	3,904,000
Precision Castparts Corp.	125,000	12,733,750
The Boeing Co.	300,000	16,245,000
		45,422,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	500,000	4,480,000
Building Products - 0.1%
Masco Corp.	200,000	2,584,000
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	150,000	8,439,000
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	325,000	7,192,250
Electrical Equipment - 1.3%
Canadian Solar, Inc. (a)(d)	300,000	5,166,000
First Solar, Inc. (a)	30,000	4,585,800
JA Solar Holdings Co. Ltd. ADR (a)	892,000	3,594,760
Renewable Energy Corp. AS (a)(d)	600,047	5,266,759
SMA Solar Technology AG	10,000	1,025,188
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	250,000	3,800,000
		23,438,507
Industrial Conglomerates - 0.2%
Textron, Inc.	200,000	3,796,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.1%
Briggs & Stratton Corp.	100,000	$ 1,941,000
Road & Rail - 1.8%
CSX Corp.	350,000	14,651,000
Ryder System, Inc.	300,000	11,718,000
Union Pacific Corp.	125,000	7,293,750
		33,662,750
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	275,000	4,394,500
Phoenix Solar AG	50,000	2,978,547
		7,373,047
TOTAL INDUSTRIALS		138,328,804
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	2,000,000	47,080,000
Juniper Networks, Inc. (a)	350,000	9,457,000
		56,537,000
Computers & Peripherals - 3.7%
Apple, Inc. (a)	200,000	37,074,000
Hewlett-Packard Co.	500,000	23,605,000
SanDisk Corp. (a)	250,000	5,425,000
Seagate Technology	175,000	2,661,750
		68,765,750
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,250,000	10,887,500
Arrow Electronics, Inc. (a)	200,000	5,630,000
BYD Co. Ltd. (H Shares) (a)	500,000	4,119,355
Coretronic Corp.	2,250,000	2,791,164
Corning, Inc.	1,250,000	19,137,500
Everlight Electronics Co. Ltd.	1,000,000	3,264,519
		45,830,038
Internet Software & Services - 1.7%
eBay, Inc. (a)	250,000	5,902,500
Equinix, Inc. (a)(d)	65,000	5,980,000
Google, Inc. Class A (a)	40,000	19,834,000
		31,716,500
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	300,000	11,598,000
MasterCard, Inc. Class A	75,000	15,161,250
Paychex, Inc.	325,000	9,441,250
		36,200,500
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR	1,100,000	7,700,000
KLA-Tencor Corp.	150,000	5,379,000
Lam Research Corp. (a)	400,000	13,664,000

	Shares	Value
MEMC Electronic Materials, Inc. (a)	3,000,000	$ 49,890,000
National Semiconductor Corp.	600,020	8,562,285
Radiant Opto-Electronics Corp.	1,545,000	1,830,136
Rubicon Technology, Inc. (a)	4,136	61,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	750,000	5,385,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,749	5,012,866
		97,484,665
Software - 2.5%
Autonomy Corp. PLC (a)	500,000	13,018,968
Nice Systems Ltd. sponsored ADR (a)	350,000	10,654,000
Nintendo Co. Ltd.	17,500	4,463,179
Nuance Communications, Inc. (a)	150,000	2,244,000
Salesforce.com, Inc. (a)	125,000	7,116,250
VMware, Inc. Class A (a)	200,000	8,034,000
		45,530,397
TOTAL INFORMATION TECHNOLOGY		382,064,850
MATERIALS - 1.3%
Chemicals - 0.7%
Cytec Industries, Inc.	100,000	3,247,000
E.I. du Pont de Nemours & Co.	175,000	5,624,500
The Mosaic Co.	100,000	4,807,000
		13,678,500
Metals & Mining - 0.6%
Nucor Corp.	225,000	10,577,250
TOTAL MATERIALS		24,255,750
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	500,000	13,505,000
Global Crossing Ltd. (a)	625,900	8,950,370
PAETEC Holding Corp. (a)	1,000,000	3,870,000
tw telecom, inc. (a)	350,000	4,707,500
Verizon Communications, Inc.	1,050,000	31,783,500
		62,816,370
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	200,000	5,996,000
Sprint Nextel Corp. (a)	1,250,000	4,937,500
		10,933,500
TOTAL TELECOMMUNICATION SERVICES		73,749,870
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	400,000	12,396,000
Entergy Corp.	250,000	19,965,000
FirstEnergy Corp.	100,000	4,572,000
		36,933,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	550,000	$ 8,151,000
NRG Energy, Inc. (a)	125,000	3,523,750
		11,674,750
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	650,000	8,079,500
TECO Energy, Inc.	325,000	4,576,000
		12,655,500
TOTAL UTILITIES		61,263,250
TOTAL COMMON STOCKS (Cost $1,808,251,035)		1,847,104,093
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,856)	$ 2,950,000	0
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	8,192,649	$ 8,192,649
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	58,539,448	58,539,448
TOTAL MONEY MARKET FUNDS (Cost $66,732,097)		66,732,097
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,875,101,988)		1,913,836,190
NET OTHER ASSETS - (3.2)%		(59,073,589)
NET ASSETS - 100%		$ 1,854,762,601
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 212,418
Fidelity Securities Lending Cash Central Fund	1,986,204
Total	$ 2,198,622
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 2,702,930	$ -	$ -
New Frontier Media, Inc.	-	516,905	2,208,563	-	-
Total	$ 4,832,000	$ 1,078,244	$ 4,911,493	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,362,333	$ 216,362,333	$ -	$ -
Consumer Staples	139,574,848	139,574,848	-	-
Energy	196,543,437	196,543,437	-	-
Financials	348,096,401	348,096,401	-	-
Health Care	266,864,550	266,864,550	-	-
Industrials	138,328,804	138,328,804	-	-
Information Technology	382,064,850	377,601,671	4,463,179	-
Materials	24,255,750	24,255,750	-	-
Telecommunication Services	73,749,870	73,749,870	-	-
Utilities	61,263,250	61,263,250	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	66,732,097	66,732,097	-	-
Total Investments in Securities	$ 1,913,836,190	$ 1,909,373,011	$ 4,463,179	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	617,295
Cost of Purchases	-
Proceeds of Sales	(724,609)
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 617,295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.0%
Switzerland	1.7%
France	1.4%
Bermuda	1.3%
Canada	1.3%
Taiwan	1.1%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $55,654,014) - See accompanying schedule: Unaffiliated issuers (cost $1,808,369,891)	$ 1,847,104,093
Fidelity Central Funds (cost $66,732,097)	66,732,097
Total Investments (cost $1,875,101,988)		$ 1,913,836,190
Receivable for investments sold		2,492,760
Receivable for fund shares sold		71,748
Dividends receivable		1,558,436
Distributions receivable from Fidelity Central Funds		41,148
Prepaid expenses		11,989
Other receivables		113,758
Total assets		1,918,126,029

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	3,044,200
Payable for fund shares redeemed	848,389
Accrued management fee	660,210
Distribution fees payable	34,341
Other affiliated payables	117,092
Other payables and accrued expenses	119,739
Collateral on securities loaned, at value	58,539,448
Total liabilities		63,363,428

Net Assets		$ 1,854,762,601
Net Assets consist of:
Paid in capital		$ 2,667,751,990
Undistributed net investment income		12,886,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,613,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,737,829
Net Assets		$ 1,854,762,601

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($1,708,710,448 ÷ 138,537,136 shares)	$ 12.33

Class A: Net Asset Value and redemption price per share ($129,757,656 ÷ 10,728,992 shares)	$ 12.09

Maximum offering price per share (100/94.25 of $12.09)	$ 12.83
Class T: Net Asset Value and redemption price per share ($11,378,125 ÷ 944,919 shares)	$ 12.04

Maximum offering price per share (100/96.50 of $12.04)	$ 12.48
Class B: Net Asset Value and offering price per share ($1,072,205 ÷ 90,083 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($2,500,610 ÷ 210,074 shares)A	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,343,557 ÷ 106,879 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 24,366,028
Interest		2,359
Income from Fidelity Central Funds (including $1,986,204 from security lending)		2,198,622
Total income		26,567,009

Expenses
Management fee	$ 6,268,393
Transfer agent fees	422,078
Distribution fees	317,363
Accounting and security lending fees	598,747
Custodian fees and expenses	135,034
Independent trustees' compensation	10,928
Depreciation in deferred trustee compensation account	(2,025)
Registration fees	79,418
Audit	85,479
Legal	12,101
Interest	1,370
Miscellaneous	43,467
Total expenses before reductions	7,972,353
Expense reductions	(195,481)	7,776,872
Net investment income (loss)		18,790,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,800)	(425,850,925)
Other affiliated issuers	889,090
Foreign currency transactions	(104,698)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(427,887,586)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	448,227,853
Assets and liabilities in foreign currencies	46,674
Total change in net unrealized appreciation (depreciation)		448,274,527
Net gain (loss)		20,386,941
Net increase (decrease) in net assets resulting from operations		$ 39,177,078

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,790,137	$ 32,574,746
Net realized gain (loss)	(427,887,586)	(328,466,296)
Change in net unrealized appreciation (depreciation)	448,274,527	(576,306,666)
Net increase (decrease) in net assets resulting from operations	39,177,078	(872,198,216)
Distributions to shareholders from net investment income	(21,704,272)	(29,099,203)
Share transactions - net increase (decrease)	(67,335,220)	(330,088,276)
Total increase (decrease) in net assets	(49,862,414)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $12,886,723 and undistributed net investment income of $23,968,403, respectively)	$ 1,854,762,601	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.13	.20	.15	.13	.16 F
Net realized and unrealized gain (loss)	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return A,B	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets D,G
Expenses before reductions	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.34%	1.30%	.95%	.90%	1.27% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate E	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.08	.13	.08	.06	.08 G
Net realized and unrealized gain (loss)	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return A,B,C	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.90%	.87%	.52%	.44%	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	.32	(5.26)	2.54	1.27	.40
Total from investment operations	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B,C,D	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.27	.40
Total from investment operations	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.28	.40
Total from investment operations	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.03%	.01%	(.36) %	(.45) %	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	.34	(5.45)	2.67	1.29	.41
Total from investment operations	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, future transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 253,965,351
Unrealized depreciation	(241,716,674)
Net unrealized appreciation (depreciation)	$ 12,248,677

Undistributed ordinary income	$ 13,344,045
Capital loss carryforward	$ (560,174,479)

Cost for federal income tax purposes	$ 1,901,587,513

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 21,704,272	$ 29,099,203

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,821,053)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (2,821,053)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,821,053) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,383,918,347 and $2,455,475,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,376	$ 2,200
Class T	.25%	.25%	45,182	-
Class B	.75%	.25%	7,549	5,662
Class C	.75%	.25%	19,256	2,288
			$ 317,363	$ 10,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 181,823.01
Class A	195,204.20
Class T	29,983.33
Class B	2,489.33
Class C	6,247.32
Institutional Class	6,332.29
	$ 422,078

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,560 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,608,400.78%		$ 1,370

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,862 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,331 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,150.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,483	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,272	$ 29,099,203

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	7,606,531	2,809,636	$ 76,359,324	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(17,019,138)	(23,420,609)	(158,838,504)	(357,643,087)
Net increase (decrease)	(7,301,511)	(19,204,845)	$ (65,062,618)	$ (291,372,487)
Class A
Shares sold	2,335,925	1,916,877	$ 21,078,470	$ 29,044,672
Reinvestment of distributions	108,691	67,920	882,568	1,106,419
Shares redeemed	(2,265,889)	(2,133,670)	(20,059,558)	(31,565,740)
Net increase (decrease)	178,727	(148,873)	$ 1,901,480	$ (1,414,649)
Class T
Shares sold	205,277	144,111	$ 1,901,523	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(326,967)	(664,659)	(2,949,011)	(9,666,105)
Net increase (decrease)	(119,207)	(516,660)	$ (1,027,376)	$ (7,455,081)
Class B
Shares sold	31,825	17,433	$ 293,713	$ 261,385
Shares redeemed	(15,335)	(24,585)	(138,927)	(355,361)
Net increase (decrease)	16,490	(7,152)	$ 154,786	$ (93,976)
Class C
Shares sold	71,381	36,917	$ 670,802	$ 534,062
Shares redeemed	(92,183)	(97,551)	(803,319)	(1,404,629)
Net increase (decrease)	(20,802)	(60,634)	$ (132,517)	$ (870,567)
Institutional Class
Shares sold	11,727	37,397	$ 106,180	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(337,015)	(2,014,582)	(3,280,201)	(29,563,975)
Net increase (decrease)	(324,689)	(1,972,510)	$ (3,168,975)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIN-UANN-1109
1.837886.103

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class O

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class O	4.04%	1.97%	-3.04%
$50/month 15-Year Plan A	-50.27%	-1.71%	-4.30%

A The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.7% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund - Class O on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets almost came full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class A shares returned 3.59% (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class O shares returned 4.04% (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out of benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.50%
Actual		$ 1,000.00	$ 1,526.00	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class A	.87%
Actual		$ 1,000.00	$ 1,522.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.33%
Actual		$ 1,000.00	$ 1,520.20	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.83%
Actual		$ 1,000.00	$ 1,515.90	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.82%
Actual		$ 1,000.00	$ 1,515.90	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,523.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	2.3
Exxon Mobil Corp.	2.9	1.9
MEMC Electronic Materials, Inc.	2.7	4.5
JPMorgan Chase & Co.	2.6	2.5
Cisco Systems, Inc.	2.5	1.7
Bank of America Corp.	2.5	1.7
Procter & Gamble Co.	2.2	1.3
Chevron Corp.	2.1	2.5
Apple, Inc.	2.0	1.8
Johnson & Johnson	2.0	2.1
	24.5
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	27.9
Financials	18.8	12.5
Health Care	14.4	14.5
Consumer Discretionary	11.7	10.6
Energy	10.6	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009 *		As of March 31, 2009 **
	Stocks 99.6%		Stocks 98.3%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.7%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	75,000	$ 5,892,750
Distributors - 0.1%
Li & Fung Ltd.	500,000	2,016,129
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	661,014	4,917,944
Royal Caribbean Cruises Ltd. (d)	500,000	12,040,000
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,954,500
The Cheesecake Factory, Inc. (a)	125,000	2,315,000
		24,227,444
Household Durables - 2.4%
Lennar Corp. Class A	250,000	3,562,500
Newell Rubbermaid, Inc.	2,250,000	35,302,500
Pulte Homes, Inc.	499,000	5,484,010
		44,349,010
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,589,000
Media - 2.5%
Comcast Corp. Class A	1,100,000	18,579,000
DISH Network Corp. Class A (a)	500,000	9,630,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	3,775,000
The DIRECTV Group, Inc. (a)	500,000	13,790,000
		45,774,000
Multiline Retail - 0.9%
Macy's, Inc.	400,000	7,316,000
Target Corp.	200,000	9,336,000
		16,652,000
Specialty Retail - 3.0%
Best Buy Co., Inc.	500,000	18,760,000
Gamestop Corp. Class A (a)	500,000	13,235,000
Lowe's Companies, Inc.	725,000	15,181,500
Staples, Inc.	400,000	9,288,000
		56,464,500
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	500,000	10,700,000
Liz Claiborne, Inc. (d)	750,000	3,697,500
		14,397,500
TOTAL CONSUMER DISCRETIONARY		216,362,333
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	100,000	4,566,228
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	6,060,000
		10,626,228

	Shares	Value
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	400,000	$ 14,296,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	5,113,500
Danone	146,224	8,811,267
Hain Celestial Group, Inc. (a)	350,000	6,709,500
Nestle SA (Reg.)	325,000	13,848,603
		34,482,870
Household Products - 2.4%
Energizer Holdings, Inc. (a)	50,000	3,317,000
Procter & Gamble Co.	700,000	40,544,000
		43,861,000
Tobacco - 1.9%
Altria Group, Inc.	1,000,000	17,810,000
British American Tobacco PLC sponsored ADR	175,000	11,068,750
Lorillard, Inc.	100,000	7,430,000
		36,308,750
TOTAL CONSUMER STAPLES		139,574,848
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (a)	200,000	4,748,000
Helix Energy Solutions Group, Inc. (a)	350,000	5,243,000
Noble Corp.	225,000	8,541,000
North American Energy Partners, Inc. (a)	975,000	5,850,000
Patterson-UTI Energy, Inc.	500,000	7,550,000
Smith International, Inc.	225,000	6,457,500
		38,389,500
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	550,000	38,736,500
EXCO Resources, Inc. (a)	300,000	5,607,000
Exxon Mobil Corp.	800,000	54,888,000
Marathon Oil Corp.	500,000	15,950,000
Petrobank Energy & Resources Ltd. (a)	75,000	3,100,187
Petrohawk Energy Corp. (a)	150,000	3,631,500
Plains Exploration & Production Co. (a)	200,000	5,532,000
Total SA sponsored ADR	300,000	17,778,000
Ultra Petroleum Corp. (a)	175,000	8,568,000
Valero Energy Corp.	225,000	4,362,750
		158,153,937
TOTAL ENERGY		196,543,437
FINANCIALS - 18.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	75,000	13,826,250
KKR Private Equity Investors, LP (a)	500,000	4,675,000
Morgan Stanley	500,000	15,440,000
State Street Corp.	100,000	5,260,000
		39,201,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	$ 2,705,000
Harleysville National Corp., Pennsylvania	250,000	1,332,500
M&T Bank Corp. (d)	50,000	3,116,000
PNC Financial Services Group, Inc.	450,000	21,865,500
Regions Financial Corp.	1,600,000	9,936,000
SunTrust Banks, Inc.	200,000	4,510,000
Wells Fargo & Co.	2,000,000	56,360,001
		99,825,001
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	7,146,000
Diversified Financial Services - 6.0%
Bank of America Corp.	2,750,000	46,530,000
JPMorgan Chase & Co.	1,100,000	48,202,000
KKR Financial Holdings LLC (a)	3,500,000	16,170,000
		110,902,000
Insurance - 2.5%
ACE Ltd.	175,000	9,355,500
Arch Capital Group Ltd. (a)	60,000	4,052,400
Genworth Financial, Inc. Class A	175,000	2,091,250
Hartford Financial Services Group, Inc.	350,000	9,275,000
RenaissanceRe Holdings Ltd.	200,000	10,952,000
The Chubb Corp.	200,000	10,082,000
		45,808,150
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	300,000	3,522,000
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (d)	1,700,000	12,597,000
Radian Group, Inc. (d)	2,750,000	29,095,000
		41,692,000
TOTAL FINANCIALS		348,096,401
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,061,800
Amgen, Inc. (a)	200,000	12,046,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,395,750
Gilead Sciences, Inc. (a)	325,000	15,138,500
		32,642,050
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	150,000	8,551,500
Edwards Lifesciences Corp. (a)	50,000	3,495,500
Medtronic, Inc.	275,000	10,120,000
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,264,000
St. Jude Medical, Inc. (a)	250,000	9,752,500
Varian Medical Systems, Inc. (a)	75,000	3,159,750
		38,343,250

	Shares	Value
Health Care Providers & Services - 2.7%
DaVita, Inc. (a)	125,000	$ 7,080,000
Express Scripts, Inc. (a)	125,000	9,697,500
Humana, Inc. (a)	275,000	10,257,500
LCA-Vision, Inc. (a)(d)	825,000	5,783,250
UnitedHealth Group, Inc.	475,000	11,894,000
WellPoint, Inc. (a)	125,000	5,920,000
		50,632,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	125,000	4,622,500
Illumina, Inc. (a)	137,500	5,843,750
		10,466,250
Pharmaceuticals - 7.3%
Abbott Laboratories	425,000	21,024,750
Johnson & Johnson	600,000	36,534,000
Merck & Co., Inc.	900,000	28,467,000
Pfizer, Inc.	1,700,000	28,135,000
Schering-Plough Corp.	300,000	8,475,000
Wyeth	250,000	12,145,000
		134,780,750
TOTAL HEALTH CARE		266,864,550
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
Heico Corp. (d)	75,000	3,252,000
Honeywell International, Inc.	250,000	9,287,500
Lockheed Martin Corp.	50,000	3,904,000
Precision Castparts Corp.	125,000	12,733,750
The Boeing Co.	300,000	16,245,000
		45,422,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	500,000	4,480,000
Building Products - 0.1%
Masco Corp.	200,000	2,584,000
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	150,000	8,439,000
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	325,000	7,192,250
Electrical Equipment - 1.3%
Canadian Solar, Inc. (a)(d)	300,000	5,166,000
First Solar, Inc. (a)	30,000	4,585,800
JA Solar Holdings Co. Ltd. ADR (a)	892,000	3,594,760
Renewable Energy Corp. AS (a)(d)	600,047	5,266,759
SMA Solar Technology AG	10,000	1,025,188
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	250,000	3,800,000
		23,438,507
Industrial Conglomerates - 0.2%
Textron, Inc.	200,000	3,796,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.1%
Briggs & Stratton Corp.	100,000	$ 1,941,000
Road & Rail - 1.8%
CSX Corp.	350,000	14,651,000
Ryder System, Inc.	300,000	11,718,000
Union Pacific Corp.	125,000	7,293,750
		33,662,750
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	275,000	4,394,500
Phoenix Solar AG	50,000	2,978,547
		7,373,047
TOTAL INDUSTRIALS		138,328,804
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	2,000,000	47,080,000
Juniper Networks, Inc. (a)	350,000	9,457,000
		56,537,000
Computers & Peripherals - 3.7%
Apple, Inc. (a)	200,000	37,074,000
Hewlett-Packard Co.	500,000	23,605,000
SanDisk Corp. (a)	250,000	5,425,000
Seagate Technology	175,000	2,661,750
		68,765,750
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,250,000	10,887,500
Arrow Electronics, Inc. (a)	200,000	5,630,000
BYD Co. Ltd. (H Shares) (a)	500,000	4,119,355
Coretronic Corp.	2,250,000	2,791,164
Corning, Inc.	1,250,000	19,137,500
Everlight Electronics Co. Ltd.	1,000,000	3,264,519
		45,830,038
Internet Software & Services - 1.7%
eBay, Inc. (a)	250,000	5,902,500
Equinix, Inc. (a)(d)	65,000	5,980,000
Google, Inc. Class A (a)	40,000	19,834,000
		31,716,500
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	300,000	11,598,000
MasterCard, Inc. Class A	75,000	15,161,250
Paychex, Inc.	325,000	9,441,250
		36,200,500
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR	1,100,000	7,700,000
KLA-Tencor Corp.	150,000	5,379,000
Lam Research Corp. (a)	400,000	13,664,000

	Shares	Value
MEMC Electronic Materials, Inc. (a)	3,000,000	$ 49,890,000
National Semiconductor Corp.	600,020	8,562,285
Radiant Opto-Electronics Corp.	1,545,000	1,830,136
Rubicon Technology, Inc. (a)	4,136	61,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	750,000	5,385,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,749	5,012,866
		97,484,665
Software - 2.5%
Autonomy Corp. PLC (a)	500,000	13,018,968
Nice Systems Ltd. sponsored ADR (a)	350,000	10,654,000
Nintendo Co. Ltd.	17,500	4,463,179
Nuance Communications, Inc. (a)	150,000	2,244,000
Salesforce.com, Inc. (a)	125,000	7,116,250
VMware, Inc. Class A (a)	200,000	8,034,000
		45,530,397
TOTAL INFORMATION TECHNOLOGY		382,064,850
MATERIALS - 1.3%
Chemicals - 0.7%
Cytec Industries, Inc.	100,000	3,247,000
E.I. du Pont de Nemours & Co.	175,000	5,624,500
The Mosaic Co.	100,000	4,807,000
		13,678,500
Metals & Mining - 0.6%
Nucor Corp.	225,000	10,577,250
TOTAL MATERIALS		24,255,750
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	500,000	13,505,000
Global Crossing Ltd. (a)	625,900	8,950,370
PAETEC Holding Corp. (a)	1,000,000	3,870,000
tw telecom, inc. (a)	350,000	4,707,500
Verizon Communications, Inc.	1,050,000	31,783,500
		62,816,370
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	200,000	5,996,000
Sprint Nextel Corp. (a)	1,250,000	4,937,500
		10,933,500
TOTAL TELECOMMUNICATION SERVICES		73,749,870
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	400,000	12,396,000
Entergy Corp.	250,000	19,965,000
FirstEnergy Corp.	100,000	4,572,000
		36,933,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	550,000	$ 8,151,000
NRG Energy, Inc. (a)	125,000	3,523,750
		11,674,750
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	650,000	8,079,500
TECO Energy, Inc.	325,000	4,576,000
		12,655,500
TOTAL UTILITIES		61,263,250
TOTAL COMMON STOCKS (Cost $1,808,251,035)		1,847,104,093
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,856)	$ 2,950,000	0
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	8,192,649	$ 8,192,649
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	58,539,448	58,539,448
TOTAL MONEY MARKET FUNDS (Cost $66,732,097)		66,732,097
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,875,101,988)		1,913,836,190
NET OTHER ASSETS - (3.2)%		(59,073,589)
NET ASSETS - 100%		$ 1,854,762,601
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 212,418
Fidelity Securities Lending Cash Central Fund	1,986,204
Total	$ 2,198,622
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 2,702,930	$ -	$ -
New Frontier Media, Inc.	-	516,905	2,208,563	-	-
Total	$ 4,832,000	$ 1,078,244	$ 4,911,493	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,362,333	$ 216,362,333	$ -	$ -
Consumer Staples	139,574,848	139,574,848	-	-
Energy	196,543,437	196,543,437	-	-
Financials	348,096,401	348,096,401	-	-
Health Care	266,864,550	266,864,550	-	-
Industrials	138,328,804	138,328,804	-	-
Information Technology	382,064,850	377,601,671	4,463,179	-
Materials	24,255,750	24,255,750	-	-
Telecommunication Services	73,749,870	73,749,870	-	-
Utilities	61,263,250	61,263,250	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	66,732,097	66,732,097	-	-
Total Investments in Securities	$ 1,913,836,190	$ 1,909,373,011	$ 4,463,179	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	617,295
Cost of Purchases	-
Proceeds of Sales	(724,609)
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 617,295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.0%
Switzerland	1.7%
France	1.4%
Bermuda	1.3%
Canada	1.3%
Taiwan	1.1%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $55,654,014) - See accompanying schedule: Unaffiliated issuers (cost $1,808,369,891)	$ 1,847,104,093
Fidelity Central Funds (cost $66,732,097)	66,732,097
Total Investments (cost $1,875,101,988)		$ 1,913,836,190
Receivable for investments sold		2,492,760
Receivable for fund shares sold		71,748
Dividends receivable		1,558,436
Distributions receivable from Fidelity Central Funds		41,148
Prepaid expenses		11,989
Other receivables		113,758
Total assets		1,918,126,029

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	3,044,200
Payable for fund shares redeemed	848,389
Accrued management fee	660,210
Distribution fees payable	34,341
Other affiliated payables	117,092
Other payables and accrued expenses	119,739
Collateral on securities loaned, at value	58,539,448
Total liabilities		63,363,428

Net Assets		$ 1,854,762,601
Net Assets consist of:
Paid in capital		$ 2,667,751,990
Undistributed net investment income		12,886,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,613,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,737,829
Net Assets		$ 1,854,762,601

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($1,708,710,448 ÷ 138,537,136 shares)	$ 12.33

Class A: Net Asset Value and redemption price per share ($129,757,656 ÷ 10,728,992 shares)	$ 12.09

Maximum offering price per share (100/94.25 of $12.09)	$ 12.83
Class T: Net Asset Value and redemption price per share ($11,378,125 ÷ 944,919 shares)	$ 12.04

Maximum offering price per share (100/96.50 of $12.04)	$ 12.48
Class B: Net Asset Value and offering price per share ($1,072,205 ÷ 90,083 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($2,500,610 ÷ 210,074 shares)A	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,343,557 ÷ 106,879 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 24,366,028
Interest		2,359
Income from Fidelity Central Funds (including $1,986,204 from security lending)		2,198,622
Total income		26,567,009

Expenses
Management fee	$ 6,268,393
Transfer agent fees	422,078
Distribution fees	317,363
Accounting and security lending fees	598,747
Custodian fees and expenses	135,034
Independent trustees' compensation	10,928
Depreciation in deferred trustee compensation account	(2,025)
Registration fees	79,418
Audit	85,479
Legal	12,101
Interest	1,370
Miscellaneous	43,467
Total expenses before reductions	7,972,353
Expense reductions	(195,481)	7,776,872
Net investment income (loss)		18,790,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,800)	(425,850,925)
Other affiliated issuers	889,090
Foreign currency transactions	(104,698)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(427,887,586)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	448,227,853
Assets and liabilities in foreign currencies	46,674
Total change in net unrealized appreciation (depreciation)		448,274,527
Net gain (loss)		20,386,941
Net increase (decrease) in net assets resulting from operations		$ 39,177,078

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,790,137	$ 32,574,746
Net realized gain (loss)	(427,887,586)	(328,466,296)
Change in net unrealized appreciation (depreciation)	448,274,527	(576,306,666)
Net increase (decrease) in net assets resulting from operations	39,177,078	(872,198,216)
Distributions to shareholders from net investment income	(21,704,272)	(29,099,203)
Share transactions - net increase (decrease)	(67,335,220)	(330,088,276)
Total increase (decrease) in net assets	(49,862,414)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $12,886,723 and undistributed net investment income of $23,968,403, respectively)	$ 1,854,762,601	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.13	.20	.15	.13	.16 F
Net realized and unrealized gain (loss)	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return A,B	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets D,G
Expenses before reductions	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.34%	1.30%	.95%	.90%	1.27% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate E	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.08	.13	.08	.06	.08 G
Net realized and unrealized gain (loss)	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return A,B,C	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.90%	.87%	.52%	.44%	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	.32	(5.26)	2.54	1.27	.40
Total from investment operations	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B,C,D	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.27	.40
Total from investment operations	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.28	.40
Total from investment operations	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.03%	.01%	(.36) %	(.45) %	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	.34	(5.45)	2.67	1.29	.41
Total from investment operations	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, future transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 253,965,351
Unrealized depreciation	(241,716,674)
Net unrealized appreciation (depreciation)	$ 12,248,677

Undistributed ordinary income	$ 13,344,045
Capital loss carryforward	$ (560,174,479)

Cost for federal income tax purposes	$ 1,901,587,513

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 21,704,272	$ 29,099,203

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,821,053)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (2,821,053)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,821,053) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,383,918,347 and $2,455,475,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,376	$ 2,200
Class T	.25%	.25%	45,182	-
Class B	.75%	.25%	7,549	5,662
Class C	.75%	.25%	19,256	2,288
			$ 317,363	$ 10,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 181,823.01
Class A	195,204.20
Class T	29,983.33
Class B	2,489.33
Class C	6,247.32
Institutional Class	6,332.29
	$ 422,078

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,560 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,608,400.78%		$ 1,370

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,862 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,331 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,150.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,483	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,272	$ 29,099,203

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	7,606,531	2,809,636	$ 76,359,324	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(17,019,138)	(23,420,609)	(158,838,504)	(357,643,087)
Net increase (decrease)	(7,301,511)	(19,204,845)	$ (65,062,618)	$ (291,372,487)
Class A
Shares sold	2,335,925	1,916,877	$ 21,078,470	$ 29,044,672
Reinvestment of distributions	108,691	67,920	882,568	1,106,419
Shares redeemed	(2,265,889)	(2,133,670)	(20,059,558)	(31,565,740)
Net increase (decrease)	178,727	(148,873)	$ 1,901,480	$ (1,414,649)
Class T
Shares sold	205,277	144,111	$ 1,901,523	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(326,967)	(664,659)	(2,949,011)	(9,666,105)
Net increase (decrease)	(119,207)	(516,660)	$ (1,027,376)	$ (7,455,081)
Class B
Shares sold	31,825	17,433	$ 293,713	$ 261,385
Shares redeemed	(15,335)	(24,585)	(138,927)	(355,361)
Net increase (decrease)	16,490	(7,152)	$ 154,786	$ (93,976)
Class C
Shares sold	71,381	36,917	$ 670,802	$ 534,062
Shares redeemed	(92,183)	(97,551)	(803,319)	(1,404,629)
Net increase (decrease)	(20,802)	(60,634)	$ (132,517)	$ (870,567)
Institutional Class
Shares sold	11,727	37,397	$ 106,180	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(337,015)	(2,014,582)	(3,280,201)	(29,563,975)
Net increase (decrease)	(324,689)	(1,972,510)	$ (3,168,975)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class O designates 98% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O designates 99% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIO-UANN-1109
1.837887.103

Fidelity® Advisor

Diversified Stock Fund -

Class A, Class T, Class B and Class C

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-2.36%	0.29%	-4.24%
Class T (incl. 3.50% sales charge) A	-0.37%	0.49%	-4.14%
Class B (incl. contingent deferred sales charge) B	-2.33%	0.37%	-4.02%
Class C (incl. contingent deferred sales charge) C	1.67%	0.77%	-4.01%

A Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets almost came full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class A, Class T, Class B and Class C shares returned 3.59%, 3.25%, 2.67% and 2.67%, respectively (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Institutional Class shares returned 3.75%, beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.50%
Actual		$ 1,000.00	$ 1,526.00	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class A	.87%
Actual		$ 1,000.00	$ 1,522.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.33%
Actual		$ 1,000.00	$ 1,520.20	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.83%
Actual		$ 1,000.00	$ 1,515.90	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.82%
Actual		$ 1,000.00	$ 1,515.90	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,523.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	2.3
Exxon Mobil Corp.	2.9	1.9
MEMC Electronic Materials, Inc.	2.7	4.5
JPMorgan Chase & Co.	2.6	2.5
Cisco Systems, Inc.	2.5	1.7
Bank of America Corp.	2.5	1.7
Procter & Gamble Co.	2.2	1.3
Chevron Corp.	2.1	2.5
Apple, Inc.	2.0	1.8
Johnson & Johnson	2.0	2.1
	24.5
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	27.9
Financials	18.8	12.5
Health Care	14.4	14.5
Consumer Discretionary	11.7	10.6
Energy	10.6	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009 *		As of March 31, 2009 **
	Stocks 99.6%		Stocks 98.3%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.7%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	75,000	$ 5,892,750
Distributors - 0.1%
Li & Fung Ltd.	500,000	2,016,129
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	661,014	4,917,944
Royal Caribbean Cruises Ltd. (d)	500,000	12,040,000
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,954,500
The Cheesecake Factory, Inc. (a)	125,000	2,315,000
		24,227,444
Household Durables - 2.4%
Lennar Corp. Class A	250,000	3,562,500
Newell Rubbermaid, Inc.	2,250,000	35,302,500
Pulte Homes, Inc.	499,000	5,484,010
		44,349,010
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,589,000
Media - 2.5%
Comcast Corp. Class A	1,100,000	18,579,000
DISH Network Corp. Class A (a)	500,000	9,630,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	3,775,000
The DIRECTV Group, Inc. (a)	500,000	13,790,000
		45,774,000
Multiline Retail - 0.9%
Macy's, Inc.	400,000	7,316,000
Target Corp.	200,000	9,336,000
		16,652,000
Specialty Retail - 3.0%
Best Buy Co., Inc.	500,000	18,760,000
Gamestop Corp. Class A (a)	500,000	13,235,000
Lowe's Companies, Inc.	725,000	15,181,500
Staples, Inc.	400,000	9,288,000
		56,464,500
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	500,000	10,700,000
Liz Claiborne, Inc. (d)	750,000	3,697,500
		14,397,500
TOTAL CONSUMER DISCRETIONARY		216,362,333
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	100,000	4,566,228
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	6,060,000
		10,626,228

	Shares	Value
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	400,000	$ 14,296,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	5,113,500
Danone	146,224	8,811,267
Hain Celestial Group, Inc. (a)	350,000	6,709,500
Nestle SA (Reg.)	325,000	13,848,603
		34,482,870
Household Products - 2.4%
Energizer Holdings, Inc. (a)	50,000	3,317,000
Procter & Gamble Co.	700,000	40,544,000
		43,861,000
Tobacco - 1.9%
Altria Group, Inc.	1,000,000	17,810,000
British American Tobacco PLC sponsored ADR	175,000	11,068,750
Lorillard, Inc.	100,000	7,430,000
		36,308,750
TOTAL CONSUMER STAPLES		139,574,848
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (a)	200,000	4,748,000
Helix Energy Solutions Group, Inc. (a)	350,000	5,243,000
Noble Corp.	225,000	8,541,000
North American Energy Partners, Inc. (a)	975,000	5,850,000
Patterson-UTI Energy, Inc.	500,000	7,550,000
Smith International, Inc.	225,000	6,457,500
		38,389,500
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	550,000	38,736,500
EXCO Resources, Inc. (a)	300,000	5,607,000
Exxon Mobil Corp.	800,000	54,888,000
Marathon Oil Corp.	500,000	15,950,000
Petrobank Energy & Resources Ltd. (a)	75,000	3,100,187
Petrohawk Energy Corp. (a)	150,000	3,631,500
Plains Exploration & Production Co. (a)	200,000	5,532,000
Total SA sponsored ADR	300,000	17,778,000
Ultra Petroleum Corp. (a)	175,000	8,568,000
Valero Energy Corp.	225,000	4,362,750
		158,153,937
TOTAL ENERGY		196,543,437
FINANCIALS - 18.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	75,000	13,826,250
KKR Private Equity Investors, LP (a)	500,000	4,675,000
Morgan Stanley	500,000	15,440,000
State Street Corp.	100,000	5,260,000
		39,201,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	$ 2,705,000
Harleysville National Corp., Pennsylvania	250,000	1,332,500
M&T Bank Corp. (d)	50,000	3,116,000
PNC Financial Services Group, Inc.	450,000	21,865,500
Regions Financial Corp.	1,600,000	9,936,000
SunTrust Banks, Inc.	200,000	4,510,000
Wells Fargo & Co.	2,000,000	56,360,001
		99,825,001
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	7,146,000
Diversified Financial Services - 6.0%
Bank of America Corp.	2,750,000	46,530,000
JPMorgan Chase & Co.	1,100,000	48,202,000
KKR Financial Holdings LLC (a)	3,500,000	16,170,000
		110,902,000
Insurance - 2.5%
ACE Ltd.	175,000	9,355,500
Arch Capital Group Ltd. (a)	60,000	4,052,400
Genworth Financial, Inc. Class A	175,000	2,091,250
Hartford Financial Services Group, Inc.	350,000	9,275,000
RenaissanceRe Holdings Ltd.	200,000	10,952,000
The Chubb Corp.	200,000	10,082,000
		45,808,150
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	300,000	3,522,000
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (d)	1,700,000	12,597,000
Radian Group, Inc. (d)	2,750,000	29,095,000
		41,692,000
TOTAL FINANCIALS		348,096,401
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,061,800
Amgen, Inc. (a)	200,000	12,046,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,395,750
Gilead Sciences, Inc. (a)	325,000	15,138,500
		32,642,050
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	150,000	8,551,500
Edwards Lifesciences Corp. (a)	50,000	3,495,500
Medtronic, Inc.	275,000	10,120,000
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,264,000
St. Jude Medical, Inc. (a)	250,000	9,752,500
Varian Medical Systems, Inc. (a)	75,000	3,159,750
		38,343,250

	Shares	Value
Health Care Providers & Services - 2.7%
DaVita, Inc. (a)	125,000	$ 7,080,000
Express Scripts, Inc. (a)	125,000	9,697,500
Humana, Inc. (a)	275,000	10,257,500
LCA-Vision, Inc. (a)(d)	825,000	5,783,250
UnitedHealth Group, Inc.	475,000	11,894,000
WellPoint, Inc. (a)	125,000	5,920,000
		50,632,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	125,000	4,622,500
Illumina, Inc. (a)	137,500	5,843,750
		10,466,250
Pharmaceuticals - 7.3%
Abbott Laboratories	425,000	21,024,750
Johnson & Johnson	600,000	36,534,000
Merck & Co., Inc.	900,000	28,467,000
Pfizer, Inc.	1,700,000	28,135,000
Schering-Plough Corp.	300,000	8,475,000
Wyeth	250,000	12,145,000
		134,780,750
TOTAL HEALTH CARE		266,864,550
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
Heico Corp. (d)	75,000	3,252,000
Honeywell International, Inc.	250,000	9,287,500
Lockheed Martin Corp.	50,000	3,904,000
Precision Castparts Corp.	125,000	12,733,750
The Boeing Co.	300,000	16,245,000
		45,422,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	500,000	4,480,000
Building Products - 0.1%
Masco Corp.	200,000	2,584,000
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	150,000	8,439,000
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	325,000	7,192,250
Electrical Equipment - 1.3%
Canadian Solar, Inc. (a)(d)	300,000	5,166,000
First Solar, Inc. (a)	30,000	4,585,800
JA Solar Holdings Co. Ltd. ADR (a)	892,000	3,594,760
Renewable Energy Corp. AS (a)(d)	600,047	5,266,759
SMA Solar Technology AG	10,000	1,025,188
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	250,000	3,800,000
		23,438,507
Industrial Conglomerates - 0.2%
Textron, Inc.	200,000	3,796,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.1%
Briggs & Stratton Corp.	100,000	$ 1,941,000
Road & Rail - 1.8%
CSX Corp.	350,000	14,651,000
Ryder System, Inc.	300,000	11,718,000
Union Pacific Corp.	125,000	7,293,750
		33,662,750
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	275,000	4,394,500
Phoenix Solar AG	50,000	2,978,547
		7,373,047
TOTAL INDUSTRIALS		138,328,804
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	2,000,000	47,080,000
Juniper Networks, Inc. (a)	350,000	9,457,000
		56,537,000
Computers & Peripherals - 3.7%
Apple, Inc. (a)	200,000	37,074,000
Hewlett-Packard Co.	500,000	23,605,000
SanDisk Corp. (a)	250,000	5,425,000
Seagate Technology	175,000	2,661,750
		68,765,750
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,250,000	10,887,500
Arrow Electronics, Inc. (a)	200,000	5,630,000
BYD Co. Ltd. (H Shares) (a)	500,000	4,119,355
Coretronic Corp.	2,250,000	2,791,164
Corning, Inc.	1,250,000	19,137,500
Everlight Electronics Co. Ltd.	1,000,000	3,264,519
		45,830,038
Internet Software & Services - 1.7%
eBay, Inc. (a)	250,000	5,902,500
Equinix, Inc. (a)(d)	65,000	5,980,000
Google, Inc. Class A (a)	40,000	19,834,000
		31,716,500
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	300,000	11,598,000
MasterCard, Inc. Class A	75,000	15,161,250
Paychex, Inc.	325,000	9,441,250
		36,200,500
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR	1,100,000	7,700,000
KLA-Tencor Corp.	150,000	5,379,000
Lam Research Corp. (a)	400,000	13,664,000

	Shares	Value
MEMC Electronic Materials, Inc. (a)	3,000,000	$ 49,890,000
National Semiconductor Corp.	600,020	8,562,285
Radiant Opto-Electronics Corp.	1,545,000	1,830,136
Rubicon Technology, Inc. (a)	4,136	61,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	750,000	5,385,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,749	5,012,866
		97,484,665
Software - 2.5%
Autonomy Corp. PLC (a)	500,000	13,018,968
Nice Systems Ltd. sponsored ADR (a)	350,000	10,654,000
Nintendo Co. Ltd.	17,500	4,463,179
Nuance Communications, Inc. (a)	150,000	2,244,000
Salesforce.com, Inc. (a)	125,000	7,116,250
VMware, Inc. Class A (a)	200,000	8,034,000
		45,530,397
TOTAL INFORMATION TECHNOLOGY		382,064,850
MATERIALS - 1.3%
Chemicals - 0.7%
Cytec Industries, Inc.	100,000	3,247,000
E.I. du Pont de Nemours & Co.	175,000	5,624,500
The Mosaic Co.	100,000	4,807,000
		13,678,500
Metals & Mining - 0.6%
Nucor Corp.	225,000	10,577,250
TOTAL MATERIALS		24,255,750
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	500,000	13,505,000
Global Crossing Ltd. (a)	625,900	8,950,370
PAETEC Holding Corp. (a)	1,000,000	3,870,000
tw telecom, inc. (a)	350,000	4,707,500
Verizon Communications, Inc.	1,050,000	31,783,500
		62,816,370
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	200,000	5,996,000
Sprint Nextel Corp. (a)	1,250,000	4,937,500
		10,933,500
TOTAL TELECOMMUNICATION SERVICES		73,749,870
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	400,000	12,396,000
Entergy Corp.	250,000	19,965,000
FirstEnergy Corp.	100,000	4,572,000
		36,933,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	550,000	$ 8,151,000
NRG Energy, Inc. (a)	125,000	3,523,750
		11,674,750
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	650,000	8,079,500
TECO Energy, Inc.	325,000	4,576,000
		12,655,500
TOTAL UTILITIES		61,263,250
TOTAL COMMON STOCKS (Cost $1,808,251,035)		1,847,104,093
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,856)	$ 2,950,000	0
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	8,192,649	$ 8,192,649
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	58,539,448	58,539,448
TOTAL MONEY MARKET FUNDS (Cost $66,732,097)		66,732,097
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,875,101,988)		1,913,836,190
NET OTHER ASSETS - (3.2)%		(59,073,589)
NET ASSETS - 100%		$ 1,854,762,601
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 212,418
Fidelity Securities Lending Cash Central Fund	1,986,204
Total	$ 2,198,622
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 2,702,930	$ -	$ -
New Frontier Media, Inc.	-	516,905	2,208,563	-	-
Total	$ 4,832,000	$ 1,078,244	$ 4,911,493	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,362,333	$ 216,362,333	$ -	$ -
Consumer Staples	139,574,848	139,574,848	-	-
Energy	196,543,437	196,543,437	-	-
Financials	348,096,401	348,096,401	-	-
Health Care	266,864,550	266,864,550	-	-
Industrials	138,328,804	138,328,804	-	-
Information Technology	382,064,850	377,601,671	4,463,179	-
Materials	24,255,750	24,255,750	-	-
Telecommunication Services	73,749,870	73,749,870	-	-
Utilities	61,263,250	61,263,250	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	66,732,097	66,732,097	-	-
Total Investments in Securities	$ 1,913,836,190	$ 1,909,373,011	$ 4,463,179	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	617,295
Cost of Purchases	-
Proceeds of Sales	(724,609)
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 617,295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.0%
Switzerland	1.7%
France	1.4%
Bermuda	1.3%
Canada	1.3%
Taiwan	1.1%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $55,654,014) - See accompanying schedule: Unaffiliated issuers (cost $1,808,369,891)	$ 1,847,104,093
Fidelity Central Funds (cost $66,732,097)	66,732,097
Total Investments (cost $1,875,101,988)		$ 1,913,836,190
Receivable for investments sold		2,492,760
Receivable for fund shares sold		71,748
Dividends receivable		1,558,436
Distributions receivable from Fidelity Central Funds		41,148
Prepaid expenses		11,989
Other receivables		113,758
Total assets		1,918,126,029

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	3,044,200
Payable for fund shares redeemed	848,389
Accrued management fee	660,210
Distribution fees payable	34,341
Other affiliated payables	117,092
Other payables and accrued expenses	119,739
Collateral on securities loaned, at value	58,539,448
Total liabilities		63,363,428

Net Assets		$ 1,854,762,601
Net Assets consist of:
Paid in capital		$ 2,667,751,990
Undistributed net investment income		12,886,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,613,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,737,829
Net Assets		$ 1,854,762,601

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($1,708,710,448 ÷ 138,537,136 shares)	$ 12.33

Class A: Net Asset Value and redemption price per share ($129,757,656 ÷ 10,728,992 shares)	$ 12.09

Maximum offering price per share (100/94.25 of $12.09)	$ 12.83
Class T: Net Asset Value and redemption price per share ($11,378,125 ÷ 944,919 shares)	$ 12.04

Maximum offering price per share (100/96.50 of $12.04)	$ 12.48
Class B: Net Asset Value and offering price per share ($1,072,205 ÷ 90,083 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($2,500,610 ÷ 210,074 shares)A	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,343,557 ÷ 106,879 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 24,366,028
Interest		2,359
Income from Fidelity Central Funds (including $1,986,204 from security lending)		2,198,622
Total income		26,567,009

Expenses
Management fee	$ 6,268,393
Transfer agent fees	422,078
Distribution fees	317,363
Accounting and security lending fees	598,747
Custodian fees and expenses	135,034
Independent trustees' compensation	10,928
Depreciation in deferred trustee compensation account	(2,025)
Registration fees	79,418
Audit	85,479
Legal	12,101
Interest	1,370
Miscellaneous	43,467
Total expenses before reductions	7,972,353
Expense reductions	(195,481)	7,776,872
Net investment income (loss)		18,790,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,800)	(425,850,925)
Other affiliated issuers	889,090
Foreign currency transactions	(104,698)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(427,887,586)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	448,227,853
Assets and liabilities in foreign currencies	46,674
Total change in net unrealized appreciation (depreciation)		448,274,527
Net gain (loss)		20,386,941
Net increase (decrease) in net assets resulting from operations		$ 39,177,078

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,790,137	$ 32,574,746
Net realized gain (loss)	(427,887,586)	(328,466,296)
Change in net unrealized appreciation (depreciation)	448,274,527	(576,306,666)
Net increase (decrease) in net assets resulting from operations	39,177,078	(872,198,216)
Distributions to shareholders from net investment income	(21,704,272)	(29,099,203)
Share transactions - net increase (decrease)	(67,335,220)	(330,088,276)
Total increase (decrease) in net assets	(49,862,414)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $12,886,723 and undistributed net investment income of $23,968,403, respectively)	$ 1,854,762,601	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.13	.20	.15	.13	.16 F
Net realized and unrealized gain (loss)	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return A,B	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets D,G
Expenses before reductions	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.34%	1.30%	.95%	.90%	1.27% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate E	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.08	.13	.08	.06	.08 G
Net realized and unrealized gain (loss)	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return A,B,C	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.90%	.87%	.52%	.44%	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	.32	(5.26)	2.54	1.27	.40
Total from investment operations	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B,C,D	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.27	.40
Total from investment operations	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.28	.40
Total from investment operations	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.03%	.01%	(.36) %	(.45) %	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	.34	(5.45)	2.67	1.29	.41
Total from investment operations	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, future transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 253,965,351
Unrealized depreciation	(241,716,674)
Net unrealized appreciation (depreciation)	$ 12,248,677

Undistributed ordinary income	$ 13,344,045
Capital loss carryforward	$ (560,174,479)

Cost for federal income tax purposes	$ 1,901,587,513

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 21,704,272	$ 29,099,203

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,821,053)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (2,821,053)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,821,053) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,383,918,347 and $2,455,475,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,376	$ 2,200
Class T	.25%	.25%	45,182	-
Class B	.75%	.25%	7,549	5,662
Class C	.75%	.25%	19,256	2,288
			$ 317,363	$ 10,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 181,823.01
Class A	195,204.20
Class T	29,983.33
Class B	2,489.33
Class C	6,247.32
Institutional Class	6,332.29
	$ 422,078

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,560 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,608,400.78%		$ 1,370

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,862 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,331 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,150.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,483	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,272	$ 29,099,203

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	7,606,531	2,809,636	$ 76,359,324	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(17,019,138)	(23,420,609)	(158,838,504)	(357,643,087)
Net increase (decrease)	(7,301,511)	(19,204,845)	$ (65,062,618)	$ (291,372,487)
Class A
Shares sold	2,335,925	1,916,877	$ 21,078,470	$ 29,044,672
Reinvestment of distributions	108,691	67,920	882,568	1,106,419
Shares redeemed	(2,265,889)	(2,133,670)	(20,059,558)	(31,565,740)
Net increase (decrease)	178,727	(148,873)	$ 1,901,480	$ (1,414,649)
Class T
Shares sold	205,277	144,111	$ 1,901,523	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(326,967)	(664,659)	(2,949,011)	(9,666,105)
Net increase (decrease)	(119,207)	(516,660)	$ (1,027,376)	$ (7,455,081)
Class B
Shares sold	31,825	17,433	$ 293,713	$ 261,385
Shares redeemed	(15,335)	(24,585)	(138,927)	(355,361)
Net increase (decrease)	16,490	(7,152)	$ 154,786	$ (93,976)
Class C
Shares sold	71,381	36,917	$ 670,802	$ 534,062
Shares redeemed	(92,183)	(97,551)	(803,319)	(1,404,629)
Net increase (decrease)	(20,802)	(60,634)	$ (132,517)	$ (870,567)
Institutional Class
Shares sold	11,727	37,397	$ 106,180	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(337,015)	(2,014,582)	(3,280,201)	(29,563,975)
Net increase (decrease)	(324,689)	(1,972,510)	$ (3,168,975)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Classes A and T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Classes A and T designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-UANN-1109
1.814743.104

Fidelity® Advisor

Diversified Stock Fund -

Institutional Class

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.75%	1.82%	-3.11%

A The initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund - Institutional Class on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets almost came full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Class A, Class T, Class B and Class C shares returned 3.59%, 3.25%, 2.67% and 2.67%, respectively (excluding sales charges), beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

Comments from James Morrow, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund: During the volatile year ending September 30, 2009, the fund's Institutional Class shares returned 3.75%, beating the S&P 500® by a wide margin. An overweighting in information technology contributed, as did strong stock selection there, especially among software/services names, including IT consulting firm Cognizant Technology Solutions. Elsewhere in technology, Acacia Research, an out-of-benchmark patent licensing company, also outperformed. Excellent security selection in financials further helped, led by out-of-benchmark positions in mortgage insurer Radian Group and KKR Financial, a private-equity firm, as well as consumer finance stock Capital One Financial and diversified financials company JPMorgan Chase. Another big positive was good stock picking in consumer discretionary, especially a position in Newell Rubbermaid, maker of a variety of well-known consumer brands. In contrast, weak stock selection in industrials and especially the capital goods industry hurt relative performance. I had significant exposure to stocks focused on solar power generation. Out-of-benchmark names such as Germany-based Q-Cells, Canadian silicon producer Timminco and China's Suntech Power Holdings all struggled. I sold most of my investments in this industry, though at period end I still maintained a position in Suntech. Overall, diversified financials company Bank of America was the fund's biggest individual detractor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.50%
Actual		$ 1,000.00	$ 1,526.00	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class A	.87%
Actual		$ 1,000.00	$ 1,522.70	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class T	1.33%
Actual		$ 1,000.00	$ 1,520.20	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.83%
Actual		$ 1,000.00	$ 1,515.90	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,015.89	$ 9.25
Class C	1.82%
Actual		$ 1,000.00	$ 1,515.90	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,523.60	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	2.3
Exxon Mobil Corp.	2.9	1.9
MEMC Electronic Materials, Inc.	2.7	4.5
JPMorgan Chase & Co.	2.6	2.5
Cisco Systems, Inc.	2.5	1.7
Bank of America Corp.	2.5	1.7
Procter & Gamble Co.	2.2	1.3
Chevron Corp.	2.1	2.5
Apple, Inc.	2.0	1.8
Johnson & Johnson	2.0	2.1
	24.5
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	27.9
Financials	18.8	12.5
Health Care	14.4	14.5
Consumer Discretionary	11.7	10.6
Energy	10.6	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009 *		As of March 31, 2009 **
	Stocks 99.6%		Stocks 98.3%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.7%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	75,000	$ 5,892,750
Distributors - 0.1%
Li & Fung Ltd.	500,000	2,016,129
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	661,014	4,917,944
Royal Caribbean Cruises Ltd. (d)	500,000	12,040,000
Starwood Hotels & Resorts Worldwide, Inc.	150,000	4,954,500
The Cheesecake Factory, Inc. (a)	125,000	2,315,000
		24,227,444
Household Durables - 2.4%
Lennar Corp. Class A	250,000	3,562,500
Newell Rubbermaid, Inc.	2,250,000	35,302,500
Pulte Homes, Inc.	499,000	5,484,010
		44,349,010
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,589,000
Media - 2.5%
Comcast Corp. Class A	1,100,000	18,579,000
DISH Network Corp. Class A (a)	500,000	9,630,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,250,000	3,775,000
The DIRECTV Group, Inc. (a)	500,000	13,790,000
		45,774,000
Multiline Retail - 0.9%
Macy's, Inc.	400,000	7,316,000
Target Corp.	200,000	9,336,000
		16,652,000
Specialty Retail - 3.0%
Best Buy Co., Inc.	500,000	18,760,000
Gamestop Corp. Class A (a)	500,000	13,235,000
Lowe's Companies, Inc.	725,000	15,181,500
Staples, Inc.	400,000	9,288,000
		56,464,500
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	500,000	10,700,000
Liz Claiborne, Inc. (d)	750,000	3,697,500
		14,397,500
TOTAL CONSUMER DISCRETIONARY		216,362,333
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	100,000	4,566,228
Constellation Brands, Inc. Class A (sub. vtg.) (a)	400,000	6,060,000
		10,626,228

	Shares	Value
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	400,000	$ 14,296,000
Food Products - 1.8%
Archer Daniels Midland Co.	175,000	5,113,500
Danone	146,224	8,811,267
Hain Celestial Group, Inc. (a)	350,000	6,709,500
Nestle SA (Reg.)	325,000	13,848,603
		34,482,870
Household Products - 2.4%
Energizer Holdings, Inc. (a)	50,000	3,317,000
Procter & Gamble Co.	700,000	40,544,000
		43,861,000
Tobacco - 1.9%
Altria Group, Inc.	1,000,000	17,810,000
British American Tobacco PLC sponsored ADR	175,000	11,068,750
Lorillard, Inc.	100,000	7,430,000
		36,308,750
TOTAL CONSUMER STAPLES		139,574,848
ENERGY - 10.6%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (a)	200,000	4,748,000
Helix Energy Solutions Group, Inc. (a)	350,000	5,243,000
Noble Corp.	225,000	8,541,000
North American Energy Partners, Inc. (a)	975,000	5,850,000
Patterson-UTI Energy, Inc.	500,000	7,550,000
Smith International, Inc.	225,000	6,457,500
		38,389,500
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	550,000	38,736,500
EXCO Resources, Inc. (a)	300,000	5,607,000
Exxon Mobil Corp.	800,000	54,888,000
Marathon Oil Corp.	500,000	15,950,000
Petrobank Energy & Resources Ltd. (a)	75,000	3,100,187
Petrohawk Energy Corp. (a)	150,000	3,631,500
Plains Exploration & Production Co. (a)	200,000	5,532,000
Total SA sponsored ADR	300,000	17,778,000
Ultra Petroleum Corp. (a)	175,000	8,568,000
Valero Energy Corp.	225,000	4,362,750
		158,153,937
TOTAL ENERGY		196,543,437
FINANCIALS - 18.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	75,000	13,826,250
KKR Private Equity Investors, LP (a)	500,000	4,675,000
Morgan Stanley	500,000	15,440,000
State Street Corp.	100,000	5,260,000
		39,201,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	$ 2,705,000
Harleysville National Corp., Pennsylvania	250,000	1,332,500
M&T Bank Corp. (d)	50,000	3,116,000
PNC Financial Services Group, Inc.	450,000	21,865,500
Regions Financial Corp.	1,600,000	9,936,000
SunTrust Banks, Inc.	200,000	4,510,000
Wells Fargo & Co.	2,000,000	56,360,001
		99,825,001
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	7,146,000
Diversified Financial Services - 6.0%
Bank of America Corp.	2,750,000	46,530,000
JPMorgan Chase & Co.	1,100,000	48,202,000
KKR Financial Holdings LLC (a)	3,500,000	16,170,000
		110,902,000
Insurance - 2.5%
ACE Ltd.	175,000	9,355,500
Arch Capital Group Ltd. (a)	60,000	4,052,400
Genworth Financial, Inc. Class A	175,000	2,091,250
Hartford Financial Services Group, Inc.	350,000	9,275,000
RenaissanceRe Holdings Ltd.	200,000	10,952,000
The Chubb Corp.	200,000	10,082,000
		45,808,150
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	300,000	3,522,000
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (d)	1,700,000	12,597,000
Radian Group, Inc. (d)	2,750,000	29,095,000
		41,692,000
TOTAL FINANCIALS		348,096,401
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	135,000	3,061,800
Amgen, Inc. (a)	200,000	12,046,000
Amylin Pharmaceuticals, Inc. (a)	175,000	2,395,750
Gilead Sciences, Inc. (a)	325,000	15,138,500
		32,642,050
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	150,000	8,551,500
Edwards Lifesciences Corp. (a)	50,000	3,495,500
Medtronic, Inc.	275,000	10,120,000
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,264,000
St. Jude Medical, Inc. (a)	250,000	9,752,500
Varian Medical Systems, Inc. (a)	75,000	3,159,750
		38,343,250

	Shares	Value
Health Care Providers & Services - 2.7%
DaVita, Inc. (a)	125,000	$ 7,080,000
Express Scripts, Inc. (a)	125,000	9,697,500
Humana, Inc. (a)	275,000	10,257,500
LCA-Vision, Inc. (a)(d)	825,000	5,783,250
UnitedHealth Group, Inc.	475,000	11,894,000
WellPoint, Inc. (a)	125,000	5,920,000
		50,632,250
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	125,000	4,622,500
Illumina, Inc. (a)	137,500	5,843,750
		10,466,250
Pharmaceuticals - 7.3%
Abbott Laboratories	425,000	21,024,750
Johnson & Johnson	600,000	36,534,000
Merck & Co., Inc.	900,000	28,467,000
Pfizer, Inc.	1,700,000	28,135,000
Schering-Plough Corp.	300,000	8,475,000
Wyeth	250,000	12,145,000
		134,780,750
TOTAL HEALTH CARE		266,864,550
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.4%
Heico Corp. (d)	75,000	3,252,000
Honeywell International, Inc.	250,000	9,287,500
Lockheed Martin Corp.	50,000	3,904,000
Precision Castparts Corp.	125,000	12,733,750
The Boeing Co.	300,000	16,245,000
		45,422,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	500,000	4,480,000
Building Products - 0.1%
Masco Corp.	200,000	2,584,000
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	150,000	8,439,000
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	325,000	7,192,250
Electrical Equipment - 1.3%
Canadian Solar, Inc. (a)(d)	300,000	5,166,000
First Solar, Inc. (a)	30,000	4,585,800
JA Solar Holdings Co. Ltd. ADR (a)	892,000	3,594,760
Renewable Energy Corp. AS (a)(d)	600,047	5,266,759
SMA Solar Technology AG	10,000	1,025,188
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	250,000	3,800,000
		23,438,507
Industrial Conglomerates - 0.2%
Textron, Inc.	200,000	3,796,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.1%
Briggs & Stratton Corp.	100,000	$ 1,941,000
Road & Rail - 1.8%
CSX Corp.	350,000	14,651,000
Ryder System, Inc.	300,000	11,718,000
Union Pacific Corp.	125,000	7,293,750
		33,662,750
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	275,000	4,394,500
Phoenix Solar AG	50,000	2,978,547
		7,373,047
TOTAL INDUSTRIALS		138,328,804
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	2,000,000	47,080,000
Juniper Networks, Inc. (a)	350,000	9,457,000
		56,537,000
Computers & Peripherals - 3.7%
Apple, Inc. (a)	200,000	37,074,000
Hewlett-Packard Co.	500,000	23,605,000
SanDisk Corp. (a)	250,000	5,425,000
Seagate Technology	175,000	2,661,750
		68,765,750
Electronic Equipment & Components - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	1,250,000	10,887,500
Arrow Electronics, Inc. (a)	200,000	5,630,000
BYD Co. Ltd. (H Shares) (a)	500,000	4,119,355
Coretronic Corp.	2,250,000	2,791,164
Corning, Inc.	1,250,000	19,137,500
Everlight Electronics Co. Ltd.	1,000,000	3,264,519
		45,830,038
Internet Software & Services - 1.7%
eBay, Inc. (a)	250,000	5,902,500
Equinix, Inc. (a)(d)	65,000	5,980,000
Google, Inc. Class A (a)	40,000	19,834,000
		31,716,500
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	300,000	11,598,000
MasterCard, Inc. Class A	75,000	15,161,250
Paychex, Inc.	325,000	9,441,250
		36,200,500
Semiconductors & Semiconductor Equipment - 5.3%
ARM Holdings PLC sponsored ADR	1,100,000	7,700,000
KLA-Tencor Corp.	150,000	5,379,000
Lam Research Corp. (a)	400,000	13,664,000

	Shares	Value
MEMC Electronic Materials, Inc. (a)	3,000,000	$ 49,890,000
National Semiconductor Corp.	600,020	8,562,285
Radiant Opto-Electronics Corp.	1,545,000	1,830,136
Rubicon Technology, Inc. (a)	4,136	61,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	750,000	5,385,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,749	5,012,866
		97,484,665
Software - 2.5%
Autonomy Corp. PLC (a)	500,000	13,018,968
Nice Systems Ltd. sponsored ADR (a)	350,000	10,654,000
Nintendo Co. Ltd.	17,500	4,463,179
Nuance Communications, Inc. (a)	150,000	2,244,000
Salesforce.com, Inc. (a)	125,000	7,116,250
VMware, Inc. Class A (a)	200,000	8,034,000
		45,530,397
TOTAL INFORMATION TECHNOLOGY		382,064,850
MATERIALS - 1.3%
Chemicals - 0.7%
Cytec Industries, Inc.	100,000	3,247,000
E.I. du Pont de Nemours & Co.	175,000	5,624,500
The Mosaic Co.	100,000	4,807,000
		13,678,500
Metals & Mining - 0.6%
Nucor Corp.	225,000	10,577,250
TOTAL MATERIALS		24,255,750
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	500,000	13,505,000
Global Crossing Ltd. (a)	625,900	8,950,370
PAETEC Holding Corp. (a)	1,000,000	3,870,000
tw telecom, inc. (a)	350,000	4,707,500
Verizon Communications, Inc.	1,050,000	31,783,500
		62,816,370
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	200,000	5,996,000
Sprint Nextel Corp. (a)	1,250,000	4,937,500
		10,933,500
TOTAL TELECOMMUNICATION SERVICES		73,749,870
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	400,000	12,396,000
Entergy Corp.	250,000	19,965,000
FirstEnergy Corp.	100,000	4,572,000
		36,933,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	550,000	$ 8,151,000
NRG Energy, Inc. (a)	125,000	3,523,750
		11,674,750
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	650,000	8,079,500
TECO Energy, Inc.	325,000	4,576,000
		12,655,500
TOTAL UTILITIES		61,263,250
TOTAL COMMON STOCKS (Cost $1,808,251,035)		1,847,104,093
Convertible Bonds - 0.0%
Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,856)	$ 2,950,000	0
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	8,192,649	$ 8,192,649
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	58,539,448	58,539,448
TOTAL MONEY MARKET FUNDS (Cost $66,732,097)		66,732,097
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,875,101,988)		1,913,836,190
NET OTHER ASSETS - (3.2)%		(59,073,589)
NET ASSETS - 100%		$ 1,854,762,601
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 212,418
Fidelity Securities Lending Cash Central Fund	1,986,204
Total	$ 2,198,622
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acacia Research Corp. - Acacia Technologies	$ 4,832,000	$ 561,339	$ 2,702,930	$ -	$ -
New Frontier Media, Inc.	-	516,905	2,208,563	-	-
Total	$ 4,832,000	$ 1,078,244	$ 4,911,493	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,362,333	$ 216,362,333	$ -	$ -
Consumer Staples	139,574,848	139,574,848	-	-
Energy	196,543,437	196,543,437	-	-
Financials	348,096,401	348,096,401	-	-
Health Care	266,864,550	266,864,550	-	-
Industrials	138,328,804	138,328,804	-	-
Information Technology	382,064,850	377,601,671	4,463,179	-
Materials	24,255,750	24,255,750	-	-
Telecommunication Services	73,749,870	73,749,870	-	-
Utilities	61,263,250	61,263,250	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	66,732,097	66,732,097	-	-
Total Investments in Securities	$ 1,913,836,190	$ 1,909,373,011	$ 4,463,179	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	617,295
Cost of Purchases	-
Proceeds of Sales	(724,609)
Amortization/Accretion	-
Transfers in/out of Level 3	107,314
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 617,295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.0%
Switzerland	1.7%
France	1.4%
Bermuda	1.3%
Canada	1.3%
Taiwan	1.1%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $560,174,479 of which $42,755,310 and $517,419,169 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $278,344,486 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $55,654,014) - See accompanying schedule: Unaffiliated issuers (cost $1,808,369,891)	$ 1,847,104,093
Fidelity Central Funds (cost $66,732,097)	66,732,097
Total Investments (cost $1,875,101,988)		$ 1,913,836,190
Receivable for investments sold		2,492,760
Receivable for fund shares sold		71,748
Dividends receivable		1,558,436
Distributions receivable from Fidelity Central Funds		41,148
Prepaid expenses		11,989
Other receivables		113,758
Total assets		1,918,126,029

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	3,044,200
Payable for fund shares redeemed	848,389
Accrued management fee	660,210
Distribution fees payable	34,341
Other affiliated payables	117,092
Other payables and accrued expenses	119,739
Collateral on securities loaned, at value	58,539,448
Total liabilities		63,363,428

Net Assets		$ 1,854,762,601
Net Assets consist of:
Paid in capital		$ 2,667,751,990
Undistributed net investment income		12,886,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,613,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,737,829
Net Assets		$ 1,854,762,601

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($1,708,710,448 ÷ 138,537,136 shares)	$ 12.33

Class A: Net Asset Value and redemption price per share ($129,757,656 ÷ 10,728,992 shares)	$ 12.09

Maximum offering price per share (100/94.25 of $12.09)	$ 12.83
Class T: Net Asset Value and redemption price per share ($11,378,125 ÷ 944,919 shares)	$ 12.04

Maximum offering price per share (100/96.50 of $12.04)	$ 12.48
Class B: Net Asset Value and offering price per share ($1,072,205 ÷ 90,083 shares)A	$ 11.90

Class C: Net Asset Value and offering price per share ($2,500,610 ÷ 210,074 shares)A	$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,343,557 ÷ 106,879 shares)	$ 12.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 24,366,028
Interest		2,359
Income from Fidelity Central Funds (including $1,986,204 from security lending)		2,198,622
Total income		26,567,009

Expenses
Management fee	$ 6,268,393
Transfer agent fees	422,078
Distribution fees	317,363
Accounting and security lending fees	598,747
Custodian fees and expenses	135,034
Independent trustees' compensation	10,928
Depreciation in deferred trustee compensation account	(2,025)
Registration fees	79,418
Audit	85,479
Legal	12,101
Interest	1,370
Miscellaneous	43,467
Total expenses before reductions	7,972,353
Expense reductions	(195,481)	7,776,872
Net investment income (loss)		18,790,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,800)	(425,850,925)
Other affiliated issuers	889,090
Foreign currency transactions	(104,698)
Futures contracts	(2,821,053)
Total net realized gain (loss)		(427,887,586)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,346)	448,227,853
Assets and liabilities in foreign currencies	46,674
Total change in net unrealized appreciation (depreciation)		448,274,527
Net gain (loss)		20,386,941
Net increase (decrease) in net assets resulting from operations		$ 39,177,078

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,790,137	$ 32,574,746
Net realized gain (loss)	(427,887,586)	(328,466,296)
Change in net unrealized appreciation (depreciation)	448,274,527	(576,306,666)
Net increase (decrease) in net assets resulting from operations	39,177,078	(872,198,216)
Distributions to shareholders from net investment income	(21,704,272)	(29,099,203)
Share transactions - net increase (decrease)	(67,335,220)	(330,088,276)
Total increase (decrease) in net assets	(49,862,414)	(1,231,385,695)

Net Assets
Beginning of period	1,904,625,015	3,136,010,710
End of period (including undistributed net investment income of $12,886,723 and undistributed net investment income of $23,968,403, respectively)	$ 1,854,762,601	$ 1,904,625,015

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.06	$ 17.44	$ 14.82	$ 13.51	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.13	.20	.15	.13	.16 F
Net realized and unrealized gain (loss)	.29	(5.41)	2.62	1.29	1.66
Total from investment operations	.42	(5.21)	2.77	1.42	1.82
Distributions from net investment income	(.15)	(.17)	(.15)	(.11)	(.16)
Net asset value, end of period	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Total Return A,B	4.04%	(30.13)%	18.83%	10.55%	15.46%
Ratios to Average Net Assets D,G
Expenses before reductions	.51%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.48%	.48%	.48%	.44%
Net investment income (loss)	1.34%	1.30%	.95%	.90%	1.27% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932	$ 2,988,758
Portfolio turnover rate E	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 17.07	$ 14.53	$ 13.24	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.08	.13	.08	.06	.08 G
Net realized and unrealized gain (loss)	.30	(5.29)	2.56	1.28	1.62
Total from investment operations	.38	(5.16)	2.64	1.34	1.70
Distributions from net investment income	(.09)	(.11)	(.10)	(.05)	(.08)
Net asset value, end of period	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Total Return A,B,C	3.59%	(30.42)%	18.25%	10.13%	14.68%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.92%	.91%	.95%	1.09%
Expenses net of fee waivers, if any	.95%	.92%	.91%	.95%	1.08%
Expenses net of all reductions	.93%	.91%	.90%	.94%	1.03%
Net investment income (loss)	.90%	.87%	.52%	.44%	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,758	$ 124,522	$ 182,686	$ 130,332	$ 80,938
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.02	- J
Net realized and unrealized gain (loss)	.32	(5.26)	2.54	1.27	.40
Total from investment operations	.37	(5.18)	2.57	1.29	.40
Distributions from net investment income	(.02)	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Total Return B,C,D	3.25%	(30.69)%	17.90%	9.75%	3.12%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.33%	1.27%	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.32%	1.26%	1.22%	1.24%	1.13% A
Net investment income (loss)	.52%	.53%	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,378	$ 12,444	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- K	- K	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.27	.40
Total from investment operations	.31	(5.21)	2.48	1.21	.38
Distributions from net investment income	-	-	(.06)	(.05)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83%	1.79%	1.81%	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.78%	1.80%	1.81%	1.67% A
Net investment income (loss)	.02%	-% H	(.37)%	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 853	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	.31	(5.21)	2.54	1.28	.40
Total from investment operations	.31	(5.21)	2.48	1.22	.38
Distributions from net investment income	-	-	(.05)	(.07)	-
Net asset value, end of period	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	2.67%	(31.01)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82%	1.79%	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.81%	1.78%	1.78%	1.84%	1.64% A
Net investment income (loss)	.03%	.01%	(.36) %	(.45) %	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,501	$ 2,676	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.10	.17	.12	.09	.01
Net realized and unrealized gain (loss)	.34	(5.45)	2.67	1.29	.41
Total from investment operations	.44	(5.28)	2.79	1.38	.42
Distributions from net investment income	(.02)	(.13)	-	(.11)	-
Net asset value, end of period	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	3.75%	(30.25)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.79%	.69%	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.79%	.69%	.65%	.77%	.69% A
Expenses net of all reductions	.77%	.69%	.64%	.76%	.64% A
Net investment income (loss)	1.06%	1.10%	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,344	$ 5,242	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	162%	121%	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, future transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 253,965,351
Unrealized depreciation	(241,716,674)
Net unrealized appreciation (depreciation)	$ 12,248,677

Undistributed ordinary income	$ 13,344,045
Capital loss carryforward	$ (560,174,479)

Cost for federal income tax purposes	$ 1,901,587,513

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 21,704,272	$ 29,099,203

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,821,053)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (2,821,053)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,821,053) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,383,918,347 and $2,455,475,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 245,376	$ 2,200
Class T	.25%	.25%	45,182	-
Class B	.75%	.25%	7,549	5,662
Class C	.75%	.25%	19,256	2,288
			$ 317,363	$ 10,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 181,823.01
Class A	195,204.20
Class T	29,983.33
Class B	2,489.33
Class C	6,247.32
Institutional Class	6,332.29
	$ 422,078

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,560 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,608,400.78%		$ 1,370

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,862 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,331 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,150.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 20,731,859	$ 27,569,037
Class A	945,483	1,164,481
Class T	20,415	63,471
Institutional Class	6,515	302,214
Total	$ 21,704,272	$ 29,099,203

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	7,606,531	2,809,636	$ 76,359,324	$ 42,942,919
Reinvestment of distributions	2,111,096	1,406,128	17,416,562	23,327,681
Shares redeemed	(17,019,138)	(23,420,609)	(158,838,504)	(357,643,087)
Net increase (decrease)	(7,301,511)	(19,204,845)	$ (65,062,618)	$ (291,372,487)
Class A
Shares sold	2,335,925	1,916,877	$ 21,078,470	$ 29,044,672
Reinvestment of distributions	108,691	67,920	882,568	1,106,419
Shares redeemed	(2,265,889)	(2,133,670)	(20,059,558)	(31,565,740)
Net increase (decrease)	178,727	(148,873)	$ 1,901,480	$ (1,414,649)
Class T
Shares sold	205,277	144,111	$ 1,901,523	$ 2,148,071
Reinvestment of distributions	2,483	3,888	20,112	62,953
Shares redeemed	(326,967)	(664,659)	(2,949,011)	(9,666,105)
Net increase (decrease)	(119,207)	(516,660)	$ (1,027,376)	$ (7,455,081)
Class B
Shares sold	31,825	17,433	$ 293,713	$ 261,385
Shares redeemed	(15,335)	(24,585)	(138,927)	(355,361)
Net increase (decrease)	16,490	(7,152)	$ 154,786	$ (93,976)
Class C
Shares sold	71,381	36,917	$ 670,802	$ 534,062
Shares redeemed	(92,183)	(97,551)	(803,319)	(1,404,629)
Net increase (decrease)	(20,802)	(60,634)	$ (132,517)	$ (870,567)
Institutional Class
Shares sold	11,727	37,397	$ 106,180	$ 604,201
Reinvestment of distributions	599	4,675	5,046	78,258
Shares redeemed	(337,015)	(2,014,582)	(3,280,201)	(29,563,975)
Net increase (decrease)	(324,689)	(1,972,510)	$ (3,168,975)	$ (28,881,516)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Institutional class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The Institutional class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-I-UANN-1109
1.814750.104

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class A

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A	-9.18%	0.13%	-0.65%
$50/month 15-Year Plan A	-54.59%	-1.96%	-1.16%

A The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Capital Development Fund - Class A on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poors 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class O returned -8.77% (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class A shares returned -9.18% (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.61%
Actual		$ 1,000.00	$ 1,371.00	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09
Class A	.97%
Actual		$ 1,000.00	$ 1,368.70	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91
Class T	1.50%
Actual		$ 1,000.00	$ 1,365.70	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.59
Class B	1.95%
Actual		$ 1,000.00	$ 1,362.60	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.94%
Actual		$ 1,000.00	$ 1,363.80	$ 11.50
Hypothetical A		$ 1,000.00	$ 1,015.34	$ 9.80
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,370.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
JPMorgan Chase & Co.	2.4	1.1
Cisco Systems, Inc.	2.1	2.0
Hewlett-Packard Co.	1.7	1.5
Bank of America Corp.	1.6	0.0
Wells Fargo & Co.	1.5	0.7
Morgan Stanley	1.5	0.4
Pearl Group Ltd.	1.3	0.0
Agnico-Eagle Mines Ltd. (Canada)	1.2	0.6
Wal-Mart Stores, Inc.	1.2	2.0
	17.1
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	19.4	17.7
Consumer Discretionary	13.4	13.5
Energy	12.3	11.8
Materials	10.3	5.4
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 99.9%
	Convertible Securities 0.5%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	25.1%	** Foreign investments	16.4%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Johnson Controls, Inc.	300,000	$ 7,668,000
TRW Automotive Holdings Corp. (a)	380,200	6,368,350
		14,036,350
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,300,000
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(b)	85,000	6,838,250
Regis Corp.	588,000	9,114,000
Steiner Leisure Ltd. (a)	100,000	3,576,000
		19,528,250
Hotels, Restaurants & Leisure - 2.0%
Bob Evans Farms, Inc.	132,200	3,841,732
CEC Entertainment, Inc. (a)	400,000	10,344,000
Ctrip.com International Ltd. sponsored ADR (a)	327,908	19,277,711
Darden Restaurants, Inc.	185,000	6,314,050
P.F. Chang's China Bistro, Inc. (a)(b)	255,000	8,662,350
Penn National Gaming, Inc. (a)	100,000	2,766,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	6,606,000
Wyndham Worldwide Corp.	975,000	15,912,000
Wynn Macau Ltd. (e)	268,400	349,093
Yum! Brands, Inc.	40,000	1,350,400
		75,423,336
Household Durables - 0.6%
Desarrolladora Homex SAB de CV sponsored ADR (a)(b)	270,000	10,200,600
Jarden Corp.	100,000	2,807,000
Meritage Homes Corp. (a)	259,731	5,272,539
Pulte Homes, Inc.	180,500	1,983,695
Whirlpool Corp.	50,000	3,498,000
		23,761,834
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	14,004,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	9,951,150
Media - 0.4%
McGraw-Hill Companies, Inc.	50,500	1,269,570
The Walt Disney Co.	380,000	10,434,800
Virgin Media, Inc.	289,500	4,029,840
		15,734,210
Multiline Retail - 0.5%
Kohl's Corp. (a)	308,800	17,617,040
Specialty Retail - 3.9%
Aeropostale, Inc. (a)	200,000	8,694,000
American Eagle Outfitters, Inc.	310,000	5,226,600
AutoNation, Inc. (a)(b)	200,000	3,616,000
AutoZone, Inc. (a)	71,400	10,440,108

	Shares	Value
Belle International Holdings Ltd.	14,800,000	$ 15,201,032
Best Buy Co., Inc.	280,200	10,513,104
Big 5 Sporting Goods Corp.	65,957	995,951
Gymboree Corp. (a)	250,000	12,095,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,903,770
Jos. A. Bank Clothiers, Inc. (a)	196,000	8,774,920
Ross Stores, Inc.	789,485	37,713,698
TJX Companies, Inc.	730,700	27,145,505
Xinyu Hengdeli Holdings Ltd.	174,000	48,046
		142,367,734
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	3,614,600
China Dongxiang Group Co. Ltd.	8,335,000	5,560,252
Gildan Activewear, Inc. (a)	207,700	4,105,495
Iconix Brand Group, Inc. (a)	1,487,300	18,546,631
Li Ning Co. Ltd. (b)	2,950,000	9,078,387
Phillips-Van Heusen Corp.	416,900	17,839,151
Polo Ralph Lauren Corp. Class A	270,000	20,687,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	20,825,100
Steven Madden Ltd. (a)	410,000	15,092,100
VF Corp.	188,253	13,635,165
Warnaco Group, Inc. (a)	636,300	27,908,118
		156,892,399
TOTAL CONSUMER DISCRETIONARY		491,616,303
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	832,600	38,018,411
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	702
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,438,250
Dr Pepper Snapple Group, Inc. (a)	300,000	8,625,000
		58,082,363
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	58,400	3,297,264
Kroger Co.	353,100	7,287,984
Wal-Mart Stores, Inc.	895,000	43,935,550
		54,520,798
Food Products - 2.5%
Alliance Grain Traders, Inc.	25,000	457,029
Alliance Grain Traders, Inc. (d)	500,000	9,140,589
Ausnutria Dairy Hunan Co. Ltd. Class H (e)	1,904,000	982,693
Bunge Ltd.	422,000	26,421,420
Chiquita Brands International, Inc. (a)	100,238	1,619,846
ConAgra Foods, Inc.	150,000	3,252,000
Dean Foods Co. (a)	100,000	1,779,000
Fresh Del Monte Produce, Inc. (a)	634,545	14,347,062
Green Mountain Coffee Roasters, Inc. (a)(b)	154,000	11,371,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	342,101	$ 20,002,645
TreeHouse Foods, Inc. (a)	74,000	2,639,580
		92,013,224
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,715,040
Personal Products - 0.8%
Avon Products, Inc.	350,000	11,886,000
Nu Skin Enterprises, Inc. Class A	852,800	15,802,384
		27,688,384
Tobacco - 0.4%
Altria Group, Inc.	130,300	2,320,643
Lorillard, Inc.	150,000	11,145,000
Reynolds American, Inc.	50,000	2,226,000
		15,691,643
TOTAL CONSUMER STAPLES		251,711,452
ENERGY - 12.2%
Energy Equipment & Services - 4.6%
BJ Services Co.	321,805	6,252,671
ENSCO International, Inc.	697,500	29,671,650
Helmerich & Payne, Inc.	398,500	15,752,705
Nabors Industries Ltd. (a)	955,900	19,978,310
Noble Corp.	1,040,000	39,478,400
Patterson-UTI Energy, Inc.	873,800	13,194,380
Pride International, Inc. (a)	130,000	3,957,200
Rowan Companies, Inc.	200,000	4,614,000
Schlumberger Ltd.	40,000	2,384,000
Tidewater, Inc.	319,300	15,035,837
Transocean Ltd. (a)	130,000	11,118,900
Weatherford International Ltd. (a)	379,600	7,869,108
		169,307,161
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	120,000	7,527,600
Apache Corp.	208,800	19,174,104
Chesapeake Energy Corp.	950,000	26,980,000
Chevron Corp.	605,400	42,638,322
Cimarex Energy Co.	62,455	2,705,551
ConocoPhillips	111,600	5,039,856
Devon Energy Corp.	50,000	3,366,500
EnCana Corp.	200,000	11,583,372
Enterprise Products Partners LP	200,000	5,664,000
EXCO Resources, Inc. (a)	81,800	1,528,842
Exxon Mobil Corp.	253,333	17,381,177
Frontier Oil Corp.	247,000	3,438,240
James River Coal Co. (a)	250,000	4,777,500
Marathon Oil Corp.	1,170,000	37,323,000
Massey Energy Co.	200,000	5,578,000
Occidental Petroleum Corp.	392,900	30,803,360
OPTI Canada, Inc. (a)(b)	3,000,000	6,025,222

	Shares	Value
Petrohawk Energy Corp. (a)	150,000	$ 3,631,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,456,228
sponsored ADR	25,000	1,147,500
Range Resources Corp.	100,000	4,936,000
Southern Union Co.	511,800	10,640,322
Southwestern Energy Co. (a)	350,000	14,938,000
Suncor Energy, Inc.	102,400	3,577,543
Sunoco, Inc.	30,000	853,500
XTO Energy, Inc.	50,000	2,066,000
		278,781,239
TOTAL ENERGY		448,088,400
FINANCIALS - 19.5%
Capital Markets - 4.3%
AllianceBernstein Holding LP	75,000	2,046,000
Ameriprise Financial, Inc.	400,000	14,532,000
Bank of New York Mellon Corp.	150,000	4,348,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	1,657,158
Evercore Partners, Inc. Class A	80,800	2,360,976
Germany1 Acquisition Ltd. (a)	1,488,300	18,642,219
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	3,042,201
GLG Partners, Inc. (b)	7,309,262	29,456,326
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,334,464
Goldman Sachs Group, Inc.	20,300	3,742,305
Janus Capital Group, Inc.	589,077	8,353,112
Morgan Stanley	1,715,485	52,974,177
State Street Corp.	145,000	7,627,000
UBS AG:
(For. Reg.) (a)	209,710	3,844,829
(NY Shares) (a)	100,000	1,831,000
		155,792,267
Commercial Banks - 2.8%
BB&T Corp.	95,700	2,606,868
Fifth Third Bancorp	300,000	3,039,000
HDFC Bank Ltd.	84,785	2,931,552
Huntington Bancshares, Inc.	347,600	1,637,196
KeyCorp	890,000	5,785,000
PNC Financial Services Group, Inc.	317,400	15,422,466
Regions Financial Corp.	319,600	1,984,716
SVB Financial Group (a)	100,000	4,327,000
U.S. Bancorp, Delaware	287,000	6,273,820
Umpqua Holdings Corp.	200,000	2,120,000
Wells Fargo & Co.	1,999,550	56,347,319
		102,474,937
Consumer Finance - 0.4%
American Express Co.	200,000	6,780,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	200,000	$ 7,146,000
ORIX Corp.	23,440	1,423,841
		15,349,841
Diversified Financial Services - 5.7%
Bank of America Corp.	3,445,800	58,302,936
JPMorgan Chase & Co.	2,000,900	87,679,438
Pearl Group Ltd. (a)(b)	3,448,947	47,187,992
Pearl Group Ltd. warrants 3/17/13 (a)	2,062,500	2,716,251
PICO Holdings, Inc. (a)	383,989	12,806,033
		208,692,650
Insurance - 4.0%
ACE Ltd.	202,000	10,798,920
American International Group, Inc. (b)	60,000	2,646,600
Aspen Insurance Holdings Ltd.	514,300	13,613,521
Axis Capital Holdings Ltd.	307,500	9,280,350
Berkshire Hathaway, Inc. Class A (a)	76	7,676,000
Genworth Financial, Inc. Class A	1,000,000	11,950,000
Lincoln National Corp.	433,400	11,229,394
Loews Corp.	492,700	16,874,975
Max Capital Group Ltd.	231,736	4,952,198
MetLife, Inc.	222,325	8,463,913
Platinum Underwriters Holdings Ltd.	288,167	10,327,905
Protective Life Corp.	146,200	3,131,604
The Chubb Corp.	47,400	2,389,434
The Travelers Companies, Inc.	662,000	32,590,260
Unum Group	73,300	1,571,552
		147,496,626
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	2,245,536
CBL & Associates Properties, Inc. (b)	1,344,258	13,039,303
Rayonier, Inc.	149,340	6,109,499
Sunstone Hotel Investors, Inc.	245,000	1,739,500
		23,133,838
Real Estate Management & Development - 1.7%
BR Malls Participacoes SA (a)	957,900	11,314,589
Brookfield Properties Corp.	883,900	9,952,714
CB Richard Ellis Group, Inc. Class A (a)	546,500	6,415,910
Hang Lung Properties Ltd.	3,520,000	12,967,226
Housing Development and Infrastructure Ltd. (a)	598,702	4,041,097
Iguatemi Empresa de Shopping Centers SA	50,000	784,823
Indiabulls Real Estate Ltd.	1,000,000	5,693,935
Jones Lang LaSalle, Inc.	240,300	11,383,011
		62,553,305
TOTAL FINANCIALS		715,493,464

	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	100,000	$ 6,023,000
Genzyme Corp. (a)	35,000	1,985,550
Gilead Sciences, Inc. (a)	300,000	13,974,000
ImmunoGen, Inc. (a)	99,600	807,756
Micromet, Inc. (a)(b)	322,892	2,150,461
		24,940,767
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	151,500	10,444,410
Boston Scientific Corp. (a)	500,000	5,295,000
C. R. Bard, Inc.	100,000	7,861,000
Cooper Companies, Inc.	350,000	10,405,500
Covidien PLC	677,500	29,308,650
Hospira, Inc. (a)	140,000	6,244,000
		69,558,560
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	4,476,000
Brookdale Senior Living, Inc.	545,700	9,893,541
Express Scripts, Inc. (a)	337,036	26,147,253
Futuremed Healthcare Income Fund	505,520	3,858,102
Hanger Orthopedic Group, Inc. (a)(c)	1,815,064	25,174,938
Henry Schein, Inc. (a)	50,000	2,745,500
Humana, Inc. (a)	50,000	1,865,000
Lincare Holdings, Inc. (a)	100,000	3,125,000
McKesson Corp.	105,000	6,252,750
Medco Health Solutions, Inc. (a)	431,400	23,860,734
Sinopharm Group Co. Ltd. Class H	38,000	96,299
WellPoint, Inc. (a)	70,000	3,315,200
		110,810,317
Health Care Technology - 0.3%
Cerner Corp. (a)	162,000	12,117,600
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	931,000
Pharmaceuticals - 3.0%
Allergan, Inc.	375,000	21,285,000
AstraZeneca PLC sponsored ADR (b)	250,000	11,237,500
King Pharmaceuticals, Inc. (a)	691,138	7,443,556
Mylan, Inc. (a)	200,000	3,202,000
Perrigo Co. (b)	160,000	5,438,400
Sanofi-Aventis sponsored ADR	300,000	11,085,000
Schering-Plough Corp.	185,000	5,226,250
Shire PLC sponsored ADR	100,000	5,229,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	664,821	33,613,350
Watson Pharmaceuticals, Inc. (a)	100,000	3,664,000
		107,424,056
TOTAL HEALTH CARE		325,782,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	$ 4,642,690
Goodrich Corp.	100,000	5,434,000
Honeywell International, Inc.	573,867	21,319,159
Precision Castparts Corp.	7,000	713,090
Raytheon Co.	41,937	2,011,718
United Technologies Corp.	370,000	22,544,100
		56,664,757
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	100,000	1,633,000
Pacer International, Inc.	500,000	1,930,000
United Parcel Service, Inc. Class B	77,100	4,353,837
		7,916,837
Commercial Services & Supplies - 0.3%
United Stationers, Inc. (a)	230,000	10,950,300
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,682,822
Electrical Equipment - 0.3%
Regal-Beloit Corp.	262,667	12,006,509
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	310,000	10,512,100
Textron, Inc.	259,000	4,915,820
		15,427,920
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	383,413	2,496,019
Navistar International Corp. (a)	56,000	2,095,520
Oshkosh Co.	348,700	10,785,291
		15,376,830
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	7,062,913
Professional Services - 0.1%
Manpower, Inc.	80,000	4,536,800
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	1,250,000	16,700,000
CSX Corp.	250,000	10,465,000
Norfolk Southern Corp.	534,200	23,029,362
Ryder System, Inc.	100,000	3,906,000
Union Pacific Corp.	230,000	13,420,500
		67,520,862
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	11,665,400
Interline Brands, Inc. (a)	335,008	5,644,885
		17,310,285
TOTAL INDUSTRIALS		218,456,835
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	3,223,300	75,876,482
Harris Corp.	350,000	13,160,000

	Shares	Value
Juniper Networks, Inc. (a)	409,500	$ 11,064,690
Palm, Inc. (a)	50,000	871,500
Tellabs, Inc. (a)	950,000	6,574,000
		107,546,672
Computers & Peripherals - 6.5%
Apple, Inc. (a)	514,000	95,280,181
Dell, Inc. (a)	1,575,400	24,040,604
EMC Corp. (a)	300,000	5,112,000
Hewlett-Packard Co.	1,290,500	60,924,505
International Business Machines Corp.	126,400	15,118,704
NCR Corp. (a)	436,560	6,033,259
Seagate Technology	600,000	9,126,000
Western Digital Corp. (a)	605,000	22,100,650
		237,735,903
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,432,508
Corning, Inc.	300,000	4,593,000
FLIR Systems, Inc. (a)	320,000	8,950,400
SYNNEX Corp. (a)	162,900	4,965,192
		26,941,100
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	62,800	24,557,940
Google, Inc. Class A (a)	26,600	13,189,610
NetEase.com, Inc. sponsored ADR (a)(b)	590,000	26,951,200
Open Text Corp. (a)	450,000	16,860,813
Sina Corp. (a)	300,000	11,388,000
Sohu.com, Inc. (a)(b)	210,500	14,478,190
Tencent Holdings Ltd.	830,000	13,504,903
		120,930,656
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	235,556	12,760,069
Alliance Data Systems Corp. (a)(b)	295,750	18,064,410
Computer Sciences Corp. (a)	196,200	10,341,702
Fidelity National Information Services, Inc.	500,000	12,755,000
Hewitt Associates, Inc. Class A (a)	460,000	16,757,800
Syntel, Inc.	39,212	1,871,589
		72,550,570
Semiconductors & Semiconductor Equipment - 1.8%
Aixtron AG	22,500	613,050
Applied Materials, Inc.	632,503	8,475,540
ASML Holding NV (NY Shares)	461,500	13,646,555
Avago Technologies Ltd.	46,500	793,755
Cypress Semiconductor Corp. (a)	272,000	2,809,760
Intel Corp.	1,200,000	23,484,000
KLA-Tencor Corp.	100,000	3,586,000
MEMC Electronic Materials, Inc. (a)	295,800	4,919,154
Ultratech, Inc. (a)	533,241	7,054,778
		65,382,592
Software - 2.1%
BMC Software, Inc. (a)	445,000	16,700,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Changyou.com Ltd. (A Shares) ADR	6,100	$ 216,672
Citrix Systems, Inc. (a)	350,000	13,730,500
McAfee, Inc. (a)	60,000	2,627,400
Microsoft Corp.	522,000	13,514,580
Oracle Corp.	662,400	13,804,416
Shanda Games Ltd. sponsored ADR	15,000	175,500
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,556,800
Solera Holdings, Inc.	120,000	3,733,200
Sybase, Inc. (a)	224,200	8,721,380
		77,781,298
TOTAL INFORMATION TECHNOLOGY		708,868,791
MATERIALS - 10.2%
Chemicals - 2.3%
Cabot Corp.	300,000	6,933,000
Celanese Corp. Class A	150,998	3,774,950
Dow Chemical Co.	920,000	23,984,400
Neo Material Technologies, Inc. (a)	3,330,600	11,916,112
Potash Corp. of Saskatchewan, Inc.	30,000	2,721,719
Terra Industries, Inc.	300,000	10,401,000
The Mosaic Co.	510,693	24,549,013
		84,280,194
Construction Materials - 0.2%
Eagle Materials, Inc.	220,000	6,287,600
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	170,000	6,273,000
Rock-Tenn Co. Class A	50,000	2,355,500
		8,628,500
Metals & Mining - 7.3%
Agnico-Eagle Mines Ltd. (Canada)	667,200	45,130,268
Alcoa, Inc.	470,000	6,166,400
AngloGold Ashanti Ltd. sponsored ADR	343,800	14,013,288
ArcelorMittal SA (NY Shares) Class A (b)	590,000	21,912,600
Barrick Gold Corp.	787,000	29,803,811
BHP Billiton PLC	600,000	16,380,403
Carpenter Technology Corp.	418,200	9,781,698
Freeport-McMoRan Copper & Gold, Inc.	370,000	25,385,700
Kinross Gold Corp.	144,800	3,155,707
Newcrest Mining Ltd.	747,050	21,023,616
Newmont Mining Corp.	533,400	23,480,268
Nucor Corp.	76,500	3,596,265
Sherritt International Corp. (b)	1,600,000	11,448,856
Silver Standard Resources, Inc. (a)	539,900	11,532,264
Tata Steel Ltd.	2,370,000	25,293,736
		268,104,880

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	$ 4,593,125
TOTAL MATERIALS		371,894,299
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
Global Crossing Ltd. (a)	106,861	1,528,112
Iliad Group SA	203,175	22,892,560
Qwest Communications International, Inc.	2,203,000	8,393,430
		32,814,102
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	650,000	10,571,533
Sprint Nextel Corp. (a)	1,587,000	6,268,650
Vodafone Group PLC sponsored ADR	127,300	2,864,250
		19,704,433
TOTAL TELECOMMUNICATION SERVICES		52,518,535
UTILITIES - 1.3%
Electric Utilities - 0.2%
Entergy Corp.	75,000	5,989,500
Exelon Corp.	36,000	1,786,320
		7,775,820
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	8,151,000
Calpine Corp. (a)	100,000	1,152,000
		9,303,000
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	4,280,255
Public Service Enterprise Group, Inc.	559,400	17,587,536
Sempra Energy	155,000	7,720,550
		29,588,341
TOTAL UTILITIES		46,667,161
TOTAL COMMON STOCKS (Cost $3,273,116,315)		3,631,097,540
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc. 8.125% 2/1/13	$ 5,200,000	4,771,000
FINANCIALS - 0.3%
Capital Markets - 0.3%
GLG Partners, Inc. 5% 5/15/14 (d)	9,710,000	11,902,518
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. 16% 6/1/16 (d)	$ 4,287,000	$ 3,735,692
TOTAL CONVERTIBLE BONDS (Cost $15,947,864)		20,409,210
Money Market Funds - 2.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.19% (f) (Cost $100,989,476)	100,989,476	100,989,476
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,390,053,655)		3,752,496,226
NET OTHER ASSETS - (2.5)%		(91,443,252)
NET ASSETS - 100%		$ 3,661,052,974
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,778,799 or 0.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,550
Fidelity Securities Lending Cash Central Fund	1,404,674
Total	$ 1,490,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 362,990	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,912,394	11,396,515	-	25,174,938
Liberty International Acquisition Co.	51,455,066	45,835,568	48,288,128	-	-
Total	$ 94,696,281	$ 52,253,018	$ 59,684,643	$ 362,990	$ 25,174,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,616,303	$ 491,267,210	$ 349,093	$ -
Consumer Staples	251,711,452	250,728,759	982,693	-
Energy	448,088,400	448,088,400	-	-
Financials	715,493,464	710,224,794	5,268,670	-
Health Care	325,782,300	325,782,300	-	-
Industrials	218,456,835	218,456,835	-	-
Information Technology	708,868,791	708,868,791	-	-
Materials	371,894,299	371,894,299	-	-
Telecommunication Services	52,518,535	41,947,002	10,571,533	-
Utilities	46,667,161	46,667,161	-	-
Corporate Bonds	20,409,210	-	20,409,210	-
Money Market Funds	100,989,476	100,989,476	-	-
Total Investments in Securities	$ 3,752,496,226	$ 3,714,915,027	$ 37,581,199	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.4%
Cayman Islands	3.3%
China	2.4%
Switzerland	2.1%
Bermuda	1.8%
United Kingdom	1.6%
Belgium	1.1%
India	1.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $97,461,116) - See accompanying schedule: Unaffiliated issuers (cost $3,262,335,443)	$ 3,626,331,812
Fidelity Central Funds (cost $100,989,476)	100,989,476
Other affiliated issuers (cost $26,728,736)	25,174,938
Total Investments (cost $3,390,053,655)		$ 3,752,496,226
Receivable for investments sold		39,531,126
Receivable for fund shares sold		66,540
Dividends receivable		1,818,983
Interest receivable		566,801
Distributions receivable from Fidelity Central Funds		70,602
Prepaid expenses		23,972
Other receivables		296,604
Total assets		3,794,870,854

Liabilities
Payable to custodian bank	$ 20,721
Payable for investments purchased Regular delivery	17,334,910
Delayed delivery	1,345,241
Payable for fund shares redeemed	1,464,719
Accrued management fee	1,693,896
Distribution fees payable	79,809
Notes payable to Affilates	8,902,000
Other affiliated payables	199,327
Other payables and accrued expenses	1,787,781
Collateral on securities loaned, at value	100,989,476
Total liabilities		133,817,880

Net Assets		$ 3,661,052,974
Net Assets consist of:
Paid in capital		$ 4,708,789,694
Undistributed net investment income		25,319,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,433,852,765)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,796,882
Net Assets		$ 3,661,052,974

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($3,278,390,495 ÷ 380,783,094 shares)	$ 8.61

Class A: Net Asset Value and redemption price per share ($380,174,904 ÷ 45,309,604 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($978,289 ÷ 117,978 shares)	$ 8.29

Maximum offering price per share (100/96.50 of $8.29)	$ 8.59
Class B: Net Asset Value and offering price per share ($384,309 ÷ 46,676 shares)A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,042,040 ÷ 126,982 shares)A	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,937 ÷ 9,653 shares)	$ 8.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends (including $362,990 earned from other affiliated issuers)		$ 57,878,091
Interest		582,487
Income from Fidelity Central Funds		1,490,224
Total income		59,950,802

Expenses
Management fee	$ 17,472,929
Transfer agent fees	636,426
Distribution fees	773,919
Accounting and security lending fees	991,643
Custodian fees and expenses	134,867
Independent trustees' compensation	23,212
Depreciation in deferred trustee compensation account	(1,241)
Registration fees	70,136
Audit	81,816
Legal	27,672
Interest	11,025
Miscellaneous	105,338
Total expenses before reductions	20,327,742
Expense reductions	(344,882)	19,982,860
Net investment income (loss)		39,967,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,299,991,147)
Other affiliated issuers	(9,813,087)
Foreign currency transactions	19,462
Futures contracts	(355,666)
Total net realized gain (loss)		(1,310,140,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,635,812)	879,826,799
Assets and liabilities in foreign currencies	52,001
Total change in net unrealized appreciation (depreciation)		879,878,800
Net gain (loss)		(430,261,638)
Net increase (decrease) in net assets resulting from operations		$ (390,293,696)

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,967,942	$ 32,048,513
Net realized gain (loss)	(1,310,140,438)	65,594,756
Change in net unrealized appreciation (depreciation)	879,878,800	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(390,293,696)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,511)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,165)	(762,330,303)
Total distributions	(39,821,676)	(805,386,071)
Share transactions - net increase (decrease)	(76,939,898)	376,675,699
Total increase (decrease) in net assets	(507,055,270)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $25,319,163 and undistributed net investment income of $24,215,950, respectively)	$ 3,661,052,974	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.09	.08	.12	.14	.19 F
Net realized and unrealized gain (loss)	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.10) I	(2.02) H	(.91)	(.32)	(.17)
Net asset value, end of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return A, B	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	1.33%	.64%	.90%	1.13%	1.68% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate E	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

I Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.06	.03	.07	.08	.13 G
Net realized and unrealized gain (loss)	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.06) J	(1.97) I	(.86)	(.26)	(.10)
Net asset value, end of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return A, B, C	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	.92%	.25%	.51%	.68%	1.14% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

K Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	-% H	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- J	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 562,641,873
Unrealized depreciation	(253,418,806)
Net unrealized appreciation (depreciation)	$ 309,223,067

Undistributed ordinary income	$ 26,576,854

Capital loss carryforward	$ (652,766,370)

Cost for federal income tax purposes	$ 3,443,273,159

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 39,821,676	$ 333,675,118
Long-term Capital Gains	-	471,710,953
Total	$ 39,821,676	$ 805,386,071

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (355,666)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (355,666)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(355,666) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,864,805,900 and $4,921,016,790, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 758,483	$ 5,468
Class T	.25%	.25%	4,256	2
Class B	.75%	.25%	3,124	2,345
Class C	.75%	.25%	8,056	1,848
			$ 773,919	$ 9,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 124,633	-*
Class A	502,985.17
Class T	3,143.37
Class B	1,046.33
Class C	2,608.32
Institutional Class	2,011.20
	$ 636,426

* Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $153,511 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,476,647.49%		$ 10,429

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,404,674.

Annual Report

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,140,800. The weighted average interest rate was .60%. The interest expense amounted to $596 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $344,882 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 34,977,828	$ 40,933,328
Class A	2,211,312	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,511	$ 43,055,768
From net realized gain
Class O	$ 2,360,189	$ 696,957,954
Class A	250,450	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,165	$ 762,330,303

Annual Report

Notes to Financial Statements - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	22,448,512	16,057,568	$ 158,446,482	$ 193,845,310
Reinvestment of distributions	5,071,181	58,139,167	34,282,205	713,948,956
Shares redeemed	(42,079,870)	(51,302,412)	(300,445,967)	(617,418,741)
Net increase (decrease)	(14,560,177)	22,894,323	$ (107,717,280)	$ 290,375,525
Class A
Shares sold	8,258,131	5,411,532	$ 56,859,926	$ 63,707,961
Reinvestment of distributions	339,292	5,544,964	2,242,770	66,539,525
Shares redeemed	(3,959,271)	(3,862,439)	(27,548,432)	(44,869,515)
Net increase (decrease)	4,638,152	7,094,057	$ 31,554,264	$ 85,377,971
Class T
Shares sold	68,566	57,049	$ 478,855	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(61,121)	(35,694)	(411,093)	(394,165)
Net increase (decrease)	8,068	33,474	$ 71,852	$ 380,190
Class B
Shares sold	23,061	23,902	$ 153,649	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(20,044)	(19,562)	(138,646)	(209,450)
Net increase (decrease)	3,017	9,989	$ 15,003	$ 123,970
Class C
Shares sold	135,123	41,282	$ 875,951	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(65,549)	(22,503)	(438,818)	(241,130)
Net increase (decrease)	69,975	23,911	$ 439,745	$ 277,403
Institutional Class
Shares sold	38,032	17,393	$ 258,986	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(210,626)	(33,224)	(1,576,378)	(386,380)
Net increase (decrease)	(170,533)	11,200	$ (1,303,482)	$ 140,640

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Advisor Capital Development Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Capital Development Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIN-UANN-1109
1.837885.103

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class O

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class O	-8.77%	0.58%	0.00%
$50/month 15-Year Plan A	-56.39%	-3.05%	-1.30%

A The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.70% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Capital Development Fund - Class O on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class O returned -8.77% (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class A shares returned -9.18% (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.61%
Actual		$ 1,000.00	$ 1,371.00	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09
Class A	.97%
Actual		$ 1,000.00	$ 1,368.70	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91
Class T	1.50%
Actual		$ 1,000.00	$ 1,365.70	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.59
Class B	1.95%
Actual		$ 1,000.00	$ 1,362.60	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.94%
Actual		$ 1,000.00	$ 1,363.80	$ 11.50
Hypothetical A		$ 1,000.00	$ 1,015.34	$ 9.80
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,370.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
JPMorgan Chase & Co.	2.4	1.1
Cisco Systems, Inc.	2.1	2.0
Hewlett-Packard Co.	1.7	1.5
Bank of America Corp.	1.6	0.0
Wells Fargo & Co.	1.5	0.7
Morgan Stanley	1.5	0.4
Pearl Group Ltd.	1.3	0.0
Agnico-Eagle Mines Ltd. (Canada)	1.2	0.6
Wal-Mart Stores, Inc.	1.2	2.0
	17.1
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	19.4	17.7
Consumer Discretionary	13.4	13.5
Energy	12.3	11.8
Materials	10.3	5.4
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 99.9%
	Convertible Securities 0.5%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	25.1%	** Foreign investments	16.4%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Johnson Controls, Inc.	300,000	$ 7,668,000
TRW Automotive Holdings Corp. (a)	380,200	6,368,350
		14,036,350
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,300,000
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(b)	85,000	6,838,250
Regis Corp.	588,000	9,114,000
Steiner Leisure Ltd. (a)	100,000	3,576,000
		19,528,250
Hotels, Restaurants & Leisure - 2.0%
Bob Evans Farms, Inc.	132,200	3,841,732
CEC Entertainment, Inc. (a)	400,000	10,344,000
Ctrip.com International Ltd. sponsored ADR (a)	327,908	19,277,711
Darden Restaurants, Inc.	185,000	6,314,050
P.F. Chang's China Bistro, Inc. (a)(b)	255,000	8,662,350
Penn National Gaming, Inc. (a)	100,000	2,766,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	6,606,000
Wyndham Worldwide Corp.	975,000	15,912,000
Wynn Macau Ltd. (e)	268,400	349,093
Yum! Brands, Inc.	40,000	1,350,400
		75,423,336
Household Durables - 0.6%
Desarrolladora Homex SAB de CV sponsored ADR (a)(b)	270,000	10,200,600
Jarden Corp.	100,000	2,807,000
Meritage Homes Corp. (a)	259,731	5,272,539
Pulte Homes, Inc.	180,500	1,983,695
Whirlpool Corp.	50,000	3,498,000
		23,761,834
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	14,004,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	9,951,150
Media - 0.4%
McGraw-Hill Companies, Inc.	50,500	1,269,570
The Walt Disney Co.	380,000	10,434,800
Virgin Media, Inc.	289,500	4,029,840
		15,734,210
Multiline Retail - 0.5%
Kohl's Corp. (a)	308,800	17,617,040
Specialty Retail - 3.9%
Aeropostale, Inc. (a)	200,000	8,694,000
American Eagle Outfitters, Inc.	310,000	5,226,600
AutoNation, Inc. (a)(b)	200,000	3,616,000
AutoZone, Inc. (a)	71,400	10,440,108

	Shares	Value
Belle International Holdings Ltd.	14,800,000	$ 15,201,032
Best Buy Co., Inc.	280,200	10,513,104
Big 5 Sporting Goods Corp.	65,957	995,951
Gymboree Corp. (a)	250,000	12,095,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,903,770
Jos. A. Bank Clothiers, Inc. (a)	196,000	8,774,920
Ross Stores, Inc.	789,485	37,713,698
TJX Companies, Inc.	730,700	27,145,505
Xinyu Hengdeli Holdings Ltd.	174,000	48,046
		142,367,734
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	3,614,600
China Dongxiang Group Co. Ltd.	8,335,000	5,560,252
Gildan Activewear, Inc. (a)	207,700	4,105,495
Iconix Brand Group, Inc. (a)	1,487,300	18,546,631
Li Ning Co. Ltd. (b)	2,950,000	9,078,387
Phillips-Van Heusen Corp.	416,900	17,839,151
Polo Ralph Lauren Corp. Class A	270,000	20,687,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	20,825,100
Steven Madden Ltd. (a)	410,000	15,092,100
VF Corp.	188,253	13,635,165
Warnaco Group, Inc. (a)	636,300	27,908,118
		156,892,399
TOTAL CONSUMER DISCRETIONARY		491,616,303
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	832,600	38,018,411
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	702
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,438,250
Dr Pepper Snapple Group, Inc. (a)	300,000	8,625,000
		58,082,363
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	58,400	3,297,264
Kroger Co.	353,100	7,287,984
Wal-Mart Stores, Inc.	895,000	43,935,550
		54,520,798
Food Products - 2.5%
Alliance Grain Traders, Inc.	25,000	457,029
Alliance Grain Traders, Inc. (d)	500,000	9,140,589
Ausnutria Dairy Hunan Co. Ltd. Class H (e)	1,904,000	982,693
Bunge Ltd.	422,000	26,421,420
Chiquita Brands International, Inc. (a)	100,238	1,619,846
ConAgra Foods, Inc.	150,000	3,252,000
Dean Foods Co. (a)	100,000	1,779,000
Fresh Del Monte Produce, Inc. (a)	634,545	14,347,062
Green Mountain Coffee Roasters, Inc. (a)(b)	154,000	11,371,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	342,101	$ 20,002,645
TreeHouse Foods, Inc. (a)	74,000	2,639,580
		92,013,224
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,715,040
Personal Products - 0.8%
Avon Products, Inc.	350,000	11,886,000
Nu Skin Enterprises, Inc. Class A	852,800	15,802,384
		27,688,384
Tobacco - 0.4%
Altria Group, Inc.	130,300	2,320,643
Lorillard, Inc.	150,000	11,145,000
Reynolds American, Inc.	50,000	2,226,000
		15,691,643
TOTAL CONSUMER STAPLES		251,711,452
ENERGY - 12.2%
Energy Equipment & Services - 4.6%
BJ Services Co.	321,805	6,252,671
ENSCO International, Inc.	697,500	29,671,650
Helmerich & Payne, Inc.	398,500	15,752,705
Nabors Industries Ltd. (a)	955,900	19,978,310
Noble Corp.	1,040,000	39,478,400
Patterson-UTI Energy, Inc.	873,800	13,194,380
Pride International, Inc. (a)	130,000	3,957,200
Rowan Companies, Inc.	200,000	4,614,000
Schlumberger Ltd.	40,000	2,384,000
Tidewater, Inc.	319,300	15,035,837
Transocean Ltd. (a)	130,000	11,118,900
Weatherford International Ltd. (a)	379,600	7,869,108
		169,307,161
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	120,000	7,527,600
Apache Corp.	208,800	19,174,104
Chesapeake Energy Corp.	950,000	26,980,000
Chevron Corp.	605,400	42,638,322
Cimarex Energy Co.	62,455	2,705,551
ConocoPhillips	111,600	5,039,856
Devon Energy Corp.	50,000	3,366,500
EnCana Corp.	200,000	11,583,372
Enterprise Products Partners LP	200,000	5,664,000
EXCO Resources, Inc. (a)	81,800	1,528,842
Exxon Mobil Corp.	253,333	17,381,177
Frontier Oil Corp.	247,000	3,438,240
James River Coal Co. (a)	250,000	4,777,500
Marathon Oil Corp.	1,170,000	37,323,000
Massey Energy Co.	200,000	5,578,000
Occidental Petroleum Corp.	392,900	30,803,360
OPTI Canada, Inc. (a)(b)	3,000,000	6,025,222

	Shares	Value
Petrohawk Energy Corp. (a)	150,000	$ 3,631,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,456,228
sponsored ADR	25,000	1,147,500
Range Resources Corp.	100,000	4,936,000
Southern Union Co.	511,800	10,640,322
Southwestern Energy Co. (a)	350,000	14,938,000
Suncor Energy, Inc.	102,400	3,577,543
Sunoco, Inc.	30,000	853,500
XTO Energy, Inc.	50,000	2,066,000
		278,781,239
TOTAL ENERGY		448,088,400
FINANCIALS - 19.5%
Capital Markets - 4.3%
AllianceBernstein Holding LP	75,000	2,046,000
Ameriprise Financial, Inc.	400,000	14,532,000
Bank of New York Mellon Corp.	150,000	4,348,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	1,657,158
Evercore Partners, Inc. Class A	80,800	2,360,976
Germany1 Acquisition Ltd. (a)	1,488,300	18,642,219
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	3,042,201
GLG Partners, Inc. (b)	7,309,262	29,456,326
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,334,464
Goldman Sachs Group, Inc.	20,300	3,742,305
Janus Capital Group, Inc.	589,077	8,353,112
Morgan Stanley	1,715,485	52,974,177
State Street Corp.	145,000	7,627,000
UBS AG:
(For. Reg.) (a)	209,710	3,844,829
(NY Shares) (a)	100,000	1,831,000
		155,792,267
Commercial Banks - 2.8%
BB&T Corp.	95,700	2,606,868
Fifth Third Bancorp	300,000	3,039,000
HDFC Bank Ltd.	84,785	2,931,552
Huntington Bancshares, Inc.	347,600	1,637,196
KeyCorp	890,000	5,785,000
PNC Financial Services Group, Inc.	317,400	15,422,466
Regions Financial Corp.	319,600	1,984,716
SVB Financial Group (a)	100,000	4,327,000
U.S. Bancorp, Delaware	287,000	6,273,820
Umpqua Holdings Corp.	200,000	2,120,000
Wells Fargo & Co.	1,999,550	56,347,319
		102,474,937
Consumer Finance - 0.4%
American Express Co.	200,000	6,780,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	200,000	$ 7,146,000
ORIX Corp.	23,440	1,423,841
		15,349,841
Diversified Financial Services - 5.7%
Bank of America Corp.	3,445,800	58,302,936
JPMorgan Chase & Co.	2,000,900	87,679,438
Pearl Group Ltd. (a)(b)	3,448,947	47,187,992
Pearl Group Ltd. warrants 3/17/13 (a)	2,062,500	2,716,251
PICO Holdings, Inc. (a)	383,989	12,806,033
		208,692,650
Insurance - 4.0%
ACE Ltd.	202,000	10,798,920
American International Group, Inc. (b)	60,000	2,646,600
Aspen Insurance Holdings Ltd.	514,300	13,613,521
Axis Capital Holdings Ltd.	307,500	9,280,350
Berkshire Hathaway, Inc. Class A (a)	76	7,676,000
Genworth Financial, Inc. Class A	1,000,000	11,950,000
Lincoln National Corp.	433,400	11,229,394
Loews Corp.	492,700	16,874,975
Max Capital Group Ltd.	231,736	4,952,198
MetLife, Inc.	222,325	8,463,913
Platinum Underwriters Holdings Ltd.	288,167	10,327,905
Protective Life Corp.	146,200	3,131,604
The Chubb Corp.	47,400	2,389,434
The Travelers Companies, Inc.	662,000	32,590,260
Unum Group	73,300	1,571,552
		147,496,626
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	2,245,536
CBL & Associates Properties, Inc. (b)	1,344,258	13,039,303
Rayonier, Inc.	149,340	6,109,499
Sunstone Hotel Investors, Inc.	245,000	1,739,500
		23,133,838
Real Estate Management & Development - 1.7%
BR Malls Participacoes SA (a)	957,900	11,314,589
Brookfield Properties Corp.	883,900	9,952,714
CB Richard Ellis Group, Inc. Class A (a)	546,500	6,415,910
Hang Lung Properties Ltd.	3,520,000	12,967,226
Housing Development and Infrastructure Ltd. (a)	598,702	4,041,097
Iguatemi Empresa de Shopping Centers SA	50,000	784,823
Indiabulls Real Estate Ltd.	1,000,000	5,693,935
Jones Lang LaSalle, Inc.	240,300	11,383,011
		62,553,305
TOTAL FINANCIALS		715,493,464

	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	100,000	$ 6,023,000
Genzyme Corp. (a)	35,000	1,985,550
Gilead Sciences, Inc. (a)	300,000	13,974,000
ImmunoGen, Inc. (a)	99,600	807,756
Micromet, Inc. (a)(b)	322,892	2,150,461
		24,940,767
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	151,500	10,444,410
Boston Scientific Corp. (a)	500,000	5,295,000
C. R. Bard, Inc.	100,000	7,861,000
Cooper Companies, Inc.	350,000	10,405,500
Covidien PLC	677,500	29,308,650
Hospira, Inc. (a)	140,000	6,244,000
		69,558,560
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	4,476,000
Brookdale Senior Living, Inc.	545,700	9,893,541
Express Scripts, Inc. (a)	337,036	26,147,253
Futuremed Healthcare Income Fund	505,520	3,858,102
Hanger Orthopedic Group, Inc. (a)(c)	1,815,064	25,174,938
Henry Schein, Inc. (a)	50,000	2,745,500
Humana, Inc. (a)	50,000	1,865,000
Lincare Holdings, Inc. (a)	100,000	3,125,000
McKesson Corp.	105,000	6,252,750
Medco Health Solutions, Inc. (a)	431,400	23,860,734
Sinopharm Group Co. Ltd. Class H	38,000	96,299
WellPoint, Inc. (a)	70,000	3,315,200
		110,810,317
Health Care Technology - 0.3%
Cerner Corp. (a)	162,000	12,117,600
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	931,000
Pharmaceuticals - 3.0%
Allergan, Inc.	375,000	21,285,000
AstraZeneca PLC sponsored ADR (b)	250,000	11,237,500
King Pharmaceuticals, Inc. (a)	691,138	7,443,556
Mylan, Inc. (a)	200,000	3,202,000
Perrigo Co. (b)	160,000	5,438,400
Sanofi-Aventis sponsored ADR	300,000	11,085,000
Schering-Plough Corp.	185,000	5,226,250
Shire PLC sponsored ADR	100,000	5,229,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	664,821	33,613,350
Watson Pharmaceuticals, Inc. (a)	100,000	3,664,000
		107,424,056
TOTAL HEALTH CARE		325,782,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	$ 4,642,690
Goodrich Corp.	100,000	5,434,000
Honeywell International, Inc.	573,867	21,319,159
Precision Castparts Corp.	7,000	713,090
Raytheon Co.	41,937	2,011,718
United Technologies Corp.	370,000	22,544,100
		56,664,757
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	100,000	1,633,000
Pacer International, Inc.	500,000	1,930,000
United Parcel Service, Inc. Class B	77,100	4,353,837
		7,916,837
Commercial Services & Supplies - 0.3%
United Stationers, Inc. (a)	230,000	10,950,300
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,682,822
Electrical Equipment - 0.3%
Regal-Beloit Corp.	262,667	12,006,509
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	310,000	10,512,100
Textron, Inc.	259,000	4,915,820
		15,427,920
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	383,413	2,496,019
Navistar International Corp. (a)	56,000	2,095,520
Oshkosh Co.	348,700	10,785,291
		15,376,830
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	7,062,913
Professional Services - 0.1%
Manpower, Inc.	80,000	4,536,800
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	1,250,000	16,700,000
CSX Corp.	250,000	10,465,000
Norfolk Southern Corp.	534,200	23,029,362
Ryder System, Inc.	100,000	3,906,000
Union Pacific Corp.	230,000	13,420,500
		67,520,862
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	11,665,400
Interline Brands, Inc. (a)	335,008	5,644,885
		17,310,285
TOTAL INDUSTRIALS		218,456,835
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	3,223,300	75,876,482
Harris Corp.	350,000	13,160,000

	Shares	Value
Juniper Networks, Inc. (a)	409,500	$ 11,064,690
Palm, Inc. (a)	50,000	871,500
Tellabs, Inc. (a)	950,000	6,574,000
		107,546,672
Computers & Peripherals - 6.5%
Apple, Inc. (a)	514,000	95,280,181
Dell, Inc. (a)	1,575,400	24,040,604
EMC Corp. (a)	300,000	5,112,000
Hewlett-Packard Co.	1,290,500	60,924,505
International Business Machines Corp.	126,400	15,118,704
NCR Corp. (a)	436,560	6,033,259
Seagate Technology	600,000	9,126,000
Western Digital Corp. (a)	605,000	22,100,650
		237,735,903
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,432,508
Corning, Inc.	300,000	4,593,000
FLIR Systems, Inc. (a)	320,000	8,950,400
SYNNEX Corp. (a)	162,900	4,965,192
		26,941,100
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	62,800	24,557,940
Google, Inc. Class A (a)	26,600	13,189,610
NetEase.com, Inc. sponsored ADR (a)(b)	590,000	26,951,200
Open Text Corp. (a)	450,000	16,860,813
Sina Corp. (a)	300,000	11,388,000
Sohu.com, Inc. (a)(b)	210,500	14,478,190
Tencent Holdings Ltd.	830,000	13,504,903
		120,930,656
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	235,556	12,760,069
Alliance Data Systems Corp. (a)(b)	295,750	18,064,410
Computer Sciences Corp. (a)	196,200	10,341,702
Fidelity National Information Services, Inc.	500,000	12,755,000
Hewitt Associates, Inc. Class A (a)	460,000	16,757,800
Syntel, Inc.	39,212	1,871,589
		72,550,570
Semiconductors & Semiconductor Equipment - 1.8%
Aixtron AG	22,500	613,050
Applied Materials, Inc.	632,503	8,475,540
ASML Holding NV (NY Shares)	461,500	13,646,555
Avago Technologies Ltd.	46,500	793,755
Cypress Semiconductor Corp. (a)	272,000	2,809,760
Intel Corp.	1,200,000	23,484,000
KLA-Tencor Corp.	100,000	3,586,000
MEMC Electronic Materials, Inc. (a)	295,800	4,919,154
Ultratech, Inc. (a)	533,241	7,054,778
		65,382,592
Software - 2.1%
BMC Software, Inc. (a)	445,000	16,700,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Changyou.com Ltd. (A Shares) ADR	6,100	$ 216,672
Citrix Systems, Inc. (a)	350,000	13,730,500
McAfee, Inc. (a)	60,000	2,627,400
Microsoft Corp.	522,000	13,514,580
Oracle Corp.	662,400	13,804,416
Shanda Games Ltd. sponsored ADR	15,000	175,500
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,556,800
Solera Holdings, Inc.	120,000	3,733,200
Sybase, Inc. (a)	224,200	8,721,380
		77,781,298
TOTAL INFORMATION TECHNOLOGY		708,868,791
MATERIALS - 10.2%
Chemicals - 2.3%
Cabot Corp.	300,000	6,933,000
Celanese Corp. Class A	150,998	3,774,950
Dow Chemical Co.	920,000	23,984,400
Neo Material Technologies, Inc. (a)	3,330,600	11,916,112
Potash Corp. of Saskatchewan, Inc.	30,000	2,721,719
Terra Industries, Inc.	300,000	10,401,000
The Mosaic Co.	510,693	24,549,013
		84,280,194
Construction Materials - 0.2%
Eagle Materials, Inc.	220,000	6,287,600
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	170,000	6,273,000
Rock-Tenn Co. Class A	50,000	2,355,500
		8,628,500
Metals & Mining - 7.3%
Agnico-Eagle Mines Ltd. (Canada)	667,200	45,130,268
Alcoa, Inc.	470,000	6,166,400
AngloGold Ashanti Ltd. sponsored ADR	343,800	14,013,288
ArcelorMittal SA (NY Shares) Class A (b)	590,000	21,912,600
Barrick Gold Corp.	787,000	29,803,811
BHP Billiton PLC	600,000	16,380,403
Carpenter Technology Corp.	418,200	9,781,698
Freeport-McMoRan Copper & Gold, Inc.	370,000	25,385,700
Kinross Gold Corp.	144,800	3,155,707
Newcrest Mining Ltd.	747,050	21,023,616
Newmont Mining Corp.	533,400	23,480,268
Nucor Corp.	76,500	3,596,265
Sherritt International Corp. (b)	1,600,000	11,448,856
Silver Standard Resources, Inc. (a)	539,900	11,532,264
Tata Steel Ltd.	2,370,000	25,293,736
		268,104,880

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	$ 4,593,125
TOTAL MATERIALS		371,894,299
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
Global Crossing Ltd. (a)	106,861	1,528,112
Iliad Group SA	203,175	22,892,560
Qwest Communications International, Inc.	2,203,000	8,393,430
		32,814,102
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	650,000	10,571,533
Sprint Nextel Corp. (a)	1,587,000	6,268,650
Vodafone Group PLC sponsored ADR	127,300	2,864,250
		19,704,433
TOTAL TELECOMMUNICATION SERVICES		52,518,535
UTILITIES - 1.3%
Electric Utilities - 0.2%
Entergy Corp.	75,000	5,989,500
Exelon Corp.	36,000	1,786,320
		7,775,820
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	8,151,000
Calpine Corp. (a)	100,000	1,152,000
		9,303,000
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	4,280,255
Public Service Enterprise Group, Inc.	559,400	17,587,536
Sempra Energy	155,000	7,720,550
		29,588,341
TOTAL UTILITIES		46,667,161
TOTAL COMMON STOCKS (Cost $3,273,116,315)		3,631,097,540
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc. 8.125% 2/1/13	$ 5,200,000	4,771,000
FINANCIALS - 0.3%
Capital Markets - 0.3%
GLG Partners, Inc. 5% 5/15/14 (d)	9,710,000	11,902,518
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. 16% 6/1/16 (d)	$ 4,287,000	$ 3,735,692
TOTAL CONVERTIBLE BONDS (Cost $15,947,864)		20,409,210
Money Market Funds - 2.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.19% (f) (Cost $100,989,476)	100,989,476	100,989,476
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,390,053,655)		3,752,496,226
NET OTHER ASSETS - (2.5)%		(91,443,252)
NET ASSETS - 100%		$ 3,661,052,974
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,778,799 or 0.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,550
Fidelity Securities Lending Cash Central Fund	1,404,674
Total	$ 1,490,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 362,990	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,912,394	11,396,515	-	25,174,938
Liberty International Acquisition Co.	51,455,066	45,835,568	48,288,128	-	-
Total	$ 94,696,281	$ 52,253,018	$ 59,684,643	$ 362,990	$ 25,174,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,616,303	$ 491,267,210	$ 349,093	$ -
Consumer Staples	251,711,452	250,728,759	982,693	-
Energy	448,088,400	448,088,400	-	-
Financials	715,493,464	710,224,794	5,268,670	-
Health Care	325,782,300	325,782,300	-	-
Industrials	218,456,835	218,456,835	-	-
Information Technology	708,868,791	708,868,791	-	-
Materials	371,894,299	371,894,299	-	-
Telecommunication Services	52,518,535	41,947,002	10,571,533	-
Utilities	46,667,161	46,667,161	-	-
Corporate Bonds	20,409,210	-	20,409,210	-
Money Market Funds	100,989,476	100,989,476	-	-
Total Investments in Securities	$ 3,752,496,226	$ 3,714,915,027	$ 37,581,199	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.4%
Cayman Islands	3.3%
China	2.4%
Switzerland	2.1%
Bermuda	1.8%
United Kingdom	1.6%
Belgium	1.1%
India	1.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $97,461,116) - See accompanying schedule: Unaffiliated issuers (cost $3,262,335,443)	$ 3,626,331,812
Fidelity Central Funds (cost $100,989,476)	100,989,476
Other affiliated issuers (cost $26,728,736)	25,174,938
Total Investments (cost $3,390,053,655)		$ 3,752,496,226
Receivable for investments sold		39,531,126
Receivable for fund shares sold		66,540
Dividends receivable		1,818,983
Interest receivable		566,801
Distributions receivable from Fidelity Central Funds		70,602
Prepaid expenses		23,972
Other receivables		296,604
Total assets		3,794,870,854

Liabilities
Payable to custodian bank	$ 20,721
Payable for investments purchased Regular delivery	17,334,910
Delayed delivery	1,345,241
Payable for fund shares redeemed	1,464,719
Accrued management fee	1,693,896
Distribution fees payable	79,809
Notes payable to Affilates	8,902,000
Other affiliated payables	199,327
Other payables and accrued expenses	1,787,781
Collateral on securities loaned, at value	100,989,476
Total liabilities		133,817,880

Net Assets		$ 3,661,052,974
Net Assets consist of:
Paid in capital		$ 4,708,789,694
Undistributed net investment income		25,319,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,433,852,765)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,796,882
Net Assets		$ 3,661,052,974

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($3,278,390,495 ÷ 380,783,094 shares)	$ 8.61

Class A: Net Asset Value and redemption price per share ($380,174,904 ÷ 45,309,604 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($978,289 ÷ 117,978 shares)	$ 8.29

Maximum offering price per share (100/96.50 of $8.29)	$ 8.59
Class B: Net Asset Value and offering price per share ($384,309 ÷ 46,676 shares)A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,042,040 ÷ 126,982 shares)A	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,937 ÷ 9,653 shares)	$ 8.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends (including $362,990 earned from other affiliated issuers)		$ 57,878,091
Interest		582,487
Income from Fidelity Central Funds		1,490,224
Total income		59,950,802

Expenses
Management fee	$ 17,472,929
Transfer agent fees	636,426
Distribution fees	773,919
Accounting and security lending fees	991,643
Custodian fees and expenses	134,867
Independent trustees' compensation	23,212
Depreciation in deferred trustee compensation account	(1,241)
Registration fees	70,136
Audit	81,816
Legal	27,672
Interest	11,025
Miscellaneous	105,338
Total expenses before reductions	20,327,742
Expense reductions	(344,882)	19,982,860
Net investment income (loss)		39,967,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,299,991,147)
Other affiliated issuers	(9,813,087)
Foreign currency transactions	19,462
Futures contracts	(355,666)
Total net realized gain (loss)		(1,310,140,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,635,812)	879,826,799
Assets and liabilities in foreign currencies	52,001
Total change in net unrealized appreciation (depreciation)		879,878,800
Net gain (loss)		(430,261,638)
Net increase (decrease) in net assets resulting from operations		$ (390,293,696)

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,967,942	$ 32,048,513
Net realized gain (loss)	(1,310,140,438)	65,594,756
Change in net unrealized appreciation (depreciation)	879,878,800	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(390,293,696)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,511)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,165)	(762,330,303)
Total distributions	(39,821,676)	(805,386,071)
Share transactions - net increase (decrease)	(76,939,898)	376,675,699
Total increase (decrease) in net assets	(507,055,270)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $25,319,163 and undistributed net investment income of $24,215,950, respectively)	$ 3,661,052,974	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.09	.08	.12	.14	.19 F
Net realized and unrealized gain (loss)	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.10) I	(2.02) H	(.91)	(.32)	(.17)
Net asset value, end of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return A, B	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	1.33%	.64%	.90%	1.13%	1.68% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate E	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

I Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.06	.03	.07	.08	.13 G
Net realized and unrealized gain (loss)	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.06) J	(1.97) I	(.86)	(.26)	(.10)
Net asset value, end of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return A, B, C	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	.92%	.25%	.51%	.68%	1.14% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

K Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	-% H	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- J	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 562,641,873
Unrealized depreciation	(253,418,806)
Net unrealized appreciation (depreciation)	$ 309,223,067

Undistributed ordinary income	$ 26,576,854

Capital loss carryforward	$ (652,766,370)

Cost for federal income tax purposes	$ 3,443,273,159

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 39,821,676	$ 333,675,118
Long-term Capital Gains	-	471,710,953
Total	$ 39,821,676	$ 805,386,071

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (355,666)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (355,666)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(355,666) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,864,805,900 and $4,921,016,790, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 758,483	$ 5,468
Class T	.25%	.25%	4,256	2
Class B	.75%	.25%	3,124	2,345
Class C	.75%	.25%	8,056	1,848
			$ 773,919	$ 9,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 124,633	-*
Class A	502,985.17
Class T	3,143.37
Class B	1,046.33
Class C	2,608.32
Institutional Class	2,011.20
	$ 636,426

* Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $153,511 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,476,647.49%		$ 10,429

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,404,674.

Annual Report

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,140,800. The weighted average interest rate was .60%. The interest expense amounted to $596 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $344,882 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 34,977,828	$ 40,933,328
Class A	2,211,312	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,511	$ 43,055,768
From net realized gain
Class O	$ 2,360,189	$ 696,957,954
Class A	250,450	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,165	$ 762,330,303

Annual Report

Notes to Financial Statements - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	22,448,512	16,057,568	$ 158,446,482	$ 193,845,310
Reinvestment of distributions	5,071,181	58,139,167	34,282,205	713,948,956
Shares redeemed	(42,079,870)	(51,302,412)	(300,445,967)	(617,418,741)
Net increase (decrease)	(14,560,177)	22,894,323	$ (107,717,280)	$ 290,375,525
Class A
Shares sold	8,258,131	5,411,532	$ 56,859,926	$ 63,707,961
Reinvestment of distributions	339,292	5,544,964	2,242,770	66,539,525
Shares redeemed	(3,959,271)	(3,862,439)	(27,548,432)	(44,869,515)
Net increase (decrease)	4,638,152	7,094,057	$ 31,554,264	$ 85,377,971
Class T
Shares sold	68,566	57,049	$ 478,855	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(61,121)	(35,694)	(411,093)	(394,165)
Net increase (decrease)	8,068	33,474	$ 71,852	$ 380,190
Class B
Shares sold	23,061	23,902	$ 153,649	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(20,044)	(19,562)	(138,646)	(209,450)
Net increase (decrease)	3,017	9,989	$ 15,003	$ 123,970
Class C
Shares sold	135,123	41,282	$ 875,951	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(65,549)	(22,503)	(438,818)	(241,130)
Net increase (decrease)	69,975	23,911	$ 439,745	$ 277,403
Institutional Class
Shares sold	38,032	17,393	$ 258,986	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(210,626)	(33,224)	(1,576,378)	(386,380)
Net increase (decrease)	(170,533)	11,200	$ (1,303,482)	$ 140,640

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class O designates 97% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Advisor Capital Development Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Capital Development Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIO-UANN-1109
1.837884.103

Fidelity® Advisor

Capital Development Fund -

Class A, Class T, Class B and Class C

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-14.40%	-1.05%	-1.24%
Class T (incl. 3.50% sales charge) A	-12.81%	-0.93%	-1.18%
Class B (incl. contingent deferred sales charge) B	-14.55%	-0.96%	-1.04%
Class C (incl. contingent deferred sales charge) C	-10.90%	-0.60%	-1.01%

A Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in in Fidelity® Advisor Capital Development Fund - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class A, Class T, Class B and Class C shares returned -9.18%, -9.65%, -10.05% and -10.00%, respectively (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Institutional Class shares returned -8.99%, versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.61%
Actual		$ 1,000.00	$ 1,371.00	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09
Class A	.97%
Actual		$ 1,000.00	$ 1,368.70	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91
Class T	1.50%
Actual		$ 1,000.00	$ 1,365.70	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.59
Class B	1.95%
Actual		$ 1,000.00	$ 1,362.60	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.94%
Actual		$ 1,000.00	$ 1,363.80	$ 11.50
Hypothetical A		$ 1,000.00	$ 1,015.34	$ 9.80
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,370.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
JPMorgan Chase & Co.	2.4	1.1
Cisco Systems, Inc.	2.1	2.0
Hewlett-Packard Co.	1.7	1.5
Bank of America Corp.	1.6	0.0
Wells Fargo & Co.	1.5	0.7
Morgan Stanley	1.5	0.4
Pearl Group Ltd.	1.3	0.0
Agnico-Eagle Mines Ltd. (Canada)	1.2	0.6
Wal-Mart Stores, Inc.	1.2	2.0
	17.1
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	19.4	17.7
Consumer Discretionary	13.4	13.5
Energy	12.3	11.8
Materials	10.3	5.4
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 99.9%
	Convertible Securities 0.5%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	25.1%	** Foreign investments	16.4%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Johnson Controls, Inc.	300,000	$ 7,668,000
TRW Automotive Holdings Corp. (a)	380,200	6,368,350
		14,036,350
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,300,000
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(b)	85,000	6,838,250
Regis Corp.	588,000	9,114,000
Steiner Leisure Ltd. (a)	100,000	3,576,000
		19,528,250
Hotels, Restaurants & Leisure - 2.0%
Bob Evans Farms, Inc.	132,200	3,841,732
CEC Entertainment, Inc. (a)	400,000	10,344,000
Ctrip.com International Ltd. sponsored ADR (a)	327,908	19,277,711
Darden Restaurants, Inc.	185,000	6,314,050
P.F. Chang's China Bistro, Inc. (a)(b)	255,000	8,662,350
Penn National Gaming, Inc. (a)	100,000	2,766,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	6,606,000
Wyndham Worldwide Corp.	975,000	15,912,000
Wynn Macau Ltd. (e)	268,400	349,093
Yum! Brands, Inc.	40,000	1,350,400
		75,423,336
Household Durables - 0.6%
Desarrolladora Homex SAB de CV sponsored ADR (a)(b)	270,000	10,200,600
Jarden Corp.	100,000	2,807,000
Meritage Homes Corp. (a)	259,731	5,272,539
Pulte Homes, Inc.	180,500	1,983,695
Whirlpool Corp.	50,000	3,498,000
		23,761,834
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	14,004,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	9,951,150
Media - 0.4%
McGraw-Hill Companies, Inc.	50,500	1,269,570
The Walt Disney Co.	380,000	10,434,800
Virgin Media, Inc.	289,500	4,029,840
		15,734,210
Multiline Retail - 0.5%
Kohl's Corp. (a)	308,800	17,617,040
Specialty Retail - 3.9%
Aeropostale, Inc. (a)	200,000	8,694,000
American Eagle Outfitters, Inc.	310,000	5,226,600
AutoNation, Inc. (a)(b)	200,000	3,616,000
AutoZone, Inc. (a)	71,400	10,440,108

	Shares	Value
Belle International Holdings Ltd.	14,800,000	$ 15,201,032
Best Buy Co., Inc.	280,200	10,513,104
Big 5 Sporting Goods Corp.	65,957	995,951
Gymboree Corp. (a)	250,000	12,095,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,903,770
Jos. A. Bank Clothiers, Inc. (a)	196,000	8,774,920
Ross Stores, Inc.	789,485	37,713,698
TJX Companies, Inc.	730,700	27,145,505
Xinyu Hengdeli Holdings Ltd.	174,000	48,046
		142,367,734
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	3,614,600
China Dongxiang Group Co. Ltd.	8,335,000	5,560,252
Gildan Activewear, Inc. (a)	207,700	4,105,495
Iconix Brand Group, Inc. (a)	1,487,300	18,546,631
Li Ning Co. Ltd. (b)	2,950,000	9,078,387
Phillips-Van Heusen Corp.	416,900	17,839,151
Polo Ralph Lauren Corp. Class A	270,000	20,687,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	20,825,100
Steven Madden Ltd. (a)	410,000	15,092,100
VF Corp.	188,253	13,635,165
Warnaco Group, Inc. (a)	636,300	27,908,118
		156,892,399
TOTAL CONSUMER DISCRETIONARY		491,616,303
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	832,600	38,018,411
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	702
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,438,250
Dr Pepper Snapple Group, Inc. (a)	300,000	8,625,000
		58,082,363
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	58,400	3,297,264
Kroger Co.	353,100	7,287,984
Wal-Mart Stores, Inc.	895,000	43,935,550
		54,520,798
Food Products - 2.5%
Alliance Grain Traders, Inc.	25,000	457,029
Alliance Grain Traders, Inc. (d)	500,000	9,140,589
Ausnutria Dairy Hunan Co. Ltd. Class H (e)	1,904,000	982,693
Bunge Ltd.	422,000	26,421,420
Chiquita Brands International, Inc. (a)	100,238	1,619,846
ConAgra Foods, Inc.	150,000	3,252,000
Dean Foods Co. (a)	100,000	1,779,000
Fresh Del Monte Produce, Inc. (a)	634,545	14,347,062
Green Mountain Coffee Roasters, Inc. (a)(b)	154,000	11,371,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	342,101	$ 20,002,645
TreeHouse Foods, Inc. (a)	74,000	2,639,580
		92,013,224
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,715,040
Personal Products - 0.8%
Avon Products, Inc.	350,000	11,886,000
Nu Skin Enterprises, Inc. Class A	852,800	15,802,384
		27,688,384
Tobacco - 0.4%
Altria Group, Inc.	130,300	2,320,643
Lorillard, Inc.	150,000	11,145,000
Reynolds American, Inc.	50,000	2,226,000
		15,691,643
TOTAL CONSUMER STAPLES		251,711,452
ENERGY - 12.2%
Energy Equipment & Services - 4.6%
BJ Services Co.	321,805	6,252,671
ENSCO International, Inc.	697,500	29,671,650
Helmerich & Payne, Inc.	398,500	15,752,705
Nabors Industries Ltd. (a)	955,900	19,978,310
Noble Corp.	1,040,000	39,478,400
Patterson-UTI Energy, Inc.	873,800	13,194,380
Pride International, Inc. (a)	130,000	3,957,200
Rowan Companies, Inc.	200,000	4,614,000
Schlumberger Ltd.	40,000	2,384,000
Tidewater, Inc.	319,300	15,035,837
Transocean Ltd. (a)	130,000	11,118,900
Weatherford International Ltd. (a)	379,600	7,869,108
		169,307,161
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	120,000	7,527,600
Apache Corp.	208,800	19,174,104
Chesapeake Energy Corp.	950,000	26,980,000
Chevron Corp.	605,400	42,638,322
Cimarex Energy Co.	62,455	2,705,551
ConocoPhillips	111,600	5,039,856
Devon Energy Corp.	50,000	3,366,500
EnCana Corp.	200,000	11,583,372
Enterprise Products Partners LP	200,000	5,664,000
EXCO Resources, Inc. (a)	81,800	1,528,842
Exxon Mobil Corp.	253,333	17,381,177
Frontier Oil Corp.	247,000	3,438,240
James River Coal Co. (a)	250,000	4,777,500
Marathon Oil Corp.	1,170,000	37,323,000
Massey Energy Co.	200,000	5,578,000
Occidental Petroleum Corp.	392,900	30,803,360
OPTI Canada, Inc. (a)(b)	3,000,000	6,025,222

	Shares	Value
Petrohawk Energy Corp. (a)	150,000	$ 3,631,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,456,228
sponsored ADR	25,000	1,147,500
Range Resources Corp.	100,000	4,936,000
Southern Union Co.	511,800	10,640,322
Southwestern Energy Co. (a)	350,000	14,938,000
Suncor Energy, Inc.	102,400	3,577,543
Sunoco, Inc.	30,000	853,500
XTO Energy, Inc.	50,000	2,066,000
		278,781,239
TOTAL ENERGY		448,088,400
FINANCIALS - 19.5%
Capital Markets - 4.3%
AllianceBernstein Holding LP	75,000	2,046,000
Ameriprise Financial, Inc.	400,000	14,532,000
Bank of New York Mellon Corp.	150,000	4,348,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	1,657,158
Evercore Partners, Inc. Class A	80,800	2,360,976
Germany1 Acquisition Ltd. (a)	1,488,300	18,642,219
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	3,042,201
GLG Partners, Inc. (b)	7,309,262	29,456,326
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,334,464
Goldman Sachs Group, Inc.	20,300	3,742,305
Janus Capital Group, Inc.	589,077	8,353,112
Morgan Stanley	1,715,485	52,974,177
State Street Corp.	145,000	7,627,000
UBS AG:
(For. Reg.) (a)	209,710	3,844,829
(NY Shares) (a)	100,000	1,831,000
		155,792,267
Commercial Banks - 2.8%
BB&T Corp.	95,700	2,606,868
Fifth Third Bancorp	300,000	3,039,000
HDFC Bank Ltd.	84,785	2,931,552
Huntington Bancshares, Inc.	347,600	1,637,196
KeyCorp	890,000	5,785,000
PNC Financial Services Group, Inc.	317,400	15,422,466
Regions Financial Corp.	319,600	1,984,716
SVB Financial Group (a)	100,000	4,327,000
U.S. Bancorp, Delaware	287,000	6,273,820
Umpqua Holdings Corp.	200,000	2,120,000
Wells Fargo & Co.	1,999,550	56,347,319
		102,474,937
Consumer Finance - 0.4%
American Express Co.	200,000	6,780,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	200,000	$ 7,146,000
ORIX Corp.	23,440	1,423,841
		15,349,841
Diversified Financial Services - 5.7%
Bank of America Corp.	3,445,800	58,302,936
JPMorgan Chase & Co.	2,000,900	87,679,438
Pearl Group Ltd. (a)(b)	3,448,947	47,187,992
Pearl Group Ltd. warrants 3/17/13 (a)	2,062,500	2,716,251
PICO Holdings, Inc. (a)	383,989	12,806,033
		208,692,650
Insurance - 4.0%
ACE Ltd.	202,000	10,798,920
American International Group, Inc. (b)	60,000	2,646,600
Aspen Insurance Holdings Ltd.	514,300	13,613,521
Axis Capital Holdings Ltd.	307,500	9,280,350
Berkshire Hathaway, Inc. Class A (a)	76	7,676,000
Genworth Financial, Inc. Class A	1,000,000	11,950,000
Lincoln National Corp.	433,400	11,229,394
Loews Corp.	492,700	16,874,975
Max Capital Group Ltd.	231,736	4,952,198
MetLife, Inc.	222,325	8,463,913
Platinum Underwriters Holdings Ltd.	288,167	10,327,905
Protective Life Corp.	146,200	3,131,604
The Chubb Corp.	47,400	2,389,434
The Travelers Companies, Inc.	662,000	32,590,260
Unum Group	73,300	1,571,552
		147,496,626
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	2,245,536
CBL & Associates Properties, Inc. (b)	1,344,258	13,039,303
Rayonier, Inc.	149,340	6,109,499
Sunstone Hotel Investors, Inc.	245,000	1,739,500
		23,133,838
Real Estate Management & Development - 1.7%
BR Malls Participacoes SA (a)	957,900	11,314,589
Brookfield Properties Corp.	883,900	9,952,714
CB Richard Ellis Group, Inc. Class A (a)	546,500	6,415,910
Hang Lung Properties Ltd.	3,520,000	12,967,226
Housing Development and Infrastructure Ltd. (a)	598,702	4,041,097
Iguatemi Empresa de Shopping Centers SA	50,000	784,823
Indiabulls Real Estate Ltd.	1,000,000	5,693,935
Jones Lang LaSalle, Inc.	240,300	11,383,011
		62,553,305
TOTAL FINANCIALS		715,493,464

	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	100,000	$ 6,023,000
Genzyme Corp. (a)	35,000	1,985,550
Gilead Sciences, Inc. (a)	300,000	13,974,000
ImmunoGen, Inc. (a)	99,600	807,756
Micromet, Inc. (a)(b)	322,892	2,150,461
		24,940,767
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	151,500	10,444,410
Boston Scientific Corp. (a)	500,000	5,295,000
C. R. Bard, Inc.	100,000	7,861,000
Cooper Companies, Inc.	350,000	10,405,500
Covidien PLC	677,500	29,308,650
Hospira, Inc. (a)	140,000	6,244,000
		69,558,560
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	4,476,000
Brookdale Senior Living, Inc.	545,700	9,893,541
Express Scripts, Inc. (a)	337,036	26,147,253
Futuremed Healthcare Income Fund	505,520	3,858,102
Hanger Orthopedic Group, Inc. (a)(c)	1,815,064	25,174,938
Henry Schein, Inc. (a)	50,000	2,745,500
Humana, Inc. (a)	50,000	1,865,000
Lincare Holdings, Inc. (a)	100,000	3,125,000
McKesson Corp.	105,000	6,252,750
Medco Health Solutions, Inc. (a)	431,400	23,860,734
Sinopharm Group Co. Ltd. Class H	38,000	96,299
WellPoint, Inc. (a)	70,000	3,315,200
		110,810,317
Health Care Technology - 0.3%
Cerner Corp. (a)	162,000	12,117,600
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	931,000
Pharmaceuticals - 3.0%
Allergan, Inc.	375,000	21,285,000
AstraZeneca PLC sponsored ADR (b)	250,000	11,237,500
King Pharmaceuticals, Inc. (a)	691,138	7,443,556
Mylan, Inc. (a)	200,000	3,202,000
Perrigo Co. (b)	160,000	5,438,400
Sanofi-Aventis sponsored ADR	300,000	11,085,000
Schering-Plough Corp.	185,000	5,226,250
Shire PLC sponsored ADR	100,000	5,229,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	664,821	33,613,350
Watson Pharmaceuticals, Inc. (a)	100,000	3,664,000
		107,424,056
TOTAL HEALTH CARE		325,782,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	$ 4,642,690
Goodrich Corp.	100,000	5,434,000
Honeywell International, Inc.	573,867	21,319,159
Precision Castparts Corp.	7,000	713,090
Raytheon Co.	41,937	2,011,718
United Technologies Corp.	370,000	22,544,100
		56,664,757
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	100,000	1,633,000
Pacer International, Inc.	500,000	1,930,000
United Parcel Service, Inc. Class B	77,100	4,353,837
		7,916,837
Commercial Services & Supplies - 0.3%
United Stationers, Inc. (a)	230,000	10,950,300
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,682,822
Electrical Equipment - 0.3%
Regal-Beloit Corp.	262,667	12,006,509
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	310,000	10,512,100
Textron, Inc.	259,000	4,915,820
		15,427,920
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	383,413	2,496,019
Navistar International Corp. (a)	56,000	2,095,520
Oshkosh Co.	348,700	10,785,291
		15,376,830
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	7,062,913
Professional Services - 0.1%
Manpower, Inc.	80,000	4,536,800
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	1,250,000	16,700,000
CSX Corp.	250,000	10,465,000
Norfolk Southern Corp.	534,200	23,029,362
Ryder System, Inc.	100,000	3,906,000
Union Pacific Corp.	230,000	13,420,500
		67,520,862
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	11,665,400
Interline Brands, Inc. (a)	335,008	5,644,885
		17,310,285
TOTAL INDUSTRIALS		218,456,835
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	3,223,300	75,876,482
Harris Corp.	350,000	13,160,000

	Shares	Value
Juniper Networks, Inc. (a)	409,500	$ 11,064,690
Palm, Inc. (a)	50,000	871,500
Tellabs, Inc. (a)	950,000	6,574,000
		107,546,672
Computers & Peripherals - 6.5%
Apple, Inc. (a)	514,000	95,280,181
Dell, Inc. (a)	1,575,400	24,040,604
EMC Corp. (a)	300,000	5,112,000
Hewlett-Packard Co.	1,290,500	60,924,505
International Business Machines Corp.	126,400	15,118,704
NCR Corp. (a)	436,560	6,033,259
Seagate Technology	600,000	9,126,000
Western Digital Corp. (a)	605,000	22,100,650
		237,735,903
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,432,508
Corning, Inc.	300,000	4,593,000
FLIR Systems, Inc. (a)	320,000	8,950,400
SYNNEX Corp. (a)	162,900	4,965,192
		26,941,100
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	62,800	24,557,940
Google, Inc. Class A (a)	26,600	13,189,610
NetEase.com, Inc. sponsored ADR (a)(b)	590,000	26,951,200
Open Text Corp. (a)	450,000	16,860,813
Sina Corp. (a)	300,000	11,388,000
Sohu.com, Inc. (a)(b)	210,500	14,478,190
Tencent Holdings Ltd.	830,000	13,504,903
		120,930,656
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	235,556	12,760,069
Alliance Data Systems Corp. (a)(b)	295,750	18,064,410
Computer Sciences Corp. (a)	196,200	10,341,702
Fidelity National Information Services, Inc.	500,000	12,755,000
Hewitt Associates, Inc. Class A (a)	460,000	16,757,800
Syntel, Inc.	39,212	1,871,589
		72,550,570
Semiconductors & Semiconductor Equipment - 1.8%
Aixtron AG	22,500	613,050
Applied Materials, Inc.	632,503	8,475,540
ASML Holding NV (NY Shares)	461,500	13,646,555
Avago Technologies Ltd.	46,500	793,755
Cypress Semiconductor Corp. (a)	272,000	2,809,760
Intel Corp.	1,200,000	23,484,000
KLA-Tencor Corp.	100,000	3,586,000
MEMC Electronic Materials, Inc. (a)	295,800	4,919,154
Ultratech, Inc. (a)	533,241	7,054,778
		65,382,592
Software - 2.1%
BMC Software, Inc. (a)	445,000	16,700,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Changyou.com Ltd. (A Shares) ADR	6,100	$ 216,672
Citrix Systems, Inc. (a)	350,000	13,730,500
McAfee, Inc. (a)	60,000	2,627,400
Microsoft Corp.	522,000	13,514,580
Oracle Corp.	662,400	13,804,416
Shanda Games Ltd. sponsored ADR	15,000	175,500
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,556,800
Solera Holdings, Inc.	120,000	3,733,200
Sybase, Inc. (a)	224,200	8,721,380
		77,781,298
TOTAL INFORMATION TECHNOLOGY		708,868,791
MATERIALS - 10.2%
Chemicals - 2.3%
Cabot Corp.	300,000	6,933,000
Celanese Corp. Class A	150,998	3,774,950
Dow Chemical Co.	920,000	23,984,400
Neo Material Technologies, Inc. (a)	3,330,600	11,916,112
Potash Corp. of Saskatchewan, Inc.	30,000	2,721,719
Terra Industries, Inc.	300,000	10,401,000
The Mosaic Co.	510,693	24,549,013
		84,280,194
Construction Materials - 0.2%
Eagle Materials, Inc.	220,000	6,287,600
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	170,000	6,273,000
Rock-Tenn Co. Class A	50,000	2,355,500
		8,628,500
Metals & Mining - 7.3%
Agnico-Eagle Mines Ltd. (Canada)	667,200	45,130,268
Alcoa, Inc.	470,000	6,166,400
AngloGold Ashanti Ltd. sponsored ADR	343,800	14,013,288
ArcelorMittal SA (NY Shares) Class A (b)	590,000	21,912,600
Barrick Gold Corp.	787,000	29,803,811
BHP Billiton PLC	600,000	16,380,403
Carpenter Technology Corp.	418,200	9,781,698
Freeport-McMoRan Copper & Gold, Inc.	370,000	25,385,700
Kinross Gold Corp.	144,800	3,155,707
Newcrest Mining Ltd.	747,050	21,023,616
Newmont Mining Corp.	533,400	23,480,268
Nucor Corp.	76,500	3,596,265
Sherritt International Corp. (b)	1,600,000	11,448,856
Silver Standard Resources, Inc. (a)	539,900	11,532,264
Tata Steel Ltd.	2,370,000	25,293,736
		268,104,880

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	$ 4,593,125
TOTAL MATERIALS		371,894,299
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
Global Crossing Ltd. (a)	106,861	1,528,112
Iliad Group SA	203,175	22,892,560
Qwest Communications International, Inc.	2,203,000	8,393,430
		32,814,102
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	650,000	10,571,533
Sprint Nextel Corp. (a)	1,587,000	6,268,650
Vodafone Group PLC sponsored ADR	127,300	2,864,250
		19,704,433
TOTAL TELECOMMUNICATION SERVICES		52,518,535
UTILITIES - 1.3%
Electric Utilities - 0.2%
Entergy Corp.	75,000	5,989,500
Exelon Corp.	36,000	1,786,320
		7,775,820
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	8,151,000
Calpine Corp. (a)	100,000	1,152,000
		9,303,000
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	4,280,255
Public Service Enterprise Group, Inc.	559,400	17,587,536
Sempra Energy	155,000	7,720,550
		29,588,341
TOTAL UTILITIES		46,667,161
TOTAL COMMON STOCKS (Cost $3,273,116,315)		3,631,097,540
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc. 8.125% 2/1/13	$ 5,200,000	4,771,000
FINANCIALS - 0.3%
Capital Markets - 0.3%
GLG Partners, Inc. 5% 5/15/14 (d)	9,710,000	11,902,518
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. 16% 6/1/16 (d)	$ 4,287,000	$ 3,735,692
TOTAL CONVERTIBLE BONDS (Cost $15,947,864)		20,409,210
Money Market Funds - 2.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.19% (f) (Cost $100,989,476)	100,989,476	100,989,476
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,390,053,655)		3,752,496,226
NET OTHER ASSETS - (2.5)%		(91,443,252)
NET ASSETS - 100%		$ 3,661,052,974
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,778,799 or 0.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,550
Fidelity Securities Lending Cash Central Fund	1,404,674
Total	$ 1,490,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 362,990	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,912,394	11,396,515	-	25,174,938
Liberty International Acquisition Co.	51,455,066	45,835,568	48,288,128	-	-
Total	$ 94,696,281	$ 52,253,018	$ 59,684,643	$ 362,990	$ 25,174,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,616,303	$ 491,267,210	$ 349,093	$ -
Consumer Staples	251,711,452	250,728,759	982,693	-
Energy	448,088,400	448,088,400	-	-
Financials	715,493,464	710,224,794	5,268,670	-
Health Care	325,782,300	325,782,300	-	-
Industrials	218,456,835	218,456,835	-	-
Information Technology	708,868,791	708,868,791	-	-
Materials	371,894,299	371,894,299	-	-
Telecommunication Services	52,518,535	41,947,002	10,571,533	-
Utilities	46,667,161	46,667,161	-	-
Corporate Bonds	20,409,210	-	20,409,210	-
Money Market Funds	100,989,476	100,989,476	-	-
Total Investments in Securities	$ 3,752,496,226	$ 3,714,915,027	$ 37,581,199	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.4%
Cayman Islands	3.3%
China	2.4%
Switzerland	2.1%
Bermuda	1.8%
United Kingdom	1.6%
Belgium	1.1%
India	1.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $97,461,116) - See accompanying schedule: Unaffiliated issuers (cost $3,262,335,443)	$ 3,626,331,812
Fidelity Central Funds (cost $100,989,476)	100,989,476
Other affiliated issuers (cost $26,728,736)	25,174,938
Total Investments (cost $3,390,053,655)		$ 3,752,496,226
Receivable for investments sold		39,531,126
Receivable for fund shares sold		66,540
Dividends receivable		1,818,983
Interest receivable		566,801
Distributions receivable from Fidelity Central Funds		70,602
Prepaid expenses		23,972
Other receivables		296,604
Total assets		3,794,870,854

Liabilities
Payable to custodian bank	$ 20,721
Payable for investments purchased Regular delivery	17,334,910
Delayed delivery	1,345,241
Payable for fund shares redeemed	1,464,719
Accrued management fee	1,693,896
Distribution fees payable	79,809
Notes payable to Affilates	8,902,000
Other affiliated payables	199,327
Other payables and accrued expenses	1,787,781
Collateral on securities loaned, at value	100,989,476
Total liabilities		133,817,880

Net Assets		$ 3,661,052,974
Net Assets consist of:
Paid in capital		$ 4,708,789,694
Undistributed net investment income		25,319,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,433,852,765)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,796,882
Net Assets		$ 3,661,052,974

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($3,278,390,495 ÷ 380,783,094 shares)	$ 8.61

Class A: Net Asset Value and redemption price per share ($380,174,904 ÷ 45,309,604 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($978,289 ÷ 117,978 shares)	$ 8.29

Maximum offering price per share (100/96.50 of $8.29)	$ 8.59
Class B: Net Asset Value and offering price per share ($384,309 ÷ 46,676 shares)A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,042,040 ÷ 126,982 shares)A	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,937 ÷ 9,653 shares)	$ 8.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends (including $362,990 earned from other affiliated issuers)		$ 57,878,091
Interest		582,487
Income from Fidelity Central Funds		1,490,224
Total income		59,950,802

Expenses
Management fee	$ 17,472,929
Transfer agent fees	636,426
Distribution fees	773,919
Accounting and security lending fees	991,643
Custodian fees and expenses	134,867
Independent trustees' compensation	23,212
Depreciation in deferred trustee compensation account	(1,241)
Registration fees	70,136
Audit	81,816
Legal	27,672
Interest	11,025
Miscellaneous	105,338
Total expenses before reductions	20,327,742
Expense reductions	(344,882)	19,982,860
Net investment income (loss)		39,967,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,299,991,147)
Other affiliated issuers	(9,813,087)
Foreign currency transactions	19,462
Futures contracts	(355,666)
Total net realized gain (loss)		(1,310,140,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,635,812)	879,826,799
Assets and liabilities in foreign currencies	52,001
Total change in net unrealized appreciation (depreciation)		879,878,800
Net gain (loss)		(430,261,638)
Net increase (decrease) in net assets resulting from operations		$ (390,293,696)

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,967,942	$ 32,048,513
Net realized gain (loss)	(1,310,140,438)	65,594,756
Change in net unrealized appreciation (depreciation)	879,878,800	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(390,293,696)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,511)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,165)	(762,330,303)
Total distributions	(39,821,676)	(805,386,071)
Share transactions - net increase (decrease)	(76,939,898)	376,675,699
Total increase (decrease) in net assets	(507,055,270)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $25,319,163 and undistributed net investment income of $24,215,950, respectively)	$ 3,661,052,974	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.09	.08	.12	.14	.19 F
Net realized and unrealized gain (loss)	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.10) I	(2.02) H	(.91)	(.32)	(.17)
Net asset value, end of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return A, B	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	1.33%	.64%	.90%	1.13%	1.68% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate E	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

I Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.06	.03	.07	.08	.13 G
Net realized and unrealized gain (loss)	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.06) J	(1.97) I	(.86)	(.26)	(.10)
Net asset value, end of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return A, B, C	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	.92%	.25%	.51%	.68%	1.14% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

K Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	-% H	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- J	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 562,641,873
Unrealized depreciation	(253,418,806)
Net unrealized appreciation (depreciation)	$ 309,223,067

Undistributed ordinary income	$ 26,576,854

Capital loss carryforward	$ (652,766,370)

Cost for federal income tax purposes	$ 3,443,273,159

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 39,821,676	$ 333,675,118
Long-term Capital Gains	-	471,710,953
Total	$ 39,821,676	$ 805,386,071

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (355,666)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (355,666)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(355,666) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,864,805,900 and $4,921,016,790, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 758,483	$ 5,468
Class T	.25%	.25%	4,256	2
Class B	.75%	.25%	3,124	2,345
Class C	.75%	.25%	8,056	1,848
			$ 773,919	$ 9,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 124,633	-*
Class A	502,985.17
Class T	3,143.37
Class B	1,046.33
Class C	2,608.32
Institutional Class	2,011.20
	$ 636,426

* Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $153,511 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,476,647.49%		$ 10,429

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,404,674.

Annual Report

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,140,800. The weighted average interest rate was .60%. The interest expense amounted to $596 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $344,882 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 34,977,828	$ 40,933,328
Class A	2,211,312	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,511	$ 43,055,768
From net realized gain
Class O	$ 2,360,189	$ 696,957,954
Class A	250,450	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,165	$ 762,330,303

Annual Report

Notes to Financial Statements - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	22,448,512	16,057,568	$ 158,446,482	$ 193,845,310
Reinvestment of distributions	5,071,181	58,139,167	34,282,205	713,948,956
Shares redeemed	(42,079,870)	(51,302,412)	(300,445,967)	(617,418,741)
Net increase (decrease)	(14,560,177)	22,894,323	$ (107,717,280)	$ 290,375,525
Class A
Shares sold	8,258,131	5,411,532	$ 56,859,926	$ 63,707,961
Reinvestment of distributions	339,292	5,544,964	2,242,770	66,539,525
Shares redeemed	(3,959,271)	(3,862,439)	(27,548,432)	(44,869,515)
Net increase (decrease)	4,638,152	7,094,057	$ 31,554,264	$ 85,377,971
Class T
Shares sold	68,566	57,049	$ 478,855	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(61,121)	(35,694)	(411,093)	(394,165)
Net increase (decrease)	8,068	33,474	$ 71,852	$ 380,190
Class B
Shares sold	23,061	23,902	$ 153,649	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(20,044)	(19,562)	(138,646)	(209,450)
Net increase (decrease)	3,017	9,989	$ 15,003	$ 123,970
Class C
Shares sold	135,123	41,282	$ 875,951	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(65,549)	(22,503)	(438,818)	(241,130)
Net increase (decrease)	69,975	23,911	$ 439,745	$ 277,403
Institutional Class
Shares sold	38,032	17,393	$ 258,986	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(210,626)	(33,224)	(1,576,378)	(386,380)
Net increase (decrease)	(170,533)	11,200	$ (1,303,482)	$ 140,640

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class A, Class T, Class B and Class C designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Advisor Capital Development Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Capital Development Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-UANN-1109
1.814755.104

Fidelity® Advisor

Capital Development Fund -

Institutional Class

Annual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-8.99%	0.45%	-0.06%

A The initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in in Fidelity® Advisor Capital Development Fund - Institutional Class on September 30, 1999. The chart shows how the value of an investment in the fund would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Class A, Class T, Class B and Class C shares returned -9.18%, -9.65%, -10.05% and -10.00%, respectively (excluding sales charges), versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Capital Development Fund: During the past year, the fund's Institutional Class shares returned -8.99%, versus -6.91% for the S&P 500®. Stock selection in consumer discretionary, industrials and energy hurt. Jones Apparel Group, a retailer of clothing, footwear and accessories, detracted due to sluggish consumer spending and a debt-laden balance sheet. Other detractors included railroad Norfolk Southern, drilling rig provider National-Oilwell Varco and publicly traded hedge fund GLG Partners, an out-of-benchmark position. Performance was further dampened by underweighting two outperforming benchmark components: integrated energy provider Chevron and pharmaceutical giant Pfizer. Conversely, our results benefited from favorable stock selection in financials, although those benefits were tempered by overweighting that underperforming sector. Good stock picking and an overweighting in materials helped as well. In absolute terms, U.S. dollar weakness aided our foreign holdings. Individual contributors included an out-of-benchmark stake in Belgian brewer Anheuser-Busch InBev. Fast food purveyor McDonald's also helped, as did drug maker Wyeth - a takeover target - and Dow Chemical. A number of the stocks I've mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class O	.61%
Actual		$ 1,000.00	$ 1,371.00	$ 3.63
Hypothetical A		$ 1,000.00	$ 1,022.01	$ 3.09
Class A	.97%
Actual		$ 1,000.00	$ 1,368.70	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91
Class T	1.50%
Actual		$ 1,000.00	$ 1,365.70	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.59
Class B	1.95%
Actual		$ 1,000.00	$ 1,362.60	$ 11.55
Hypothetical A		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.94%
Actual		$ 1,000.00	$ 1,363.80	$ 11.50
Hypothetical A		$ 1,000.00	$ 1,015.34	$ 9.80
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,370.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
JPMorgan Chase & Co.	2.4	1.1
Cisco Systems, Inc.	2.1	2.0
Hewlett-Packard Co.	1.7	1.5
Bank of America Corp.	1.6	0.0
Wells Fargo & Co.	1.5	0.7
Morgan Stanley	1.5	0.4
Pearl Group Ltd.	1.3	0.0
Agnico-Eagle Mines Ltd. (Canada)	1.2	0.6
Wal-Mart Stores, Inc.	1.2	2.0
	17.1
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	16.8
Information Technology	19.4	17.7
Consumer Discretionary	13.4	13.5
Energy	12.3	11.8
Materials	10.3	5.4
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 99.9%
	Convertible Securities 0.5%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	25.1%	** Foreign investments	16.4%

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Johnson Controls, Inc.	300,000	$ 7,668,000
TRW Automotive Holdings Corp. (a)	380,200	6,368,350
		14,036,350
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,300,000
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(b)	85,000	6,838,250
Regis Corp.	588,000	9,114,000
Steiner Leisure Ltd. (a)	100,000	3,576,000
		19,528,250
Hotels, Restaurants & Leisure - 2.0%
Bob Evans Farms, Inc.	132,200	3,841,732
CEC Entertainment, Inc. (a)	400,000	10,344,000
Ctrip.com International Ltd. sponsored ADR (a)	327,908	19,277,711
Darden Restaurants, Inc.	185,000	6,314,050
P.F. Chang's China Bistro, Inc. (a)(b)	255,000	8,662,350
Penn National Gaming, Inc. (a)	100,000	2,766,000
Starwood Hotels & Resorts Worldwide, Inc.	200,000	6,606,000
Wyndham Worldwide Corp.	975,000	15,912,000
Wynn Macau Ltd. (e)	268,400	349,093
Yum! Brands, Inc.	40,000	1,350,400
		75,423,336
Household Durables - 0.6%
Desarrolladora Homex SAB de CV sponsored ADR (a)(b)	270,000	10,200,600
Jarden Corp.	100,000	2,807,000
Meritage Homes Corp. (a)	259,731	5,272,539
Pulte Homes, Inc.	180,500	1,983,695
Whirlpool Corp.	50,000	3,498,000
		23,761,834
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	150,000	14,004,000
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	358,600	9,951,150
Media - 0.4%
McGraw-Hill Companies, Inc.	50,500	1,269,570
The Walt Disney Co.	380,000	10,434,800
Virgin Media, Inc.	289,500	4,029,840
		15,734,210
Multiline Retail - 0.5%
Kohl's Corp. (a)	308,800	17,617,040
Specialty Retail - 3.9%
Aeropostale, Inc. (a)	200,000	8,694,000
American Eagle Outfitters, Inc.	310,000	5,226,600
AutoNation, Inc. (a)(b)	200,000	3,616,000
AutoZone, Inc. (a)	71,400	10,440,108

	Shares	Value
Belle International Holdings Ltd.	14,800,000	$ 15,201,032
Best Buy Co., Inc.	280,200	10,513,104
Big 5 Sporting Goods Corp.	65,957	995,951
Gymboree Corp. (a)	250,000	12,095,000
H&M Hennes & Mauritz AB (B Shares)	33,900	1,903,770
Jos. A. Bank Clothiers, Inc. (a)	196,000	8,774,920
Ross Stores, Inc.	789,485	37,713,698
TJX Companies, Inc.	730,700	27,145,505
Xinyu Hengdeli Holdings Ltd.	174,000	48,046
		142,367,734
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	3,614,600
China Dongxiang Group Co. Ltd.	8,335,000	5,560,252
Gildan Activewear, Inc. (a)	207,700	4,105,495
Iconix Brand Group, Inc. (a)	1,487,300	18,546,631
Li Ning Co. Ltd. (b)	2,950,000	9,078,387
Phillips-Van Heusen Corp.	416,900	17,839,151
Polo Ralph Lauren Corp. Class A	270,000	20,687,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,215,000	20,825,100
Steven Madden Ltd. (a)	410,000	15,092,100
VF Corp.	188,253	13,635,165
Warnaco Group, Inc. (a)	636,300	27,908,118
		156,892,399
TOTAL CONSUMER DISCRETIONARY		491,616,303
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	832,600	38,018,411
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	702
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	11,438,250
Dr Pepper Snapple Group, Inc. (a)	300,000	8,625,000
		58,082,363
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	58,400	3,297,264
Kroger Co.	353,100	7,287,984
Wal-Mart Stores, Inc.	895,000	43,935,550
		54,520,798
Food Products - 2.5%
Alliance Grain Traders, Inc.	25,000	457,029
Alliance Grain Traders, Inc. (d)	500,000	9,140,589
Ausnutria Dairy Hunan Co. Ltd. Class H (e)	1,904,000	982,693
Bunge Ltd.	422,000	26,421,420
Chiquita Brands International, Inc. (a)	100,238	1,619,846
ConAgra Foods, Inc.	150,000	3,252,000
Dean Foods Co. (a)	100,000	1,779,000
Fresh Del Monte Produce, Inc. (a)	634,545	14,347,062
Green Mountain Coffee Roasters, Inc. (a)(b)	154,000	11,371,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	342,101	$ 20,002,645
TreeHouse Foods, Inc. (a)	74,000	2,639,580
		92,013,224
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,715,040
Personal Products - 0.8%
Avon Products, Inc.	350,000	11,886,000
Nu Skin Enterprises, Inc. Class A	852,800	15,802,384
		27,688,384
Tobacco - 0.4%
Altria Group, Inc.	130,300	2,320,643
Lorillard, Inc.	150,000	11,145,000
Reynolds American, Inc.	50,000	2,226,000
		15,691,643
TOTAL CONSUMER STAPLES		251,711,452
ENERGY - 12.2%
Energy Equipment & Services - 4.6%
BJ Services Co.	321,805	6,252,671
ENSCO International, Inc.	697,500	29,671,650
Helmerich & Payne, Inc.	398,500	15,752,705
Nabors Industries Ltd. (a)	955,900	19,978,310
Noble Corp.	1,040,000	39,478,400
Patterson-UTI Energy, Inc.	873,800	13,194,380
Pride International, Inc. (a)	130,000	3,957,200
Rowan Companies, Inc.	200,000	4,614,000
Schlumberger Ltd.	40,000	2,384,000
Tidewater, Inc.	319,300	15,035,837
Transocean Ltd. (a)	130,000	11,118,900
Weatherford International Ltd. (a)	379,600	7,869,108
		169,307,161
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	120,000	7,527,600
Apache Corp.	208,800	19,174,104
Chesapeake Energy Corp.	950,000	26,980,000
Chevron Corp.	605,400	42,638,322
Cimarex Energy Co.	62,455	2,705,551
ConocoPhillips	111,600	5,039,856
Devon Energy Corp.	50,000	3,366,500
EnCana Corp.	200,000	11,583,372
Enterprise Products Partners LP	200,000	5,664,000
EXCO Resources, Inc. (a)	81,800	1,528,842
Exxon Mobil Corp.	253,333	17,381,177
Frontier Oil Corp.	247,000	3,438,240
James River Coal Co. (a)	250,000	4,777,500
Marathon Oil Corp.	1,170,000	37,323,000
Massey Energy Co.	200,000	5,578,000
Occidental Petroleum Corp.	392,900	30,803,360
OPTI Canada, Inc. (a)(b)	3,000,000	6,025,222

	Shares	Value
Petrohawk Energy Corp. (a)	150,000	$ 3,631,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,456,228
sponsored ADR	25,000	1,147,500
Range Resources Corp.	100,000	4,936,000
Southern Union Co.	511,800	10,640,322
Southwestern Energy Co. (a)	350,000	14,938,000
Suncor Energy, Inc.	102,400	3,577,543
Sunoco, Inc.	30,000	853,500
XTO Energy, Inc.	50,000	2,066,000
		278,781,239
TOTAL ENERGY		448,088,400
FINANCIALS - 19.5%
Capital Markets - 4.3%
AllianceBernstein Holding LP	75,000	2,046,000
Ameriprise Financial, Inc.	400,000	14,532,000
Bank of New York Mellon Corp.	150,000	4,348,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	1,657,158
Evercore Partners, Inc. Class A	80,800	2,360,976
Germany1 Acquisition Ltd. (a)	1,488,300	18,642,219
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,260,000	3,042,201
GLG Partners, Inc. (b)	7,309,262	29,456,326
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	1,334,464
Goldman Sachs Group, Inc.	20,300	3,742,305
Janus Capital Group, Inc.	589,077	8,353,112
Morgan Stanley	1,715,485	52,974,177
State Street Corp.	145,000	7,627,000
UBS AG:
(For. Reg.) (a)	209,710	3,844,829
(NY Shares) (a)	100,000	1,831,000
		155,792,267
Commercial Banks - 2.8%
BB&T Corp.	95,700	2,606,868
Fifth Third Bancorp	300,000	3,039,000
HDFC Bank Ltd.	84,785	2,931,552
Huntington Bancshares, Inc.	347,600	1,637,196
KeyCorp	890,000	5,785,000
PNC Financial Services Group, Inc.	317,400	15,422,466
Regions Financial Corp.	319,600	1,984,716
SVB Financial Group (a)	100,000	4,327,000
U.S. Bancorp, Delaware	287,000	6,273,820
Umpqua Holdings Corp.	200,000	2,120,000
Wells Fargo & Co.	1,999,550	56,347,319
		102,474,937
Consumer Finance - 0.4%
American Express Co.	200,000	6,780,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	200,000	$ 7,146,000
ORIX Corp.	23,440	1,423,841
		15,349,841
Diversified Financial Services - 5.7%
Bank of America Corp.	3,445,800	58,302,936
JPMorgan Chase & Co.	2,000,900	87,679,438
Pearl Group Ltd. (a)(b)	3,448,947	47,187,992
Pearl Group Ltd. warrants 3/17/13 (a)	2,062,500	2,716,251
PICO Holdings, Inc. (a)	383,989	12,806,033
		208,692,650
Insurance - 4.0%
ACE Ltd.	202,000	10,798,920
American International Group, Inc. (b)	60,000	2,646,600
Aspen Insurance Holdings Ltd.	514,300	13,613,521
Axis Capital Holdings Ltd.	307,500	9,280,350
Berkshire Hathaway, Inc. Class A (a)	76	7,676,000
Genworth Financial, Inc. Class A	1,000,000	11,950,000
Lincoln National Corp.	433,400	11,229,394
Loews Corp.	492,700	16,874,975
Max Capital Group Ltd.	231,736	4,952,198
MetLife, Inc.	222,325	8,463,913
Platinum Underwriters Holdings Ltd.	288,167	10,327,905
Protective Life Corp.	146,200	3,131,604
The Chubb Corp.	47,400	2,389,434
The Travelers Companies, Inc.	662,000	32,590,260
Unum Group	73,300	1,571,552
		147,496,626
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	203,400	2,245,536
CBL & Associates Properties, Inc. (b)	1,344,258	13,039,303
Rayonier, Inc.	149,340	6,109,499
Sunstone Hotel Investors, Inc.	245,000	1,739,500
		23,133,838
Real Estate Management & Development - 1.7%
BR Malls Participacoes SA (a)	957,900	11,314,589
Brookfield Properties Corp.	883,900	9,952,714
CB Richard Ellis Group, Inc. Class A (a)	546,500	6,415,910
Hang Lung Properties Ltd.	3,520,000	12,967,226
Housing Development and Infrastructure Ltd. (a)	598,702	4,041,097
Iguatemi Empresa de Shopping Centers SA	50,000	784,823
Indiabulls Real Estate Ltd.	1,000,000	5,693,935
Jones Lang LaSalle, Inc.	240,300	11,383,011
		62,553,305
TOTAL FINANCIALS		715,493,464

	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 0.7%
Amgen, Inc. (a)	100,000	$ 6,023,000
Genzyme Corp. (a)	35,000	1,985,550
Gilead Sciences, Inc. (a)	300,000	13,974,000
ImmunoGen, Inc. (a)	99,600	807,756
Micromet, Inc. (a)(b)	322,892	2,150,461
		24,940,767
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	151,500	10,444,410
Boston Scientific Corp. (a)	500,000	5,295,000
C. R. Bard, Inc.	100,000	7,861,000
Cooper Companies, Inc.	350,000	10,405,500
Covidien PLC	677,500	29,308,650
Hospira, Inc. (a)	140,000	6,244,000
		69,558,560
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	200,000	4,476,000
Brookdale Senior Living, Inc.	545,700	9,893,541
Express Scripts, Inc. (a)	337,036	26,147,253
Futuremed Healthcare Income Fund	505,520	3,858,102
Hanger Orthopedic Group, Inc. (a)(c)	1,815,064	25,174,938
Henry Schein, Inc. (a)	50,000	2,745,500
Humana, Inc. (a)	50,000	1,865,000
Lincare Holdings, Inc. (a)	100,000	3,125,000
McKesson Corp.	105,000	6,252,750
Medco Health Solutions, Inc. (a)	431,400	23,860,734
Sinopharm Group Co. Ltd. Class H	38,000	96,299
WellPoint, Inc. (a)	70,000	3,315,200
		110,810,317
Health Care Technology - 0.3%
Cerner Corp. (a)	162,000	12,117,600
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	931,000
Pharmaceuticals - 3.0%
Allergan, Inc.	375,000	21,285,000
AstraZeneca PLC sponsored ADR (b)	250,000	11,237,500
King Pharmaceuticals, Inc. (a)	691,138	7,443,556
Mylan, Inc. (a)	200,000	3,202,000
Perrigo Co. (b)	160,000	5,438,400
Sanofi-Aventis sponsored ADR	300,000	11,085,000
Schering-Plough Corp.	185,000	5,226,250
Shire PLC sponsored ADR	100,000	5,229,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	664,821	33,613,350
Watson Pharmaceuticals, Inc. (a)	100,000	3,664,000
		107,424,056
TOTAL HEALTH CARE		325,782,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
Bombardier, Inc. Class B (sub. vtg.)	1,000,000	$ 4,642,690
Goodrich Corp.	100,000	5,434,000
Honeywell International, Inc.	573,867	21,319,159
Precision Castparts Corp.	7,000	713,090
Raytheon Co.	41,937	2,011,718
United Technologies Corp.	370,000	22,544,100
		56,664,757
Air Freight & Logistics - 0.2%
Dynamex, Inc. (a)	100,000	1,633,000
Pacer International, Inc.	500,000	1,930,000
United Parcel Service, Inc. Class B	77,100	4,353,837
		7,916,837
Commercial Services & Supplies - 0.3%
United Stationers, Inc. (a)	230,000	10,950,300
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,682,822
Electrical Equipment - 0.3%
Regal-Beloit Corp.	262,667	12,006,509
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	310,000	10,512,100
Textron, Inc.	259,000	4,915,820
		15,427,920
Machinery - 0.4%
Commercial Vehicle Group, Inc. (a)	383,413	2,496,019
Navistar International Corp. (a)	56,000	2,095,520
Oshkosh Co.	348,700	10,785,291
		15,376,830
Marine - 0.2%
Alexander & Baldwin, Inc.	220,097	7,062,913
Professional Services - 0.1%
Manpower, Inc.	80,000	4,536,800
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	1,250,000	16,700,000
CSX Corp.	250,000	10,465,000
Norfolk Southern Corp.	534,200	23,029,362
Ryder System, Inc.	100,000	3,906,000
Union Pacific Corp.	230,000	13,420,500
		67,520,862
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	730,000	11,665,400
Interline Brands, Inc. (a)	335,008	5,644,885
		17,310,285
TOTAL INDUSTRIALS		218,456,835
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	3,223,300	75,876,482
Harris Corp.	350,000	13,160,000

	Shares	Value
Juniper Networks, Inc. (a)	409,500	$ 11,064,690
Palm, Inc. (a)	50,000	871,500
Tellabs, Inc. (a)	950,000	6,574,000
		107,546,672
Computers & Peripherals - 6.5%
Apple, Inc. (a)	514,000	95,280,181
Dell, Inc. (a)	1,575,400	24,040,604
EMC Corp. (a)	300,000	5,112,000
Hewlett-Packard Co.	1,290,500	60,924,505
International Business Machines Corp.	126,400	15,118,704
NCR Corp. (a)	436,560	6,033,259
Seagate Technology	600,000	9,126,000
Western Digital Corp. (a)	605,000	22,100,650
		237,735,903
Electronic Equipment & Components - 0.7%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,432,508
Corning, Inc.	300,000	4,593,000
FLIR Systems, Inc. (a)	320,000	8,950,400
SYNNEX Corp. (a)	162,900	4,965,192
		26,941,100
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	62,800	24,557,940
Google, Inc. Class A (a)	26,600	13,189,610
NetEase.com, Inc. sponsored ADR (a)(b)	590,000	26,951,200
Open Text Corp. (a)	450,000	16,860,813
Sina Corp. (a)	300,000	11,388,000
Sohu.com, Inc. (a)(b)	210,500	14,478,190
Tencent Holdings Ltd.	830,000	13,504,903
		120,930,656
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	235,556	12,760,069
Alliance Data Systems Corp. (a)(b)	295,750	18,064,410
Computer Sciences Corp. (a)	196,200	10,341,702
Fidelity National Information Services, Inc.	500,000	12,755,000
Hewitt Associates, Inc. Class A (a)	460,000	16,757,800
Syntel, Inc.	39,212	1,871,589
		72,550,570
Semiconductors & Semiconductor Equipment - 1.8%
Aixtron AG	22,500	613,050
Applied Materials, Inc.	632,503	8,475,540
ASML Holding NV (NY Shares)	461,500	13,646,555
Avago Technologies Ltd.	46,500	793,755
Cypress Semiconductor Corp. (a)	272,000	2,809,760
Intel Corp.	1,200,000	23,484,000
KLA-Tencor Corp.	100,000	3,586,000
MEMC Electronic Materials, Inc. (a)	295,800	4,919,154
Ultratech, Inc. (a)	533,241	7,054,778
		65,382,592
Software - 2.1%
BMC Software, Inc. (a)	445,000	16,700,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Changyou.com Ltd. (A Shares) ADR	6,100	$ 216,672
Citrix Systems, Inc. (a)	350,000	13,730,500
McAfee, Inc. (a)	60,000	2,627,400
Microsoft Corp.	522,000	13,514,580
Oracle Corp.	662,400	13,804,416
Shanda Games Ltd. sponsored ADR	15,000	175,500
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	89,000	4,556,800
Solera Holdings, Inc.	120,000	3,733,200
Sybase, Inc. (a)	224,200	8,721,380
		77,781,298
TOTAL INFORMATION TECHNOLOGY		708,868,791
MATERIALS - 10.2%
Chemicals - 2.3%
Cabot Corp.	300,000	6,933,000
Celanese Corp. Class A	150,998	3,774,950
Dow Chemical Co.	920,000	23,984,400
Neo Material Technologies, Inc. (a)	3,330,600	11,916,112
Potash Corp. of Saskatchewan, Inc.	30,000	2,721,719
Terra Industries, Inc.	300,000	10,401,000
The Mosaic Co.	510,693	24,549,013
		84,280,194
Construction Materials - 0.2%
Eagle Materials, Inc.	220,000	6,287,600
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	170,000	6,273,000
Rock-Tenn Co. Class A	50,000	2,355,500
		8,628,500
Metals & Mining - 7.3%
Agnico-Eagle Mines Ltd. (Canada)	667,200	45,130,268
Alcoa, Inc.	470,000	6,166,400
AngloGold Ashanti Ltd. sponsored ADR	343,800	14,013,288
ArcelorMittal SA (NY Shares) Class A (b)	590,000	21,912,600
Barrick Gold Corp.	787,000	29,803,811
BHP Billiton PLC	600,000	16,380,403
Carpenter Technology Corp.	418,200	9,781,698
Freeport-McMoRan Copper & Gold, Inc.	370,000	25,385,700
Kinross Gold Corp.	144,800	3,155,707
Newcrest Mining Ltd.	747,050	21,023,616
Newmont Mining Corp.	533,400	23,480,268
Nucor Corp.	76,500	3,596,265
Sherritt International Corp. (b)	1,600,000	11,448,856
Silver Standard Resources, Inc. (a)	539,900	11,532,264
Tata Steel Ltd.	2,370,000	25,293,736
		268,104,880

	Shares	Value
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	$ 4,593,125
TOTAL MATERIALS		371,894,299
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
Global Crossing Ltd. (a)	106,861	1,528,112
Iliad Group SA	203,175	22,892,560
Qwest Communications International, Inc.	2,203,000	8,393,430
		32,814,102
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	650,000	10,571,533
Sprint Nextel Corp. (a)	1,587,000	6,268,650
Vodafone Group PLC sponsored ADR	127,300	2,864,250
		19,704,433
TOTAL TELECOMMUNICATION SERVICES		52,518,535
UTILITIES - 1.3%
Electric Utilities - 0.2%
Entergy Corp.	75,000	5,989,500
Exelon Corp.	36,000	1,786,320
		7,775,820
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	8,151,000
Calpine Corp. (a)	100,000	1,152,000
		9,303,000
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	4,280,255
Public Service Enterprise Group, Inc.	559,400	17,587,536
Sempra Energy	155,000	7,720,550
		29,588,341
TOTAL UTILITIES		46,667,161
TOTAL COMMON STOCKS (Cost $3,273,116,315)		3,631,097,540
Convertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Trico Marine Services, Inc. 8.125% 2/1/13	$ 5,200,000	4,771,000
FINANCIALS - 0.3%
Capital Markets - 0.3%
GLG Partners, Inc. 5% 5/15/14 (d)	9,710,000	11,902,518
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. 16% 6/1/16 (d)	$ 4,287,000	$ 3,735,692
TOTAL CONVERTIBLE BONDS (Cost $15,947,864)		20,409,210
Money Market Funds - 2.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.19% (f) (Cost $100,989,476)	100,989,476	100,989,476
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,390,053,655)		3,752,496,226
NET OTHER ASSETS - (2.5)%		(91,443,252)
NET ASSETS - 100%		$ 3,661,052,974
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,778,799 or 0.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,550
Fidelity Securities Lending Cash Central Fund	1,404,674
Total	$ 1,490,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadian Timber Income Fund	$ 931,980	$ 3,505,056	$ -	$ 362,990	$ -
Hanger Orthopedic Group, Inc.	42,309,235	2,912,394	11,396,515	-	25,174,938
Liberty International Acquisition Co.	51,455,066	45,835,568	48,288,128	-	-
Total	$ 94,696,281	$ 52,253,018	$ 59,684,643	$ 362,990	$ 25,174,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,616,303	$ 491,267,210	$ 349,093	$ -
Consumer Staples	251,711,452	250,728,759	982,693	-
Energy	448,088,400	448,088,400	-	-
Financials	715,493,464	710,224,794	5,268,670	-
Health Care	325,782,300	325,782,300	-	-
Industrials	218,456,835	218,456,835	-	-
Information Technology	708,868,791	708,868,791	-	-
Materials	371,894,299	371,894,299	-	-
Telecommunication Services	52,518,535	41,947,002	10,571,533	-
Utilities	46,667,161	46,667,161	-	-
Corporate Bonds	20,409,210	-	20,409,210	-
Money Market Funds	100,989,476	100,989,476	-	-
Total Investments in Securities	$ 3,752,496,226	$ 3,714,915,027	$ 37,581,199	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.4%
Cayman Islands	3.3%
China	2.4%
Switzerland	2.1%
Bermuda	1.8%
United Kingdom	1.6%
Belgium	1.1%
India	1.1%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $652,766,370 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $730,690,491 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $97,461,116) - See accompanying schedule: Unaffiliated issuers (cost $3,262,335,443)	$ 3,626,331,812
Fidelity Central Funds (cost $100,989,476)	100,989,476
Other affiliated issuers (cost $26,728,736)	25,174,938
Total Investments (cost $3,390,053,655)		$ 3,752,496,226
Receivable for investments sold		39,531,126
Receivable for fund shares sold		66,540
Dividends receivable		1,818,983
Interest receivable		566,801
Distributions receivable from Fidelity Central Funds		70,602
Prepaid expenses		23,972
Other receivables		296,604
Total assets		3,794,870,854

Liabilities
Payable to custodian bank	$ 20,721
Payable for investments purchased Regular delivery	17,334,910
Delayed delivery	1,345,241
Payable for fund shares redeemed	1,464,719
Accrued management fee	1,693,896
Distribution fees payable	79,809
Notes payable to Affilates	8,902,000
Other affiliated payables	199,327
Other payables and accrued expenses	1,787,781
Collateral on securities loaned, at value	100,989,476
Total liabilities		133,817,880

Net Assets		$ 3,661,052,974
Net Assets consist of:
Paid in capital		$ 4,708,789,694
Undistributed net investment income		25,319,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,433,852,765)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,796,882
Net Assets		$ 3,661,052,974

Statement of Assets and Liabilities - continued

September 30, 2009

Class O: Net Asset Value, offering price and redemption price per share ($3,278,390,495 ÷ 380,783,094 shares)	$ 8.61

Class A: Net Asset Value and redemption price per share ($380,174,904 ÷ 45,309,604 shares)	$ 8.39

Maximum offering price per share (100/94.25 of $8.39)	$ 8.90
Class T: Net Asset Value and redemption price per share ($978,289 ÷ 117,978 shares)	$ 8.29

Maximum offering price per share (100/96.50 of $8.29)	$ 8.59
Class B: Net Asset Value and offering price per share ($384,309 ÷ 46,676 shares)A	$ 8.23

Class C: Net Asset Value and offering price per share ($1,042,040 ÷ 126,982 shares)A	$ 8.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,937 ÷ 9,653 shares)	$ 8.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends (including $362,990 earned from other affiliated issuers)		$ 57,878,091
Interest		582,487
Income from Fidelity Central Funds		1,490,224
Total income		59,950,802

Expenses
Management fee	$ 17,472,929
Transfer agent fees	636,426
Distribution fees	773,919
Accounting and security lending fees	991,643
Custodian fees and expenses	134,867
Independent trustees' compensation	23,212
Depreciation in deferred trustee compensation account	(1,241)
Registration fees	70,136
Audit	81,816
Legal	27,672
Interest	11,025
Miscellaneous	105,338
Total expenses before reductions	20,327,742
Expense reductions	(344,882)	19,982,860
Net investment income (loss)		39,967,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,299,991,147)
Other affiliated issuers	(9,813,087)
Foreign currency transactions	19,462
Futures contracts	(355,666)
Total net realized gain (loss)		(1,310,140,438)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,635,812)	879,826,799
Assets and liabilities in foreign currencies	52,001
Total change in net unrealized appreciation (depreciation)		879,878,800
Net gain (loss)		(430,261,638)
Net increase (decrease) in net assets resulting from operations		$ (390,293,696)

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,967,942	$ 32,048,513
Net realized gain (loss)	(1,310,140,438)	65,594,756
Change in net unrealized appreciation (depreciation)	879,878,800	(1,329,721,486)
Net increase (decrease) in net assets resulting from operations	(390,293,696)	(1,232,078,217)
Distributions to shareholders from net investment income	(37,208,511)	(43,055,768)
Distributions to shareholders from net realized gain	(2,613,165)	(762,330,303)
Total distributions	(39,821,676)	(805,386,071)
Share transactions - net increase (decrease)	(76,939,898)	376,675,699
Total increase (decrease) in net assets	(507,055,270)	(1,660,788,589)

Net Assets
Beginning of period	4,168,108,244	5,828,896,833
End of period (including undistributed net investment income of $25,319,163 and undistributed net investment income of $24,215,950, respectively)	$ 3,661,052,974	$ 4,168,108,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class O

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 14.37	$ 12.91	$ 11.91	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.09	.08	.12	.14	.19 F
Net realized and unrealized gain (loss)	(.95)	(2.86)	2.25	1.18	.86
Total from investment operations	(.86)	(2.78)	2.37	1.32	1.05
Distributions from net investment income	(.09)	(.11)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.10) I	(2.02) H	(.91)	(.32)	(.17)
Net asset value, end of period	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Total Return A, B	(8.77)%	(22.45)%	19.44%	11.25%	9.51%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.60%	.58%	.59%	.57%	.51%
Net investment income (loss)	1.33%	.64%	.90%	1.13%	1.68% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751	$ 4,965,789
Portfolio turnover rate E	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

I Total distributions of $.095 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007

2006

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 14.04	$ 12.64	$ 11.66	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.06	.03	.07	.08	.13 G
Net realized and unrealized gain (loss)	(.93)	(2.78)	2.19	1.16	.83
Total from investment operations	(.87)	(2.75)	2.26	1.24	.96
Distributions from net investment income	(.05)	(.06)	(.09)	(.07)	(.10)
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.06) J	(1.97) I	(.86)	(.26)	(.10)
Net asset value, end of period	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Total Return A, B, C	(9.18)%	(22.73)%	18.90%	10.81%	8.86%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of fee waivers, if any	1.02%	.99%	.99%	1.06%	1.17%
Expenses net of all reductions	1.01%	.97%	.98%	1.02%	1.06%
Net investment income (loss)	.92%	.25%	.51%	.68%	1.14% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,175	$ 379,162	$ 471,593	$ 372,010	$ 293,602
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.059 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share.

K Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(.93)	(2.76)	2.19	1.14	.31
Total from investment operations	(.90)	(2.78)	2.20	1.18	.32
Distributions from net investment income	(.03)	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.03) K	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Total Return B, C, D	(9.65)%	(23.06)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of fee waivers, if any	1.48%	1.42%	1.43%	1.43%	1.33% A
Expenses net of all reductions	1.47%	1.40%	1.42%	1.39%	1.21% A
Net investment income (loss)	.47%	(.18)%	.07%	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978	$ 1,013	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

K Total distributions of $.032 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- K	(.08)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.74)	2.18	1.15	.31
Total from investment operations	(.92)	(2.82)	2.13	1.12	.30
Distributions from net investment income	-	-	(.04)	(.06)	-
Distributions from net realized gain	-	(1.86)	(.77)	(.19)	-
Total distributions	-	(1.86) L	(.81)	(.25)	-
Net asset value, end of period	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Total Return B, C, D	(10.05)%	(23.45)%	17.92%	9.74%	2.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.93%	1.88%	1.90%	1.91%	1.74% A
Net investment income (loss)	-% H	(.66)%	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 399	$ 466	$ 284	$ 118
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- J	(.08)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(.92)	(2.73)	2.18	1.15	.31
Total from investment operations	(.92)	(2.81)	2.13	1.14	.30
Distributions from net investment income	(.02)	-	(.04)	(.06)	-
Distributions from net realized gain	(.01)	(1.88)	(.77)	(.19)	-
Total distributions	(.03) L	(1.88) K	(.81)	(.25)	-
Net asset value, end of period	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Total Return B, C, D	(10.00)%	(23.39)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.93%	1.90%	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.92%	1.89%	1.90%	1.82%	1.71% A
Net investment income (loss)	.01%	(.66)%	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042	$ 522	$ 458	$ 229	$ 103
Portfolio turnover rate G	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

L Total distributions of $.027 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.08	.06	.11	.12	.02
Net realized and unrealized gain (loss)	(.96)	(2.84)	2.23	1.17	.32
Total from investment operations	(.88)	(2.78)	2.34	1.29	.34
Distributions from net investment income	(.07)	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(.01)	(1.91)	(.77)	(.19)	-
Total distributions	(.08) J	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Total Return B, C	(8.99)%	(22.48)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.74%	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.81%	.74%	.74%	.78%	.83% A
Expenses net of all reductions	.79%	.73%	.69%	.74%	.71% A
Net investment income (loss)	1.14%	.50%	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 1,720	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	152%	283%	200%	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

J Total distributions of $.080 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 562,641,873
Unrealized depreciation	(253,418,806)
Net unrealized appreciation (depreciation)	$ 309,223,067

Undistributed ordinary income	$ 26,576,854

Capital loss carryforward	$ (652,766,370)

Cost for federal income tax purposes	$ 3,443,273,159

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 39,821,676	$ 333,675,118
Long-term Capital Gains	-	471,710,953
Total	$ 39,821,676	$ 805,386,071

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (355,666)	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (355,666)	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(355,666) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,864,805,900 and $4,921,016,790, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 758,483	$ 5,468
Class T	.25%	.25%	4,256	2
Class B	.75%	.25%	3,124	2,345
Class C	.75%	.25%	8,056	1,848
			$ 773,919	$ 9,663

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$ 124,633	-*
Class A	502,985.17
Class T	3,143.37
Class B	1,046.33
Class C	2,608.32
Institutional Class	2,011.20
	$ 636,426

* Amount less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $153,511 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,476,647.49%		$ 10,429

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,186 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,404,674.

Annual Report

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,140,800. The weighted average interest rate was .60%. The interest expense amounted to $596 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $344,882 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
From net investment income
Class O	$ 34,977,828	$ 40,933,328
Class A	2,211,312	2,106,450
Class T	3,457	527
Class C	2,139	-
Institutional Class	13,775	15,463
Total	$ 37,208,511	$ 43,055,768
From net realized gain
Class O	$ 2,360,189	$ 696,957,954
Class A	250,450	64,779,107
Class T	798	143,694
Class B	-	67,933
Class C	611	64,542
Institutional Class	1,117	317,073
Total	$ 2,613,165	$ 762,330,303

Annual Report

Notes to Financial Statements - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class O
Shares sold	22,448,512	16,057,568	$ 158,446,482	$ 193,845,310
Reinvestment of distributions	5,071,181	58,139,167	34,282,205	713,948,956
Shares redeemed	(42,079,870)	(51,302,412)	(300,445,967)	(617,418,741)
Net increase (decrease)	(14,560,177)	22,894,323	$ (107,717,280)	$ 290,375,525
Class A
Shares sold	8,258,131	5,411,532	$ 56,859,926	$ 63,707,961
Reinvestment of distributions	339,292	5,544,964	2,242,770	66,539,525
Shares redeemed	(3,959,271)	(3,862,439)	(27,548,432)	(44,869,515)
Net increase (decrease)	4,638,152	7,094,057	$ 31,554,264	$ 85,377,971
Class T
Shares sold	68,566	57,049	$ 478,855	$ 630,134
Reinvestment of distributions	623	12,119	4,090	144,221
Shares redeemed	(61,121)	(35,694)	(411,093)	(394,165)
Net increase (decrease)	8,068	33,474	$ 71,852	$ 380,190
Class B
Shares sold	23,061	23,902	$ 153,649	$ 266,423
Reinvestment of distributions	-	5,649	-	66,997
Shares redeemed	(20,044)	(19,562)	(138,646)	(209,450)
Net increase (decrease)	3,017	9,989	$ 15,003	$ 123,970
Class C
Shares sold	135,123	41,282	$ 875,951	$ 457,619
Reinvestment of distributions	401	5,132	2,612	60,914
Shares redeemed	(65,549)	(22,503)	(438,818)	(241,130)
Net increase (decrease)	69,975	23,911	$ 439,745	$ 277,403
Institutional Class
Shares sold	38,032	17,393	$ 258,986	$ 195,620
Reinvestment of distributions	2,061	27,031	13,910	331,400
Shares redeemed	(210,626)	(33,224)	(1,576,378)	(386,380)
Net increase (decrease)	(170,533)	11,200	$ (1,303,482)	$ 140,640

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class I designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Class O and Class A show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Advisor Capital Development Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class O through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Capital Development Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Class O ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-I-UANN-1109
1.814761.104

Item 2. Code of Ethics

As of the end of the period, September 30, 2009, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Capital Development Fund and Fidelity Advisor Diversified Stock Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$52,000	$-	$6,200	$-
Fidelity Advisor Diversified Stock Fund	$53,000	$-	$9,700	$-

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$53,000	$-	$5,600	$-
Fidelity Advisor Diversified Stock Fund	$52,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$1,020,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$280,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2009 A	September 30, 2008 A
Deloitte Entities	$1,555,000	$890,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2009